UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Equity-Income Fund Annual Report January 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity-Income Fund	24.42%	12.39%	4.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income Fund, a class of the fund, on January 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$15,414	Fidelity® Equity-Income Fund
$17,386	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes gained roughly 24% to 25%, nearly keeping pace with the 25.76% advance of the benchmark Russell 3000® Value Index. Relative to the benchmark, the fund was hurt by a higher-than-normal amount of cash. This reflected my caution about market volatility leading up to the election, which did not come to pass. Weak stock selection in health care also detracted, especially an out-of-benchmark stake in Israeli drug manufacturer Teva Pharmaceutical Industries. Teva’s multiple challenges this period included overpaying to acquire a competitor, falling earnings and unfavorable patent decisions. Another drug manufacturer that detracted from relative performance was GlaxoSmithKline, an out-of-benchmark stock hurt mostly by a weaker British pound. Elsewhere, the fund’s biggest individual detractor was CVS, a retail drug store chain that reported lighter-than-expected revenue in November. On the positive side, security selection in the energy sector helped performance – especially energy transportation companies Williams Partners, Energy Transfer Equity and Williams Companies, parent of Williams Partners and the only one of the three in the benchmark. Stock picking in financials, especially banks, also helped. JPMorgan Chase, the fund’s largest holding, was a notable contributor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.3	3.7
Cisco Systems, Inc.	3.3	2.6
Procter & Gamble Co.	2.8	2.5
Johnson & Johnson	2.6	2.8
General Electric Co.(a)	2.2	2.8
Comcast Corp. Class A(a)	2.1	1.0
Verizon Communications, Inc.	2.1	2.1
Chubb Ltd.	2.0	1.5
The Blackstone Group LP	1.9	1.5
Exelon Corp.	1.8	1.7
	25.1

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	23.8
Energy	10.9	11.8
Information Technology	9.7	11.3
Health Care	9.6	10.2
Industrials	9.5	10.9

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*,**
Stocks	94.5%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 13.5%

 ** Written options - (0.1)%

As of July 31, 2016*,**
Stocks	92.9%
Bonds	0.1%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 12.1%

 ** Written options - (0.1)%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Delphi Automotive PLC	240,400	$16,842
Automobiles - 1.9%
Fiat Chrysler Automobiles NV	372,400	4,093
Fiat Chrysler Automobiles NV	3,180,000	34,671
General Motors Co.	3,312,900	121,285
		160,049
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	1,261,600	65,439
Whitbread PLC	381,261	18,825
		84,264
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,093,580	29,570
Tupperware Brands Corp.	392,700	23,703
		53,273
Leisure Products - 0.5%
Mattel, Inc.	930,600	24,391
Polaris Industries, Inc. (a)	242,600	20,395
		44,786
Media - 3.5%
Comcast Corp. Class A (b)	2,347,294	177,033
Daiichikosho Co. Ltd.	736,000	29,235
ITV PLC	5,871,300	15,009
The Walt Disney Co.	239,900	26,545
Time Warner, Inc.	451,600	43,737
		291,559
Multiline Retail - 1.2%
Kohl's Corp.	643,724	25,640
Macy's, Inc.	949,200	28,039
Target Corp.	735,009	47,393
		101,072
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	90,600	3,656
Foot Locker, Inc.	179,100	12,276
GNC Holdings, Inc.	546,543	4,848
Lewis Group Ltd.	2,117,300	6,419
Stage Stores, Inc. (a)	890,500	2,493
Williams-Sonoma, Inc. (a)	154,700	7,458
		37,150

TOTAL CONSUMER DISCRETIONARY		788,995

CONSUMER STAPLES - 9.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	227,295	21,939
The Coca-Cola Co.	1,082,500	45,000
		66,939
Food & Staples Retailing - 3.8%
CVS Health Corp.	1,288,100	101,515
Kroger Co.	282,300	9,587
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,698
Wal-Mart Stores, Inc.	1,385,191	92,448
Walgreens Boots Alliance, Inc.	1,082,020	88,661
Whole Foods Market, Inc.	649,800	19,637
		319,546
Food Products - 1.0%
B&G Foods, Inc. Class A	793,367	35,186
Hilton Food Group PLC	1,240,932	10,420
Morinaga & Co. Ltd.	198,500	8,579
The Hain Celestial Group, Inc. (c)	159,200	6,298
The Hershey Co. (b)	190,600	20,103
The J.M. Smucker Co.	64,000	8,694
		89,280
Household Products - 3.1%
Kimberly-Clark Corp.	209,200	25,340
Procter & Gamble Co.	2,691,997	235,819
		261,159
Personal Products - 0.2%
Unilever NV (NY Reg.)	431,100	17,524
Tobacco - 0.2%
Reynolds American, Inc.	251,700	15,135

TOTAL CONSUMER STAPLES		769,583

ENERGY - 10.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc. (b)	391,200	24,677
Halliburton Co.	454,300	25,700
Oceaneering International, Inc.	115,400	3,214
Schlumberger Ltd.	349,900	29,290
		82,881
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	598,432	41,609
Apache Corp.	606,801	36,299
Chevron Corp. (b)	992,472	110,512
ConocoPhillips Co.	2,391,100	116,590
CONSOL Energy, Inc.	624,634	10,581
Energy Transfer Equity LP	147,200	2,642
EQT Midstream Partners LP	19,800	1,550
Golar LNG Ltd.	271,100	7,011
Imperial Oil Ltd.	386,300	12,700
Kinder Morgan, Inc.	2,421,600	54,099
Legacy Reserves LP (c)	1,845,900	4,338
MPLX LP	832,811	31,522
Suncor Energy, Inc.	3,294,700	102,190
The Williams Companies, Inc.	5,110,743	147,394
Williams Partners LP	3,396,369	139,387
		818,424

TOTAL ENERGY		901,305

FINANCIALS - 24.7%
Banks - 13.5%
Bank of America Corp. (b)	6,081,900	137,694
Comerica, Inc. (b)	737,372	49,795
Huntington Bancshares, Inc.	658,168	8,905
JPMorgan Chase & Co.	4,311,782	364,907
KeyCorp (b)	2,920,716	52,485
Lakeland Financial Corp.	357,600	15,885
Lloyds Banking Group PLC	12,478,000	10,234
M&T Bank Corp. (b)	836,578	136,002
Prosperity Bancshares, Inc.	28,600	2,077
Regions Financial Corp. (b)	3,747,200	53,997
Standard Chartered PLC (United Kingdom) (c)	1,432,566	13,951
SunTrust Banks, Inc. (b)	1,183,600	67,252
U.S. Bancorp	1,876,322	98,788
Wells Fargo & Co.	2,368,350	133,409
		1,145,381
Capital Markets - 6.3%
Apollo Global Management LLC Class A	280,300	5,954
Ares Capital Corp.	1,156,574	19,546
Ares Management LP	266,715	5,241
AURELIUS AG	258,470	16,281
KKR & Co. LP	6,632,365	115,138
Morgan Stanley (b)	1,671,131	71,006
S&P Global, Inc.	127,300	15,299
State Street Corp.	1,503,699	114,582
The Blackstone Group LP	5,278,032	161,666
TPG Specialty Lending, Inc.	372,293	6,802
Virtu Financial, Inc. Class A	245,800	4,314
		535,829
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	16,744
Insurance - 4.3%
American International Group, Inc.	62,100	3,991
Chubb Ltd.	1,300,000	170,937
Marsh & McLennan Companies, Inc. (b)	325,700	22,154
MetLife, Inc.	2,108,738	114,736
Prudential Financial, Inc.	520,577	54,718
		366,536
Mortgage Real Estate Investment Trusts - 0.2%
Agnc Investment Corp.	214,063	3,997
Two Harbors Investment Corp.	1,041,178	9,131
		13,128
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	844,727	15,543

TOTAL FINANCIALS		2,093,161

HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	364,500	57,110
Gilead Sciences, Inc.	723,200	52,396
		109,506
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	365,400	20,718
Hoya Corp.	469,200	20,453
Medtronic PLC	1,822,656	138,558
		179,729
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	43,500	3,797
Anthem, Inc.	29,900	4,609
HealthSouth Corp.	3	0
McKesson Corp.	48,500	6,749
		15,155
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	1,918,500	25,750
Bristol-Myers Squibb Co.	375,000	18,435
GlaxoSmithKline PLC	4,336,000	83,793
Johnson & Johnson	1,991,248	225,509
Merck & Co., Inc.	803,400	49,803
Pfizer, Inc.	879,179	27,896
Sanofi SA	291,332	23,416
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,526,000	51,014
		505,616

TOTAL HEALTH CARE		810,006

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.1%
General Dynamics Corp. (b)	406,500	73,609
Raytheon Co. (b)	258,900	37,323
The Boeing Co.	158,600	25,918
United Technologies Corp.	1,124,420	123,315
		260,165
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	125,556	9,550
PostNL NV (c)	6,587,500	28,829
United Parcel Service, Inc. Class B	1,201,773	131,149
		169,528
Airlines - 0.3%
Allegiant Travel Co.	18,200	3,130
Copa Holdings SA Class A	221,400	21,584
		24,714
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,100,200	50,114
Mears Group PLC	198,400	1,265
Waste Connection, Inc. (Canada)	116,297	9,327
		60,706
Electrical Equipment - 0.8%
AMETEK, Inc. (b)	162,200	8,288
Eaton Corp. PLC	622,200	44,039
Regal Beloit Corp.	189,800	13,779
		66,106
Industrial Conglomerates - 2.5%
General Electric Co. (b)	6,245,455	185,490
Roper Technologies, Inc.	138,000	26,475
		211,965
Machinery - 0.1%
Allison Transmission Holdings, Inc.	243,700	8,525

TOTAL INDUSTRIALS		801,709

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.3%
Cisco Systems, Inc.	8,965,686	275,426
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (c)	475,603	29,958
TE Connectivity Ltd.	388,832	28,910
		58,868
IT Services - 1.5%
First Data Corp. Class A (c)	4,371,136	67,053
Paychex, Inc. (b)	631,757	38,089
Sabre Corp.	828,600	20,301
		125,443
Semiconductors & Semiconductor Equipment - 1.5%
KLA-Tencor Corp.	50,400	4,290
Maxim Integrated Products, Inc.	709,900	31,576
Qualcomm, Inc.	1,644,916	87,888
		123,754
Software - 1.5%
Micro Focus International PLC	1,788,200	48,253
Microsoft Corp.	1,174,116	75,907
SS&C Technologies Holdings, Inc.	207,000	6,651
		130,811
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (b)	718,800	87,226
Inventec Corp.	13,096,000	9,867
		97,093

TOTAL INFORMATION TECHNOLOGY		811,395

MATERIALS - 1.8%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	382,100	35,638
Potash Corp. of Saskatchewan, Inc.	922,200	17,158
The Dow Chemical Co.	924,700	55,140
		107,936
Containers & Packaging - 0.5%
WestRock Co.	781,900	41,722
Metals & Mining - 0.0%
Walter Energy Guc Trust	67	18

TOTAL MATERIALS		149,676

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	151,100	15,639
Cousins Properties, Inc.	1,589,400	13,510
Crown Castle International Corp.	408,500	35,879
Duke Realty LP	709,700	17,267
First Potomac Realty Trust	1,743,625	17,855
Piedmont Office Realty Trust, Inc. Class A	970,000	21,068
Public Storage	128,700	27,671
Sabra Health Care REIT, Inc.	256,800	6,523
Ventas, Inc.	236,203	14,567
		169,979
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	2,963,089	124,924
Verizon Communications, Inc.	3,599,960	176,434
		301,358
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	9,533

TOTAL TELECOMMUNICATION SERVICES		310,891

UTILITIES - 4.7%
Electric Utilities - 4.2%
American Electric Power Co., Inc.	396,082	25,373
Duke Energy Corp.	310,300	24,371
Entergy Corp.	595,000	42,626
Exelon Corp.	4,243,800	152,268
PPL Corp.	1,563,700	54,479
Southern Co.	818,777	40,472
Xcel Energy, Inc.	413,500	17,086
		356,675
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,056,800	27,699
Public Service Enterprise Group, Inc.	387,100	17,129
		44,828

TOTAL UTILITIES		401,503

TOTAL COMMON STOCKS
(Cost $6,521,714)		8,008,203

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (c)	7,700	1,117
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	98,800	2,186
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	2,300	2,762
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Envision Healthcare Corp. Series A 5.25%	10,400	1,307
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	2,928	2,317

TOTAL HEALTH CARE		3,624

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	16,700	1,706
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	41,400	2,880
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,090)		14,275
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26 (d)	2,980	3,481
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.875% 7/1/21	1,200	1,343
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,402
Chesapeake Energy Corp. 5.5% 9/15/26 (d)	1,630	1,737
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	2,330	1,959
		5,098
TOTAL ENERGY		6,441
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
InterDigital, Inc. 1.5% 3/1/20	1,350	1,862
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	4,955	4,518
TOTAL INFORMATION TECHNOLOGY		6,380

TOTAL CONVERTIBLE BONDS		16,302

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,585	2,801
TOTAL CORPORATE BONDS
(Cost $18,137)		19,103

Preferred Securities - 0.0%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (e)(f)
(Cost $4,636)	$4,410	$4,615
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)
(Cost $15,119)	15,119,286	15,119

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.62% (i)	426,357,512	426,443
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)	28,288,357	28,294
TOTAL MONEY MARKET FUNDS
(Cost $454,678)		454,737
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $7,027,374)		8,516,052
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(39,205)
NET ASSETS - 100%		$8,476,847

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AMETEK, Inc.	3/17/17 - $55.00	387	$22	$(14)
Apple, Inc.	3/17/17 - $125.00	3,568	493	(524)
AT&T, Inc.	3/17/17 - $44.00	7,396	104	(152)
Baker Hughes, Inc.	4/21/17 - $67.50	959	112	(103)
Bank of America Corp.	3/17/17 - $25.00	15,200	259	(182)
Chevron Corp.	3/17/17 - $120.00	2,473	275	(36)
Comcast Corp. Class A	4/21/17 - $77.50	5,850	521	(804)
Comerica, Inc.	4/21/17 - $70.00	1,835	472	(385)
Crown Castle International Corp.	3/17/17 - $92.50	1,011	64	(64)
General Dynamics Corp.	5/19/17 - $185.00	1,012	335	(546)
General Electric Co.	4/21/17 - $32.00	15,593	281	(249)
Halliburton Co.	4/21/17 - $62.50	1,116	87	(88)
JPMorgan Chase & Co.	4/21/17 - $87.50	9,479	1,855	(1,701)
KeyCorp	3/17/17 - $20.00	7,293	66	(62)
M&T Bank Corp.	2/17/17 - $165.00	2,077	278	(312)
Marsh & McLennan Companies, Inc.	4/21/17 - $70.00	812	91	(77)
MetLife, Inc.	3/17/17 - $57.50	5,267	511	(365)
Morgan Stanley	4/21/17 - $45.00	4,168	438	(423)
Paychex, Inc.	3/17/17 - $62.50	1,573	115	(75)
Prudential Financial, Inc.	3/17/17 - $110.00	1,281	314	(246)
Raytheon Co.	5/19/17 - $155.00	640	163	(102)
Regions Financial Corp.	2/17/17 - $13.00	6,509	222	(944)
Regions Financial Corp.	5/19/17 - $16.00	9,367	300	(295)
Schlumberger Ltd.	3/17/17 - $92.50	867	14	(8)
SunTrust Banks, Inc.	4/21/17 - $60.00	2,952	420	(339)
The Hershey Co.	5/19/17 - $110.00	475	131	(120)
TOTAL WRITTEN OPTIONS			$7,943	$(8,216)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $367,898,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,978,000 or 0.1% of net assets.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119,000 or 0.2% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,429
Fidelity Securities Lending Cash Central Fund	502
Total	$1,931

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$788,995	$788,995	$--	$--
Consumer Staples	770,700	769,583	1,117	--
Energy	903,491	903,491	--	--
Financials	2,095,923	2,085,689	10,234	--
Health Care	813,630	680,671	132,959	--
Industrials	801,709	801,709	--	--
Information Technology	811,395	811,395	--	--
Materials	149,676	149,658	--	18
Real Estate	169,979	169,979	--	--
Telecommunication Services	312,597	303,064	9,533	--
Utilities	404,383	401,503	2,880	--
Corporate Bonds	19,103	--	19,103	--
Preferred Securities	4,615	--	4,615	--
Other	15,119		--	15,119
Money Market Funds	454,737	454,737	--	--
Total Investments in Securities:	$8,516,052	$8,320,474	$180,441	$15,137
Derivative Instruments:
Liabilities
Written Options	$(8,216)	$(5,592)	$(2,624)	$--
Total Liabilities	$(8,216)	$(5,592)	$(2,624)	$--
Total Derivative Instruments:	$(8,216)	$(5,592)	$(2,624)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$186,858

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(8,216)
Total Equity Risk	0	(8,216)
Total Value of Derivatives	$0	$(8,216)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	2.3%
Switzerland	2.3%
Ireland	2.2%
Canada	1.7%
Netherlands	1.4%
Japan	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $27,886) — See accompanying schedule: Unaffiliated issuers (cost $6,572,696)	$8,061,315
Fidelity Central Funds (cost $454,678)	454,737
Total Investments (cost $7,027,374)		$8,516,052
Receivable for investments sold		6,467
Receivable for fund shares sold		4,757
Dividends receivable		8,523
Interest receivable		251
Distributions receivable from Fidelity Central Funds		215
Prepaid expenses		13
Other receivables		1,081
Total assets		8,537,359
Liabilities
Payable for investments purchased	$459
Payable for fund shares redeemed	18,266
Accrued management fee	3,209
Written options, at value (premium received $7,943)	8,216
Other affiliated payables	1,052
Other payables and accrued expenses	1,020
Collateral on Securities Loaned	28,290
Total liabilities		60,512
Net Assets		$8,476,847
Net Assets consist of:
Paid in capital		$6,969,622
Distributions in excess of net investment income		(52,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,488,348
Net Assets		$8,476,847
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,685,798 ÷ 115,758 shares)		$57.76
Class K:
Net Asset Value, offering price and redemption price per share ($1,791,049 ÷ 31,027 shares)		$57.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2017
Investment Income
Dividends		$229,014
Interest		1,479
Income from Fidelity Central Funds		1,931
Total income		232,424
Expenses
Management fee	$35,936
Transfer agent fees	10,726
Accounting and security lending fees	1,214
Custodian fees and expenses	153
Independent trustees' fees and expenses	35
Appreciation in deferred trustee compensation account	2
Registration fees	159
Audit	114
Legal	26
Miscellaneous	70
Total expenses before reductions	48,435
Expense reductions	(292)	48,143
Net investment income (loss)		184,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,235
Fidelity Central Funds	5
Foreign currency transactions	(346)
Written options	12,878
Total net realized gain (loss)		140,772
Change in net unrealized appreciation (depreciation) on: Investment securities	1,413,409
Assets and liabilities in foreign currencies	14
Written options	(1,373)
Total change in net unrealized appreciation (depreciation)		1,412,050
Net gain (loss)		1,552,822
Net increase (decrease) in net assets resulting from operations		$1,737,103

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,281	$221,310
Net realized gain (loss)	140,772	508,669
Change in net unrealized appreciation (depreciation)	1,412,050	(1,074,501)
Net increase (decrease) in net assets resulting from operations	1,737,103	(344,522)
Distributions to shareholders from net investment income	(204,416)	(262,218)
Distributions to shareholders from net realized gain	(163,868)	(674,726)
Total distributions	(368,284)	(936,944)
Share transactions - net increase (decrease)	(289,881)	(278,644)
Total increase (decrease) in net assets	1,078,938	(1,560,110)
Net Assets
Beginning of period	7,397,909	8,958,019
End of period	$8,476,847	$7,397,909
Other Information
Distributions in excess of net investment income end of period	$(52,348)	$(2,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$48.57	$57.26	$56.69	$49.72	$42.77
Income from Investment Operations
Net investment income (loss)A	1.22	1.43	2.00B	1.26	1.32
Net realized and unrealized gain (loss)	10.43	(3.91)C	2.87	6.99	6.95
Total from investment operations	11.65	(2.48)	4.87	8.25	8.27
Distributions from net investment income	(1.36)	(1.71)D	(1.60)	(1.28)	(1.32)
Distributions from net realized gain	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(2.46)	(6.21)E	(4.30)	(1.28)	(1.32)
Net asset value, end of period	$57.76	$48.57	$57.26	$56.69	$49.72
Total ReturnF	24.42%	(4.89)%C	8.53%	16.72%	19.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%	.64%	.63%	.64%	.67%
Expenses net of fee waivers, if any	.63%	.64%	.63%	.64%	.67%
Expenses net of all reductions	.62%	.63%	.63%	.64%	.66%
Net investment income (loss)	2.27%	2.55%	3.30%B	2.30%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$6,686	$5,752	$6,686	$6,842	$6,401
Portfolio turnover rateI	36%	46%J	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$48.55	$57.25	$56.67	$49.70	$42.76
Income from Investment Operations
Net investment income (loss)A	1.28	1.50	2.07B	1.33	1.38
Net realized and unrealized gain (loss)	10.42	(3.92)C	2.88	6.99	6.95
Total from investment operations	11.70	(2.42)	4.95	8.32	8.33
Distributions from net investment income	(1.42)	(1.78)D	(1.67)	(1.35)	(1.39)
Distributions from net realized gain	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(2.52)	(6.28)E	(4.37)	(1.35)	(1.39)
Net asset value, end of period	$57.73	$48.55	$57.25	$56.67	$49.70
Total ReturnF	24.56%	(4.78)%C	8.68%	16.87%	19.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.51%	.51%	.52%	.52%
Net investment income (loss)	2.39%	2.67%	3.41%B	2.42%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$1,791	$1,646	$2,272	$2,480	$2,276
Portfolio turnover rateI	36%	46%J	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,842,771
Gross unrealized depreciation	(356,441)
Net unrealized appreciation (depreciation) on securities	$1,486,330
Tax Cost	$7,029,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$33,199
Undistributed long-term capital gain	$40,570
Net unrealized appreciation (depreciation) on securities and other investments	$1,434,648

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$220,676	$ 285,451
Long-term Capital Gains	147,608	651,493
Total	$368,284	$ 936,944

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,119 in this Subsidiary, representing .18% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $12,878 and a change in net unrealized appreciation (depreciation) of $(1,373) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	26	$1,377
Options Opened	437	31,735
Options Exercised	(171)	(11,204)
Options Closed	(80)	(5,152)
Options Expired	(103)	(8,813)
Outstanding at end of period	109	$7,943

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,774,154 and $3,393,199, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,158 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $62,186. The Fund had a net realized gain of $14,316 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity-Income	$9,919.16
Class K	807.05
	$10,726

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,515. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $502, including $47 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $223 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Equity-Income	$158,629	$199,167
Class K	45,787	63,051
Total	$204,416	$262,218
From net realized gain
Equity-Income	$127,710	$515,493
Class K	36,158	159,233
Total	$163,868	$674,726

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Equity-Income
Shares sold	12,430	11,557	$670,860	$638,905
Reinvestment of distributions	5,024	12,773	271,182	679,623
Shares redeemed	(20,110)	(22,666)	(1,087,701)	(1,259,206)
Net increase (decrease)	(2,656)	1,664	$(145,659)	$59,322
Class K
Shares sold	9,202	5,714	$506,412	$318,377
Reinvestment of distributions	1,517	4,160	81,945	222,285
Shares redeemed	(13,599)	(15,663)(a)	(732,579)	(878,628)(a)
Net increase (decrease)	(2,880)	(5,789)	$(144,222)	$(337,966)

 (a) Amount includes in-kind redemptions (See note 5: Prior Fiscal Year Redemptions In-Kind)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Equity-Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Equity-Income	.62%
Actual		$1,000.00	$1,084.60	$3.25
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Class K	.52%
Actual		$1,000.00	$1,085.30	$2.73
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Equity-Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Equity-Income Fund
Equity Income	03/13/2017	03/10/2017	$0.507
Class K	03/13/2017	03/10/2017	$0.512

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $107,001,300, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Equity Income designates 85%, 85%, 85%, 85% and 84%; Class K designates 71%, 80%, 81%, 81% and 82%; of the dividends distributed in March, April, July, October and December 2016, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Equity Income designates 71%, 91%, 96%, 96% and 96%; Class K designates 59%, 85%, 92%, 92% and 93%; of the dividends distributed in March, April, July, October and December 2016, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EQU-ANN-0317
1.471443.120

Fidelity Advisor® Mid Cap Value Fund - Class A, Class T, Class C and Class I Annual Report January 31, 2017 Class A, Class T, Class C and Class I are classes of Fidelity® Mid Cap Value Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	15.80%	13.21%	6.40%
Class T (incl. 3.50% sales charge)	18.19%	13.43%	6.37%
Class C (incl. contingent deferred sales charge)	20.97%	13.70%	6.24%
Class I	23.19%	14.87%	7.32%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Mid Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Mid Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Mid Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Fidelity® Mid Cap Value Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap Value Fund - Class A on January 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$18,603	Fidelity Advisor® Mid Cap Value Fund - Class A
$20,494	Russell Midcap® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500®index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager Court Dignan:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 22% to 23%, lagging the 29.15% advance of the benchmark Russell Midcap® Value Index. Versus the Russell benchmark, stock picks in the health care and materials sectors hurt most. Individual relative detractors included two pharmaceuticals stocks: Israel-based Teva Pharmaceutical Industries, a non-benchmark holding, and Ireland’s Endo International, both of which fell due to the threat of price deflation on generic drugs and company-specific issues. I sold Endo by period end and added to Teva, based on its deep pipeline of products. In materials, fertilizer producer CF Industries Holdings detracted because shares declined in the first five months of the period, when CF was not in the benchmark. The firm was pressured by new nitrogen supply that hurt pricing, among other factors. Conversely, security selection and an underweighting in real estate helped, as did picks in diversified financials. Notable individual contributors included Discover Financial Services, a non-benchmark consumer finance company and our largest holding, and Science Applications International, a logistics and cyber security company that gained from better-than-expected earnings. Science Applications was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.8	3.3
American Tower Corp.	2.8	2.0
FNF Group	2.6	2.6
Synchrony Financial	2.6	1.8
Baker Hughes, Inc.	2.4	1.2
Mack-Cali Realty Corp.	2.1	2.1
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.8	3.2
Allison Transmission Holdings, Inc.	1.8	0.8
DTE Energy Co.	1.7	1.1
AerCap Holdings NV	1.7	2.0
	22.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	34.5
Real Estate	12.7	0.0
Industrials	11.2	10.1
Utilities	10.5	10.9
Energy	10.1	9.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	96.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 13.4%

As of July 31, 2016*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.9%
Delphi Automotive PLC	330,300	$23,140,818
The Goodyear Tire & Rubber Co.	149,500	4,842,305
		27,983,123
Hotels, Restaurants & Leisure - 2.7%
International Game Technology PLC	87,900	2,321,439
Royal Caribbean Cruises Ltd.	419,600	39,287,148
U.S. Foods Holding Corp.	313,700	8,532,640
Wyndham Worldwide Corp.	476,700	37,687,902
		87,829,129
Household Durables - 1.8%
D.R. Horton, Inc.	313,300	9,370,803
Harman International Industries, Inc.	35,500	3,946,180
PulteGroup, Inc.	1,766,500	37,997,415
Whirlpool Corp.	45,100	7,887,539
		59,201,937
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	1,284,100	24,629,038
Media - 1.4%
Interpublic Group of Companies, Inc.	894,000	21,035,820
Liberty Global PLC LiLAC Class A (a)	17	391
Twenty-First Century Fox, Inc. Class A	838,700	26,318,406
		47,354,617
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	814,459	19,946,101

TOTAL CONSUMER DISCRETIONARY		266,943,945

CONSUMER STAPLES - 3.1%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	161,800	15,616,936
Food & Staples Retailing - 0.2%
Kroger Co.	244,700	8,310,012
Food Products - 2.4%
ConAgra Foods, Inc.	592,600	23,164,734
Lamb Weston Holdings, Inc.	471,933	17,631,417
Mead Johnson Nutrition Co. Class A	107,400	7,567,404
The J.M. Smucker Co.	221,700	30,117,945
		78,481,500

TOTAL CONSUMER STAPLES		102,408,448

ENERGY - 9.6%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,225,200	77,285,616
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	640,500	44,533,965
Apache Corp.	49,100	2,937,162
Cheniere Energy, Inc. (a)	108,700	5,179,555
Continental Resources, Inc. (a)	45,000	2,185,200
EQT Corp.	582,100	35,292,723
Marathon Petroleum Corp.	430,400	20,680,720
Newfield Exploration Co. (a)	840,400	33,683,232
Noble Energy, Inc.	398,400	15,840,384
PDC Energy, Inc. (a)	177,900	13,153,926
QEP Resources, Inc. (a)	1,589,200	27,715,648
Targa Resources Corp.	409,100	23,572,342
Teekay LNG Partners LP	599,217	10,905,749
Whiting Petroleum Corp. (a)	189,200	2,098,228
		237,778,834

TOTAL ENERGY		315,064,450

FINANCIALS - 19.2%
Banks - 4.1%
East West Bancorp, Inc.	812,600	41,800,144
PNC Financial Services Group, Inc.	135,015	16,263,907
Regions Financial Corp.	1,535,917	22,132,564
SunTrust Banks, Inc.	672,200	38,194,404
U.S. Bancorp	284,800	14,994,720
		133,385,739
Capital Markets - 1.4%
Northern Trust Corp.	215,700	17,894,472
The Blackstone Group LP	899,500	27,551,685
		45,446,157
Consumer Finance - 5.4%
Discover Financial Services	1,344,800	93,167,745
Synchrony Financial	2,379,800	85,244,436
		178,412,181
Diversified Financial Services - 0.3%
Voya Financial, Inc.	195,000	7,842,900
Insurance - 7.9%
Allied World Assurance Co. Holdings AG	203,300	10,801,329
Allstate Corp.	438,676	32,992,822
American Financial Group, Inc.	329,800	28,418,866
AmTrust Financial Services, Inc.	1,694,310	44,712,841
Brown & Brown, Inc.	65,000	2,738,450
Chubb Ltd.	360,329	47,379,660
FNF Group	2,441,000	86,313,760
Principal Financial Group, Inc.	139,300	7,952,637
		261,310,365
Mortgage Real Estate Investment Trusts - 0.1%
MFA Financial, Inc.	565,700	4,463,373

TOTAL FINANCIALS		630,860,715

HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	66,000	2,442,000
Zimmer Biomet Holdings, Inc.	349,500	41,356,335
		43,798,335
Health Care Providers & Services - 1.7%
Cigna Corp.	55,800	8,159,076
HCA Holdings, Inc. (a)	249,900	20,061,972
Laboratory Corp. of America Holdings (a)	147,800	19,836,238
Universal Health Services, Inc. Class B	60,600	6,825,378
		54,882,664
Pharmaceuticals - 1.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,776,800	59,398,424

TOTAL HEALTH CARE		158,079,423

INDUSTRIALS - 11.2%
Airlines - 1.1%
American Airlines Group, Inc.	564,400	24,974,700
JetBlue Airways Corp. (a)	534,200	10,475,662
		35,450,362
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	728,400	33,178,620
Stericycle, Inc. (a)	132,400	10,213,336
		43,391,956
Construction & Engineering - 0.4%
AECOM (a)	262,170	9,681,938
KBR, Inc.	322,300	5,482,323
		15,164,261
Electrical Equipment - 2.0%
AMETEK, Inc.	976,300	49,888,930
Fortive Corp.	149,250	8,255,018
Generac Holdings, Inc. (a)	197,600	7,955,376
		66,099,324
Machinery - 4.3%
Allison Transmission Holdings, Inc.	1,672,400	58,500,552
Ingersoll-Rand PLC	639,400	50,736,390
Stanley Black & Decker, Inc.	260,300	32,277,200
		141,514,142
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	140,100	10,557,936
Trading Companies & Distributors - 1.8%
AerCap Holdings NV (a)	1,240,500	54,916,935
United Rentals, Inc. (a)	26,600	3,365,166
		58,282,101

TOTAL INDUSTRIALS		370,460,082

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	1,035,600	12,913,932
CommScope Holding Co., Inc. (a)	681,800	25,785,676
Harris Corp.	164,100	16,854,711
		55,554,319
Electronic Equipment & Components - 1.4%
Dell Technologies, Inc. (a)	413,024	26,016,382
TE Connectivity Ltd.	267,000	19,851,450
		45,867,832
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	188,500	12,929,215
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	122,600	6,447,534
Fidelity National Information Services, Inc.	257,900	20,482,418
		26,929,952
Semiconductors & Semiconductor Equipment - 3.5%
Lam Research Corp.	299,700	34,423,542
Micron Technology, Inc. (a)	609,400	14,692,634
NXP Semiconductors NV (a)	290,600	28,435,210
ON Semiconductor Corp. (a)	1,802,900	24,014,628
Qorvo, Inc. (a)	108,400	6,960,364
Skyworks Solutions, Inc.	57,000	5,229,180
		113,755,558
Software - 0.6%
Check Point Software Technologies Ltd. (a)	206,800	20,425,636
Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp.	265,184	21,143,120

TOTAL INFORMATION TECHNOLOGY		296,605,632

MATERIALS - 7.1%
Chemicals - 3.5%
Celanese Corp. Class A	224,000	18,905,600
CF Industries Holdings, Inc.	492,100	17,366,209
Eastman Chemical Co.	245,800	19,049,500
LyondellBasell Industries NV Class A	453,200	42,269,964
The Chemours Co. LLC	699,100	18,470,222
		116,061,495
Construction Materials - 0.7%
Eagle Materials, Inc.	199,500	20,863,710
Vulcan Materials Co.	21,000	2,694,930
		23,558,640
Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	2,209,100	27,635,841
WestRock Co.	636,300	33,952,968
		61,588,809
Metals & Mining - 1.0%
Franco-Nevada Corp.	289,516	18,831,611
Freeport-McMoRan, Inc. (a)	163,800	2,727,270
Steel Dynamics, Inc.	369,500	12,492,795
		34,051,676

TOTAL MATERIALS		235,260,620

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 12.3%
American Tower Corp.	878,457	90,920,300
Brixmor Property Group, Inc.	385,000	9,290,050
Colony NorthStar, Inc.	757,844	10,549,188
Corporate Office Properties Trust (SBI)	402,400	12,804,368
EastGroup Properties, Inc.	185,500	13,127,835
Equity Lifestyle Properties, Inc.	223,200	16,503,408
Essex Property Trust, Inc.	213,400	47,865,620
Lamar Advertising Co. Class A (b)	282,600	21,341,952
Life Storage, Inc.	216,400	17,625,780
Mack-Cali Realty Corp.	2,522,800	70,688,856
Piedmont Office Realty Trust, Inc. Class A	670,300	14,558,916
Prologis, Inc.	819,200	40,017,920
Public Storage	83,600	17,974,000
Taubman Centers, Inc.	185,700	13,154,988
Ventas, Inc.	85,300	5,260,451
Welltower, Inc.	29,400	1,949,220
		403,632,852
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	433,900	13,173,204

TOTAL REAL ESTATE		416,806,056

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	496,700	29,533,782
UTILITIES - 10.5%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	610,600	39,115,036
Edison International	523,800	38,174,544
IDACORP, Inc.	389,800	31,191,796
NextEra Energy, Inc.	68,100	8,425,332
PPL Corp.	634,100	22,092,044
Xcel Energy, Inc.	883,700	36,514,484
		175,513,236
Gas Utilities - 0.5%
Atmos Energy Corp.	227,500	17,330,950
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	298,800	4,942,152
Multi-Utilities - 4.5%
Avangrid, Inc.	181,100	7,026,680
CenterPoint Energy, Inc.	533,100	13,972,551
CMS Energy Corp.	380,700	16,217,820
DTE Energy Co.	578,700	57,082,968
NiSource, Inc.	444,900	9,952,413
Public Service Enterprise Group, Inc.	69,400	3,070,950
Sempra Energy	399,700	40,925,283
		148,248,665

TOTAL UTILITIES		346,035,003

TOTAL COMMON STOCKS
(Cost $2,712,065,861)		3,168,058,156
	Principal Amount	Value

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Scorpio Tankers, Inc. 2.375% 7/1/19 (Cost $16,332,840)(c)	19,410,000	16,316,531
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (d)	81,603,813	81,620,134
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	4,607,102	4,608,023
TOTAL MONEY MARKET FUNDS
(Cost $86,221,277)		86,228,157
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $2,814,619,978)		3,270,602,844
NET OTHER ASSETS (LIABILITIES) - 0.7%		24,092,208
NET ASSETS - 100%		$3,294,695,052

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,316,531 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$250,631
Fidelity Securities Lending Cash Central Fund	388,531
Total	$639,162

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$266,943,945	$266,943,945	$--	$--
Consumer Staples	102,408,448	102,408,448	--	--
Energy	315,064,450	315,064,450	--	--
Financials	630,860,715	630,860,715	--	--
Health Care	158,079,423	158,079,423	--	--
Industrials	370,460,082	370,460,082	--	--
Information Technology	296,605,632	296,605,632	--	--
Materials	235,260,620	235,260,620	--	--
Real Estate	416,806,056	416,806,056	--	--
Telecommunication Services	29,533,782	29,533,782	--	--
Utilities	346,035,003	346,035,003	--	--
Corporate Bonds	16,316,531	--	16,316,531	--
Money Market Funds	86,228,157	86,228,157	--	--
Total Investments in Securities:	$3,270,602,844	$3,254,286,313	$16,316,531	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Netherlands	3.9%
Israel	2.4%
Switzerland	2.3%
Ireland	1.5%
Liberia	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,543,543) — See accompanying schedule: Unaffiliated issuers (cost $2,728,398,701)	$3,184,374,687
Fidelity Central Funds (cost $86,221,277)	86,228,157
Total Investments (cost $2,814,619,978)		$3,270,602,844
Receivable for investments sold		42,699,022
Receivable for fund shares sold		4,952,827
Dividends receivable		878,461
Interest receivable		39,632
Distributions receivable from Fidelity Central Funds		42,694
Prepaid expenses		5,351
Other receivables		20,803
Total assets		3,319,241,634
Liabilities
Payable for investments purchased	$12,083,510
Payable for fund shares redeemed	5,714,819
Accrued management fee	1,284,897
Distribution and service plan fees payable	206,664
Other affiliated payables	587,684
Other payables and accrued expenses	73,608
Collateral on Securities Loaned	4,595,400
Total liabilities		24,546,582
Net Assets		$3,294,695,052
Net Assets consist of:
Paid in capital		$2,937,261,588
Distributions in excess of net investment income		(1,976,077)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,573,673)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		455,983,214
Net Assets		$3,294,695,052
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($299,123,730 ÷ 11,993,075 shares)		$24.94
Maximum offering price per share (100/94.25 of $24.94)		$26.46
Class T:
Net Asset Value and redemption price per share ($60,760,657 ÷ 2,445,967 shares)		$24.84
Maximum offering price per share (100/96.50 of $24.84)		$25.74
Class C:
Net Asset Value and offering price per share ($144,503,227 ÷ 5,966,634 shares)(a)		$24.22
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,426,358,528 ÷ 96,118,871 shares)		$25.24
Class I:
Net Asset Value, offering price and redemption price per share ($363,948,910 ÷ 14,526,346 shares)		$25.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$71,404,378
Interest		35,138
Income from Fidelity Central Funds		639,162
Total income		72,078,678
Expenses
Management fee
Basic fee	$17,529,296
Performance adjustment	(1,506,968)
Transfer agent fees	6,131,167
Distribution and service plan fees	2,398,907
Accounting and security lending fees	947,053
Custodian fees and expenses	71,809
Independent trustees' fees and expenses	13,758
Registration fees	160,887
Audit	65,056
Legal	10,590
Miscellaneous	28,602
Total expenses before reductions	25,850,157
Expense reductions	(172,522)	25,677,635
Net investment income (loss)		46,401,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,769,221)
Fidelity Central Funds	11,826
Foreign currency transactions	19,232
Total net realized gain (loss)		(11,738,163)
Change in net unrealized appreciation (depreciation) on: Investment securities	627,288,792
Assets and liabilities in foreign currencies	348
Total change in net unrealized appreciation (depreciation)		627,289,140
Net gain (loss)		615,550,977
Net increase (decrease) in net assets resulting from operations		$661,952,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,401,043	$53,620,473
Net realized gain (loss)	(11,738,163)	29,947,105
Change in net unrealized appreciation (depreciation)	627,289,140	(464,541,026)
Net increase (decrease) in net assets resulting from operations	661,952,020	(380,973,448)
Distributions to shareholders from net investment income	(41,087,101)	(48,238,328)
Distributions to shareholders from net realized gain	–	(123,721,000)
Total distributions	(41,087,101)	(171,959,328)
Share transactions - net increase (decrease)	(374,923,459)	475,831,325
Redemption fees	60,004	106,541
Total increase (decrease) in net assets	246,001,464	(76,994,910)
Net Assets
Beginning of period	3,048,693,588	3,125,688,498
End of period	$3,294,695,052	$3,048,693,588
Other Information
Distributions in excess of net investment income end of period	$(1,976,077)	$(2,952,557)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.52	$23.90	$21.78	$19.24	$15.87
Income from Investment Operations
Net investment income (loss)A	.29	.29	.24	.24	.20
Net realized and unrealized gain (loss)	4.40	(2.57)	3.45	4.29	3.38
Total from investment operations	4.69	(2.28)	3.69	4.53	3.58
Distributions from net investment income	(.27)	(.28)	(.17)	(.19)	(.21)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.27)	(1.10)	(1.57)	(1.99)B	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$24.94	$20.52	$23.90	$21.78	$19.24
Total ReturnD,E	22.87%	(9.83)%	17.32%	23.69%	22.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.00%	1.14%	1.15%	1.14%	1.12%
Net investment income (loss)	1.25%	1.21%	1.04%	1.11%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$299,124	$277,462	$171,263	$67,826	$24,436
Portfolio turnover rateH	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$23.81	$21.70	$19.21	$15.84
Income from Investment Operations
Net investment income (loss)A	.22	.22	.17	.18	.15
Net realized and unrealized gain (loss)	4.38	(2.54)	3.44	4.27	3.38
Total from investment operations	4.60	(2.32)	3.61	4.45	3.53
Distributions from net investment income	(.22)	(.21)	(.10)	(.17)	(.16)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.22)	(1.03)	(1.50)	(1.96)	(.16)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$24.84	$20.46	$23.81	$21.70	$19.21
Total ReturnC,D	22.48%	(10.04)%	16.98%	23.32%	22.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of fee waivers, if any	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.29%	1.42%	1.44%	1.41%	1.38%
Net investment income (loss)	.96%	.93%	.74%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$60,761	$46,084	$40,752	$24,136	$8,358
Portfolio turnover rateG	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$23.30	$21.31	$18.93	$15.65
Income from Investment Operations
Net investment income (loss)A	.11	.11	.07	.08	.07
Net realized and unrealized gain (loss)	4.27	(2.49)	3.37	4.20	3.32
Total from investment operations	4.38	(2.38)	3.44	4.28	3.39
Distributions from net investment income	(.11)	(.15)	(.06)	(.11)	(.11)
Distributions from net realized gain	–	(.81)	(1.39)	(1.79)	–
Total distributions	(.11)	(.97)B	(1.45)	(1.90)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$24.22	$19.95	$23.30	$21.31	$18.93
Total ReturnD,E	21.97%	(10.52)%	16.48%	22.77%	21.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of fee waivers, if any	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of all reductions	1.75%	1.88%	1.89%	1.89%	1.87%
Net investment income (loss)	.50%	.47%	.29%	.36%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$144,503	$130,636	$71,263	$25,177	$6,820
Portfolio turnover rateH	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.76	$24.15	$21.96	$19.37	$15.97
Income from Investment Operations
Net investment income (loss)A	.35	.36	.32	.32	.25
Net realized and unrealized gain (loss)	4.46	(2.60)	3.49	4.31	3.41
Total from investment operations	4.81	(2.24)	3.81	4.63	3.66
Distributions from net investment income	(.33)	(.33)	(.22)	(.25)	(.26)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.33)	(1.15)	(1.62)	(2.04)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$25.24	$20.76	$24.15	$21.96	$19.37
Total ReturnC	23.19%	(9.58)%	17.75%	24.08%	23.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.86%	.83%	.80%	.85%
Expenses net of fee waivers, if any	.73%	.85%	.83%	.80%	.85%
Expenses net of all reductions	.72%	.85%	.83%	.80%	.81%
Net investment income (loss)	1.53%	1.50%	1.36%	1.45%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,426,359	$2,331,665	$2,691,765	$1,404,968	$638,425
Portfolio turnover rateF	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.61	$24.00	$21.84	$19.29	$15.91
Income from Investment Operations
Net investment income (loss)A	.35	.35	.32	.31	.24
Net realized and unrealized gain (loss)	4.43	(2.58)	3.47	4.28	3.40
Total from investment operations	4.78	(2.23)	3.79	4.59	3.64
Distributions from net investment income	(.34)	(.34)	(.23)	(.25)	(.26)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.34)	(1.16)	(1.63)	(2.04)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$25.05	$20.61	$24.00	$21.84	$19.29
Total ReturnC	23.19%	(9.60)%	17.75%	23.98%	23.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.87%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.73%	.86%	.85%	.85%	.89%
Expenses net of all reductions	.73%	.86%	.85%	.85%	.85%
Net investment income (loss)	1.53%	1.49%	1.33%	1.40%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$363,949	$261,686	$148,390	$26,277	$7,875
Portfolio turnover rateF	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1– quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$499,146,063
Gross unrealized depreciation	(69,311,026)
Net unrealized appreciation (depreciation) on securities	$429,835,037
Tax Cost	$2,840,767,807

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(70,401,023)
Net unrealized appreciation (depreciation) on securities and other investments	$429,835,037

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(70,401,023)

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$41,087,101	$ 57,536,518
Long-term Capital Gains	–	114,422,810
Total	$41,087,101	$ 171,959,328

The fund intends to elect to defer to its next fiscal year $2,000,550 of ordinary losses recognized during the period January 1, 2017 to January 31, 2017.

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,611,613,443 and $3,004,755,924, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$731,756	$6,113
Class T	.25%	.25%	258,545	–
Class B	.75%	.25%	4,163	3,127
Class C	.75%	.25%	1,404,443	428,535
			$2,398,907	$437,775

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$111,187
Class T	14,983
Class B(a)	160
Class C(a)	30,275
$156,605

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$640,751.22
Class T	130,881.25
Class B	1,113.27
Class C	304,306.22
Mid Cap Value	4,449,318.19
Class I	604,798.19
	$6,131,167

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98,742 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388,531, including $12,851 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $142,888 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,404.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,230.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$3,240,040	$3,590,650
Class T	485,923	450,830
Class C	670,220	957,929
Mid Cap Value	31,956,186	38,962,949
Class I	4,734,732	4,275,970
Total	$41,087,101	$48,238,328
From net realized gain
Class A	$–	$9,802,091
Class T	–	1,753,515
Class B	–	54,117
Class C	–	4,641,645
Mid Cap Value	–	97,878,091
Class I	–	9,591,541
Total	$–	$123,721,000

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	4,061,771	9,081,738	$92,401,738	$218,832,696
Reinvestment of distributions	126,883	583,393	3,145,426	12,803,794
Shares redeemed	(5,714,824)	(3,310,982)	(130,944,178)	(76,794,668)
Net increase (decrease)	(1,526,170)	6,354,149	$(35,397,014)	$154,841,822
Class T
Shares sold	833,265	1,181,705	$19,150,838	$28,521,084
Reinvestment of distributions	19,366	98,288	478,331	2,163,028
Shares redeemed	(659,446)	(738,423)	(14,982,028)	(17,743,135)
Net increase (decrease)	193,185	541,570	$4,647,141	$12,940,977
Class B
Shares sold	2,126	10,778	$42,739	$261,816
Reinvestment of distributions	–	2,323	–	51,564
Shares redeemed	(59,169)	(51,733)	(1,292,132)	(1,224,693)
Net increase (decrease)	(57,043)	(38,632)	$(1,249,393)	$(911,313)
Class C
Shares sold	1,618,271	4,251,099	$35,957,291	$100,518,623
Reinvestment of distributions	26,040	239,960	627,560	5,124,148
Shares redeemed	(2,224,436)	(1,002,857)	(49,614,483)	(22,726,253)
Net increase (decrease)	(580,125)	3,488,202	$(13,029,632)	$82,916,518
Mid Cap Value
Shares sold	16,140,186	58,089,867	$372,060,966	$1,426,603,937
Reinvestment of distributions	1,217,324	5,832,007	30,530,476	130,161,634
Shares redeemed	(33,547,192)	(63,081,592)	(774,130,054)	(1,492,965,304)
Net increase (decrease)	(16,189,682)	840,282	$(371,538,612)	$63,800,267
Class I
Shares sold	7,909,760	11,498,838	$179,687,090	$278,387,809
Reinvestment of distributions	178,757	559,848	4,451,059	12,321,209
Shares redeemed	(6,257,939)	(5,547,072)	(142,494,098)	(128,465,964)
Net increase (decrease)	1,830,578	6,511,614	$41,644,051	$162,243,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Mid Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mid Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Mid Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	.97%
Actual		$1,000.00	$1,083.00	$5.08
Hypothetical-C		$1,000.00	$1,020.26	$4.93
Class T	1.25%
Actual		$1,000.00	$1,081.50	$6.54
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	1.72%
Actual		$1,000.00	$1,079.10	$8.99
Hypothetical-C		$1,000.00	$1,016.49	$8.72
Mid Cap Value	.68%
Actual		$1,000.00	$1,084.60	$3.56
Hypothetical-C		$1,000.00	$1,021.72	$3.46
Class I	.69%
Actual		$1,000.00	$1,084.50	$3.62
Hypothetical-C		$1,000.00	$1,021.67	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Mid Cap Value, Class A, Class T, Class C and Class I designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Mid Cap Value, Class A, Class T, Class C and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

AMCV-ANN-0317
1.838440.107

Fidelity Advisor® Series Equity-Income Fund Fidelity Advisor® Series Stock Selector Large Cap Value Fund Annual Report January 31, 2017

Contents

Fidelity Advisor® Series Equity-Income Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Auditors
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor® Series Equity-Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Life of fundA
Fidelity Advisor® Series Equity-Income Fund	25.49%	12.51%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Series Equity-Income Fund on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$16,324	Fidelity Advisor® Series Equity-Income Fund
$17,391	Russell 3000® Value Index

Fidelity Advisor® Series Equity-Income Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager James Morrow:  For the year, the fund gained 25.49%, roughly in line with the 25.76% advance of the benchmark Russell 3000® Value Index. Relative to the benchmark, the fund was hurt by a higher-than-normal amount of cash – reflecting my caution about market volatility leading up to the election. Weak stock selection in industrials and health care also detracted. Within the latter group, an out-of-benchmark stake in Israeli drug manufacturer Teva Pharmaceutical Industries meaningfully detracted. Teva’s multiple challenges this period included overpaying to acquire a competitor, falling earnings and unfavorable patent decisions. Also weighing on results was an overweighting in pharmaceutical and medical-products company Johnson & Johnson, whose shares lagged the index. Elsewhere, the fund’s biggest individual detractor was CVS Health, a retail drugstore chain that reported lighter-than-expected revenue in November. On the positive side, security selection in the energy sector notably helped performance, including energy transportation companies Williams Partners, Energy Transfer Equity and Williams Companies, parent of Williams Partners and the only one of the three in the benchmark. Stock picking in financials, especially banks, also helped. JPMorgan Chase, among the fund’s largest holdings, contributed, as did regional banks M&T and Comerica.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor® Series Equity-Income Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.6	3.3
Cisco Systems, Inc.	3.4	2.8
Johnson & Johnson	3.0	3.2
Procter & Gamble Co.	3.0	2.7
General Electric Co.(a)	2.6	3.1
Verizon Communications, Inc.	2.3	2.4
Comcast Corp. Class A(a)	2.2	1.1
Medtronic PLC	2.2	2.3
M&T Bank Corp.(a)	2.1	1.8
Wells Fargo & Co.	2.1	1.9
	26.5

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	24.5
Energy	11.0	12.3
Industrials	9.3	10.3
Information Technology	9.3	10.9
Consumer Staples	9.1	7.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*,**
Stocks	93.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 8.1%

 ** Written options - (0.1)%

As of July 31, 2016*,**
Stocks	93.0%
Short-Term Investments and Net Other Assets (Liabilities)	7.0%

 * Foreign investments - 6.6%

 ** Written options - (0.1)%

Fidelity Advisor® Series Equity-Income Fund

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.2%
Delphi Automotive PLC	49,400	$3,460,964
Automobiles - 1.9%
Fiat Chrysler Automobiles NV	74,700	820,953
Fiat Chrysler Automobiles NV	661,300	7,210,121
General Motors Co.	644,400	23,591,484
		31,622,558
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc.	248,600	12,894,882
Household Durables - 0.7%
M.D.C. Holdings, Inc.	226,170	6,115,637
Tupperware Brands Corp.	78,500	4,738,260
		10,853,897
Leisure Products - 0.6%
Mattel, Inc.	199,500	5,228,895
Polaris Industries, Inc. (a)	50,500	4,245,535
		9,474,430
Media - 3.0%
Comcast Corp. Class A (b)	478,528	36,090,582
The Walt Disney Co.	48,100	5,322,265
Time Warner, Inc.	92,300	8,939,255
		50,352,102
Multiline Retail - 1.3%
Kohl's Corp.	132,302	5,269,589
Macy's, Inc.	196,100	5,792,794
Target Corp.	150,597	9,710,495
		20,772,878
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	18,400	742,440
Foot Locker, Inc.	35,500	2,433,170
GNC Holdings, Inc.	129,300	1,146,891
Stage Stores, Inc. (a)	196,300	549,640
Williams-Sonoma, Inc. (a)	33,200	1,600,572
		6,472,713

TOTAL CONSUMER DISCRETIONARY		145,904,424

CONSUMER STAPLES - 9.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	48,400	4,671,568
The Coca-Cola Co.	216,300	8,991,591
		13,663,159
Food & Staples Retailing - 3.7%
CVS Health Corp.	259,487	20,450,170
Kroger Co.	60,500	2,054,580
Wal-Mart Stores, Inc.	256,942	17,148,309
Walgreens Boots Alliance, Inc.	212,686	17,427,491
Whole Foods Market, Inc.	133,100	4,022,282
		61,102,832
Food Products - 0.9%
B&G Foods, Inc. Class A	149,555	6,632,764
The Hain Celestial Group, Inc. (c)	35,000	1,384,600
The Hershey Co. (b)	38,800	4,092,236
The J.M. Smucker Co.	13,000	1,766,050
		13,875,650
Household Products - 3.3%
Kimberly-Clark Corp.	43,500	5,269,155
Procter & Gamble Co.	565,381	49,527,376
		54,796,531
Personal Products - 0.2%
Unilever NV (NY Reg.) (a)	90,100	3,662,565
Tobacco - 0.2%
Reynolds American, Inc.	54,100	3,253,033

TOTAL CONSUMER STAPLES		150,353,770

ENERGY - 10.8%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc. (b)	83,700	5,279,796
Halliburton Co.	97,200	5,498,604
Oceaneering International, Inc.	31,400	874,490
Schlumberger Ltd.	115,100	9,635,021
		21,287,911
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	246,959	17,171,059
Apache Corp.	184,495	11,036,491
Chevron Corp. (b)	180,269	20,072,953
ConocoPhillips Co.	480,200	23,414,552
CONSOL Energy, Inc.	137,506	2,329,352
Energy Transfer Equity LP	34,500	619,275
EQT Midstream Partners LP	4,300	336,518
Golar LNG Ltd.	57,389	1,484,080
Imperial Oil Ltd.	30,500	1,002,720
Kinder Morgan, Inc.	531,000	11,862,540
Legacy Reserves LP (c)	347,700	817,095
MPLX LP	175,529	6,643,773
Suncor Energy, Inc.	28,200	874,661
The Williams Companies, Inc.	1,056,800	30,478,112
Williams Partners LP	699,951	28,725,989
		156,869,170

TOTAL ENERGY		178,157,081

FINANCIALS - 24.2%
Banks - 13.4%
Bank of America Corp. (b)	1,146,000	25,945,440
Comerica, Inc. (b)	180,600	12,195,918
Huntington Bancshares, Inc.	112,800	1,526,184
JPMorgan Chase & Co.	693,930	58,727,293
KeyCorp (b)	588,728	10,579,442
M&T Bank Corp. (b)	214,170	34,817,617
Prosperity Bancshares, Inc.	6,400	464,832
Regions Financial Corp. (b)	719,300	10,365,113
SunTrust Banks, Inc. (b)	234,600	13,329,972
U.S. Bancorp	371,921	19,581,641
Wells Fargo & Co.	604,449	34,048,612
		221,582,064
Capital Markets - 6.1%
Apollo Global Management LLC Class A	213,400	4,532,616
Ares Capital Corp.	249,152	4,210,669
Ares Management LP	55,357	1,087,765
KKR & Co. LP	962,704	16,712,541
Morgan Stanley (b)	360,800	15,330,392
State Street Corp.	294,400	22,433,280
The Blackstone Group LP	1,083,400	33,184,542
TPG Specialty Lending, Inc.	73,411	1,341,219
Virtu Financial, Inc. Class A	50,100	879,255
		99,712,279
Insurance - 4.4%
American International Group, Inc.	12,700	816,102
Chubb Ltd.	246,693	32,437,663
Marsh & McLennan Companies, Inc. (b)	67,700	4,604,954
MetLife, Inc.	425,851	23,170,553
Prudential Financial, Inc.	112,992	11,876,589
		72,905,861
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	49,773	929,262
Two Harbors Investment Corp.	140,600	1,233,062
		2,162,324
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	155,762	2,866,021

TOTAL FINANCIALS		399,228,549

HEALTH CARE - 9.1%
Biotechnology - 1.7%
Amgen, Inc.	100,200	15,699,336
Gilead Sciences, Inc.	164,700	11,932,515
		27,631,851
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	87,600	4,966,920
Medtronic PLC	469,574	35,697,015
		40,663,935
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	9,300	811,704
Anthem, Inc.	6,400	986,496
McKesson Corp.	10,400	1,447,160
		3,245,360
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	76,500	3,760,740
GlaxoSmithKline PLC	45,500	879,288
Johnson & Johnson	439,193	49,738,607
Merck & Co., Inc.	165,400	10,253,146
Pfizer, Inc.	182,436	5,788,694
Teva Pharmaceutical Industries Ltd. sponsored ADR	217,500	7,271,025
		77,691,500

TOTAL HEALTH CARE		149,232,646

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.0%
General Dynamics Corp. (b)	83,500	15,120,180
Raytheon Co. (b)	54,900	7,914,384
The Boeing Co.	38,100	6,226,302
United Technologies Corp.	178,500	19,576,095
		48,836,961
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	26,443	2,011,255
United Parcel Service, Inc. Class B	246,200	26,867,806
		28,879,061
Airlines - 0.0%
Allegiant Travel Co.	3,900	670,800
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	248,350	11,312,343
Waste Connection, Inc. (Canada)	26,241	2,104,523
		13,416,866
Electrical Equipment - 1.0%
AMETEK, Inc. (b)	34,800	1,778,280
Eaton Corp. PLC	163,300	11,558,374
Regal Beloit Corp.	40,600	2,947,560
		16,284,214
Industrial Conglomerates - 2.6%
General Electric Co. (b)	1,461,333	43,401,590
Machinery - 0.1%
Allison Transmission Holdings, Inc.	53,300	1,864,434

TOTAL INDUSTRIALS		153,353,926

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 3.4%
Cisco Systems, Inc.	1,827,859	56,151,828
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc. (c)	95,788	6,033,686
TE Connectivity Ltd.	86,424	6,425,624
		12,459,310
IT Services - 1.6%
First Data Corp. Class A (c)	911,700	13,985,478
Paychex, Inc. (b)	127,696	7,698,792
Sabre Corp.	174,800	4,282,600
		25,966,870
Semiconductors & Semiconductor Equipment - 1.5%
KLA-Tencor Corp.	10,800	919,188
Maxim Integrated Products, Inc.	142,300	6,329,504
Qualcomm, Inc.	331,910	17,733,951
		24,982,643
Software - 1.0%
Microsoft Corp.	231,700	14,979,405
SS&C Technologies Holdings, Inc.	44,000	1,413,720
		16,393,125
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (b)	142,100	17,243,835

TOTAL INFORMATION TECHNOLOGY		153,197,611

MATERIALS - 2.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.	138,100	4,873,549
LyondellBasell Industries NV Class A	76,600	7,144,482
The Dow Chemical Co.	187,100	11,156,773
		23,174,804
Containers & Packaging - 0.6%
WestRock Co.	182,600	9,743,536

TOTAL MATERIALS		32,918,340

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	35,200	3,643,200
Cousins Properties, Inc.	311,400	2,646,900
Crown Castle International Corp.	88,100	7,737,823
Duke Realty LP	145,900	3,549,747
First Potomac Realty Trust	254,915	2,610,330
Piedmont Office Realty Trust, Inc. Class A	217,400	4,721,928
Public Storage	29,100	6,256,500
Sabra Health Care REIT, Inc.	64,500	1,638,300
Ventas, Inc.	38,000	2,343,460
		35,148,188
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	611,791	25,793,109
Verizon Communications, Inc.	765,090	37,497,061
		63,290,170
UTILITIES - 4.9%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	76,745	4,916,285
Duke Energy Corp.	65,000	5,105,100
Entergy Corp.	125,300	8,976,492
Exelon Corp.	822,100	29,496,948
PPL Corp.	335,800	11,699,272
Southern Co.	181,334	8,963,340
Xcel Energy, Inc.	84,200	3,479,144
		72,636,581
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	200,700	5,260,347
Public Service Enterprise Group, Inc.	82,400	3,646,200
		8,906,547

TOTAL UTILITIES		81,543,128

TOTAL COMMON STOCKS
(Cost $1,290,828,812)		1,542,327,833

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $3,088,232)	3,088,232	3,088,232

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.62% (f)	108,226,582	108,248,228
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	10,233,850	10,235,897
TOTAL MONEY MARKET FUNDS
(Cost $118,482,977)		118,484,125
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,412,400,021)		1,663,900,190
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,542,191)
NET ASSETS - 100%		$1,649,357,999

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
AMETEK, Inc.	3/17/17 - $55.00	83	$4,689	$(2,905)
Apple, Inc.	3/17/17 - $125.00	705	97,429	(103,635)
AT&T, Inc.	3/17/17 - $44.00	1,527	21,378	(31,402)
Baker Hughes, Inc.	4/21/17 - $67.50	205	23,984	(21,935)
Bank of America Corp.	3/17/17 - $25.00	2,864	48,859	(34,368)
Chevron Corp.	3/17/17 - $120.00	449	49,851	(6,511)
Comcast Corp. Class A	4/21/17 - $77.50	1,192	106,090	(163,900)
Comerica, Inc.	4/21/17 - $70.00	449	115,516	(94,290)
Crown Castle International Corp.	3/17/17 - $92.50	218	13,734	(13,779)
General Dynamics Corp.	5/19/17 - $185.00	207	68,551	(111,780)
General Electric Co.	4/21/17 - $32.00	3,648	65,662	(58,368)
Halliburton Co.	4/21/17 - $62.50	239	18,642	(18,822)
JPMorgan Chase & Co.	4/21/17 - $87.50	1,731	339,276	(310,481)
KeyCorp	3/17/17 - $20.00	1,469	13,221	(12,487)
M&T Bank Corp.	2/17/17 - $165.00	532	71,106	(79,800)
Marsh& McLennan Companies, Inc.	4/21/17 - $70.00	169	18,928	(16,055)
MetLife, Inc.	3/17/17 - $57.50	1,063	103,111	(73,750)
Morgan Stanley	4/21/17 - $45.00	900	94,592	(91,350)
Paychex, Inc.	3/17/17 - $62.50	318	23,217	(15,105)
Prudential Financial, Inc.	3/17/17 - $110.00	278	68,110	(53,281)
Raytheon Co.	5/19/17 - $155.00	136	34,619	(21,624)
Regions Financial Corp.	2/17/17 - $13.00	1,325	45,138	(192,125)
Regions Financial Corp.	5/19/17 - $16.00	1,798	57,535	(56,637)
Schlumberger Ltd.	3/17/17 - $92.50	285	4,560	(2,670)
SunTrust Banks, Inc.	4/21/17 - $60.00	585	83,308	(67,275)
The Hershey Co.	5/19/17 - $110.00	97	26,787	(24,492)
TOTAL WRITTEN OPTIONS			$1,617,893	$(1,678,827)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $77,348,458.

 (c) Non-income producing

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,088,232 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$3,088,232

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,586
Fidelity Securities Lending Cash Central Fund	107,937
Total	$376,523

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$145,904,424	$145,904,424	$--	$--
Consumer Staples	150,353,770	150,353,770	--	--
Energy	178,157,081	178,157,081	--	--
Financials	399,228,549	399,228,549	--	--
Health Care	149,232,646	148,353,358	879,288	--
Industrials	153,353,926	153,353,926	--	--
Information Technology	153,197,611	153,197,611	--	--
Materials	32,918,340	32,918,340	--	--
Real Estate	35,148,188	35,148,188	--	--
Telecommunication Services	63,290,170	63,290,170	--	--
Utilities	81,543,128	81,543,128	--	--
Other	3,088,232	--	--	3,088,232
Money Market Funds	118,484,125	118,484,125	--	--
Total Investments in Securities:	$1,663,900,190	$1,659,932,670	$879,288	$3,088,232
Derivative Instruments:
Liabilities
Written Options	$(1,678,827)	$(1,174,642)	$(504,185)	$--
Total Liabilities	$(1,678,827)	$(1,174,642)	$(504,185)	$--
Total Derivative Instruments:	$(1,678,827)	$(1,174,642)	$(504,185)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(1,678,827)
Total Equity Risk	0	(1,678,827)
Total Value of Derivatives	$0	$(1,678,827)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $10,040,739) — See accompanying schedule: Unaffiliated issuers (cost $1,293,917,044)	$1,545,416,065
Fidelity Central Funds (cost $118,482,977)	118,484,125
Total Investments (cost $1,412,400,021)		$1,663,900,190
Receivable for investments sold		1,385,119
Receivable for fund shares sold		34,731
Dividends receivable		1,697,312
Distributions receivable from Fidelity Central Funds		36,958
Prepaid expenses		2,663
Other receivables		19,344
Total assets		1,667,076,317
Liabilities
Payable for fund shares redeemed	$4,844,899
Accrued management fee	616,303
Written options, at value (premium received $1,617,893)	1,678,827
Other affiliated payables	279,268
Other payables and accrued expenses	65,196
Collateral on Securities Loaned	10,233,825
Total liabilities		17,718,318
Net Assets		$1,649,357,999
Net Assets consist of:
Paid in capital		$1,392,445,599
Distributions in excess of net investment income		(13,483,051)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,956,216
Net unrealized appreciation (depreciation) on investments		251,439,235
Net Assets, for 126,636,818 shares outstanding		$1,649,357,999
Net Asset Value, offering price and redemption price per share ($1,649,357,999 ÷ 126,636,818 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$46,392,028
Income from Fidelity Central Funds		376,523
Total income		46,768,551
Expenses
Management fee	$7,350,755
Transfer agent fees	2,873,542
Accounting and security lending fees	511,524
Custodian fees and expenses	45,061
Independent trustees' fees and expenses	7,043
Audit	66,110
Legal	6,088
Miscellaneous	15,143
Total expenses before reductions	10,875,266
Expense reductions	(67,632)	10,807,634
Net investment income (loss)		35,960,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,497,897
Fidelity Central Funds	10,367
Foreign currency transactions	(6,052)
Written options	2,922,676
Total net realized gain (loss)		29,424,888
Change in net unrealized appreciation (depreciation) on: Investment securities	305,979,239
Written options	(307,088)
Total change in net unrealized appreciation (depreciation)		305,672,151
Net gain (loss)		335,097,039
Net increase (decrease) in net assets resulting from operations		$371,057,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,960,917	$44,658,940
Net realized gain (loss)	29,424,888	84,399,015
Change in net unrealized appreciation (depreciation)	305,672,151	(196,587,627)
Net increase (decrease) in net assets resulting from operations	371,057,956	(67,529,672)
Distributions to shareholders from net investment income	(37,037,611)	(46,764,873)
Distributions to shareholders from net realized gain	(34,594,261)	(101,112,040)
Total distributions	(71,631,872)	(147,876,913)
Share transactions
Proceeds from sales of shares	172,539,476	200,885,928
Reinvestment of distributions	71,631,872	147,876,913
Cost of shares redeemed	(461,348,979)	(352,692,924)
Net increase (decrease) in net assets resulting from share transactions	(217,177,631)	(3,930,083)
Total increase (decrease) in net assets	82,248,453	(219,336,668)
Net Assets
Beginning of period	1,567,109,546	1,786,446,214
End of period	$1,649,357,999	$1,567,109,546
Other Information
Distributions in excess of net investment income end of period	$(13,483,051)	$(6,895,999)
Shares
Sold	14,274,083	16,478,409
Issued in reinvestment of distributions	5,905,698	12,736,170
Redeemed	(38,117,394)	(29,111,447)
Net increase (decrease)	(17,937,613)	103,132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Equity-Income Fund

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$12.37	$11.84	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.26	.31	.32	.25	.03
Net realized and unrealized gain (loss)	2.46	(.80)	.88	1.49	.59
Total from investment operations	2.72	(.49)	1.20	1.74	.62
Distributions from net investment income	(.28)	(.33)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.26)	(.71)	(.39)	(.26)	–
Total distributions	(.54)	(1.04)	(.67)	(.50)	(.02)
Net asset value, end of period	$13.02	$10.84	$12.37	$11.84	$10.60
Total ReturnC,D	25.49%	(4.34)%	9.99%	16.44%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%	.66%	.66%	.68%	.75%G
Expenses net of fee waivers, if any	.66%	.66%	.66%	.68%	.75%G
Expenses net of all reductions	.66%	.66%	.66%	.68%	.68%G
Net investment income (loss)	2.19%	2.50%	2.48%	2.15%	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,649,358	$1,567,110	$1,786,446	$1,770,773	$706,012
Portfolio turnover rateH	39%	42%	39%	44%	34%I

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Life of fundA
Fidelity Advisor® Series Stock Selector Large Cap Value Fund	24.12%	13.28%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Series Stock Selector Large Cap Value Fund on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$16,789	Fidelity Advisor® Series Stock Selector Large Cap Value Fund
$17,378	Russell 1000® Value Index

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund gained 24.12%, while the Russell 1000® Value Index returned 24.62%. Although the fund benefited from favorable stock and market selection overall, having a cash position of 3%, on average, detracted meaningfully in a strong up market. Among primary assets, we had very strong relative results within information technology and energy. On an individual security basis, railroad company CSX was our top contributor. The stock more than doubled this period, rebounding as the market gained confidence that earnings would rise should the economy improve. It also helped to avoid lagging index giant Exxon Mobil. Conversely, we were held back by an underweighting in strong-performing banks such as JPMorgan Chase, the fund's biggest individual detractor. We also struggled with picks in materials, health care and retailing. Within health care specifically, investments in Ireland-based Allergan and Jazz Pharmaceuticals, a non-index holding, were hurt by market fear about generic-drug price deflation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 17, 2016, John Sheehy joined Steve Barwikowski as Co-Manager of the fund's technology and telecom services sleeves, and on January 3, 2017, assumed sole management responsibilities.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.4	4.8
Berkshire Hathaway, Inc. Class B	4.0	4.0
Procter & Gamble Co.	2.7	3.1
Wells Fargo & Co.	2.7	2.6
Johnson & Johnson	2.5	2.8
AT&T, Inc.	2.2	2.4
ConocoPhillips Co.	2.1	1.6
Goldman Sachs Group, Inc.	2.1	1.6
Cisco Systems, Inc.	2.0	1.3
U.S. Bancorp	1.9	1.8
	26.6

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.3	27.4
Energy	12.8	13.0
Health Care	10.1	10.9
Information Technology	9.3	9.5
Industrials	8.8	8.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks and Equity Futures	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 7.2%

As of July 31, 2016*
Stocks and Equity Futures	96.8%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 7.5%

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.5%
Delphi Automotive PLC	77,270	$5,413,536
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	211,152	7,808,401
Household Durables - 0.7%
Whirlpool Corp.	42,289	7,395,923
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	235,872	4,524,025
Leisure Products - 0.2%
Mattel, Inc.	85,339	2,236,735
Media - 1.9%
Charter Communications, Inc. Class A (a)	8,386	2,716,645
Liberty Broadband Corp. Class C (a)	71,188	6,075,184
Time Warner, Inc.	26,900	2,605,265
Twenty-First Century Fox, Inc. Class A	293,260	9,202,499
		20,599,593
Multiline Retail - 0.7%
Target Corp.	121,119	7,809,753

TOTAL CONSUMER DISCRETIONARY		55,787,966

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 1.8%
Kroger Co.	106,600	3,620,136
Wal-Mart Stores, Inc.	55,818	3,725,293
Walgreens Boots Alliance, Inc.	154,846	12,688,081
		20,033,510
Food Products - 2.3%
Mondelez International, Inc.	137,200	6,075,216
The J.M. Smucker Co.	71,558	9,721,154
The Kraft Heinz Co.	101,800	9,089,722
		24,886,092
Household Products - 2.7%
Procter & Gamble Co.	343,689	30,107,156
Personal Products - 0.3%
Coty, Inc. Class A	187,100	3,592,320
Tobacco - 0.8%
Philip Morris International, Inc.	89,963	8,648,143

TOTAL CONSUMER STAPLES		87,267,221

ENERGY - 12.8%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	291,681	18,399,237
Dril-Quip, Inc. (a)	127,821	7,950,466
		26,349,703
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	260,720	18,127,862
Cabot Oil & Gas Corp.	252,976	5,433,924
Cenovus Energy, Inc.	644,483	8,796,171
Chevron Corp.	438,486	48,825,417
ConocoPhillips Co.	467,906	22,815,097
Phillips 66 Co.	132,700	10,830,974
		114,829,445

TOTAL ENERGY		141,179,148

FINANCIALS - 27.3%
Banks - 10.0%
Bank of America Corp.	697,500	15,791,400
CIT Group, Inc.	228,100	9,395,439
Citigroup, Inc.	135,100	7,542,633
Comerica, Inc.	9,600	648,288
Cullen/Frost Bankers, Inc.	4,300	384,420
JPMorgan Chase & Co.	43,200	3,656,016
PNC Financial Services Group, Inc.	126,700	15,262,282
Popular, Inc.	165,974	7,374,225
U.S. Bancorp	395,808	20,839,291
Wells Fargo & Co.	524,075	29,521,145
		110,415,139
Capital Markets - 3.9%
Brookfield Asset Management, Inc. Class A	45,900	1,587,320
Franklin Resources, Inc.	258,900	10,288,686
Goldman Sachs Group, Inc.	98,422	22,570,133
State Street Corp.	14,054	1,070,915
The Blackstone Group LP	244,700	7,495,161
		43,012,215
Consumer Finance - 3.6%
American Express Co.	73,500	5,613,930
Capital One Financial Corp.	185,586	16,218,361
Discover Financial Services	252,200	17,472,416
		39,304,707
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	266,139	43,684,055
Leucadia National Corp.	12,300	293,355
		43,977,410
Insurance - 5.5%
AFLAC, Inc.	157,100	10,995,429
Chubb Ltd.	112,647	14,811,954
Kansas City Life Insurance Co.	600	27,600
MetLife, Inc.	190,251	10,351,557
Reinsurance Group of America, Inc.	89,200	11,191,924
The Travelers Companies, Inc.	115,500	13,603,590
		60,982,054
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	339,735	3,472,092

TOTAL FINANCIALS		301,163,617

HEALTH CARE - 10.1%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	441
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	227,766	9,513,786
Medtronic PLC	172,655	13,125,233
Zimmer Biomet Holdings, Inc.	24,885	2,944,642
		25,583,661
Health Care Providers & Services - 1.0%
Aetna, Inc.	30,126	3,573,245
Anthem, Inc.	21,619	3,332,353
Cigna Corp.	21,826	3,191,398
Humana, Inc.	4,100	813,850
		10,910,846
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	24,007	3,658,427
Pharmaceuticals - 6.4%
Allergan PLC	19,863	4,347,812
Jazz Pharmaceuticals PLC (a)	66,982	8,166,445
Johnson & Johnson	241,686	27,370,940
Merck & Co., Inc.	249,571	15,470,906
Mylan N.V. (a)	38,200	1,453,510
Pfizer, Inc.	435,596	13,821,461
		70,631,074

TOTAL HEALTH CARE		110,784,449

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	221,920	4,018,971
Raytheon Co.	25,910	3,735,186
United Technologies Corp.	54,750	6,004,433
		13,758,590
Airlines - 1.0%
American Airlines Group, Inc.	236,000	10,443,000
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	29,400	2,267,916
Construction & Engineering - 1.3%
AECOM (a)	399,350	14,747,996
Electrical Equipment - 1.0%
AMETEK, Inc.	109,140	5,577,054
Fortive Corp.	100,840	5,577,460
		11,154,514
Industrial Conglomerates - 1.9%
General Electric Co.	693,510	20,597,247
Machinery - 0.9%
Deere & Co.	54,490	5,833,155
Flowserve Corp.	92,570	4,550,741
		10,383,896
Road & Rail - 1.2%
CSX Corp.	261,920	12,150,469
Union Pacific Corp.	10,280	1,095,642
		13,246,111

TOTAL INDUSTRIALS		96,599,270

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	728,414	22,376,878
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	150,400	9,473,696
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	5,600	4,593,064
IT Services - 1.5%
Amdocs Ltd.	157,100	9,223,341
Cognizant Technology Solutions Corp. Class A (a)	46,900	2,466,471
CoreLogic, Inc. (a)	69,400	2,447,738
Total System Services, Inc.	50,400	2,554,272
		16,691,822
Semiconductors & Semiconductor Equipment - 1.0%
Maxim Integrated Products, Inc.	51	2,268
Qualcomm, Inc.	199,793	10,674,940
		10,677,208
Software - 1.8%
Oracle Corp.	326,497	13,095,795
SS&C Technologies Holdings, Inc.	208,200	6,689,466
		19,785,261
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	116,624	14,152,322
HP, Inc.	321,113	4,832,751
		18,985,073

TOTAL INFORMATION TECHNOLOGY		102,583,002

MATERIALS - 2.9%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	145,700	11,000,350
Eastman Chemical Co.	72,587	5,625,493
LyondellBasell Industries NV Class A	44,900	4,187,823
Westlake Chemical Corp.	56,174	3,477,732
		24,291,398
Containers & Packaging - 0.4%
Ball Corp.	52,216	3,981,992
Metals & Mining - 0.3%
Compass Minerals International, Inc.	45,029	3,764,424

TOTAL MATERIALS		32,037,814

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	10,200	1,055,700
AvalonBay Communities, Inc.	25,300	4,384,743
Boston Properties, Inc.	28,100	3,678,290
Colony NorthStar, Inc.	211,563	2,944,957
Equity Residential (SBI)	69,600	4,229,592
Essex Property Trust, Inc.	13,900	3,117,770
General Growth Properties, Inc.	89,944	2,234,209
Public Storage	10,500	2,257,500
Simon Property Group, Inc.	13,900	2,554,403
The Macerich Co.	25,500	1,751,595
Vornado Realty Trust	38,200	4,061,042
		32,269,801
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	40,271	1,222,628

TOTAL REAL ESTATE		33,492,429

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	571,865	24,109,828
SBA Communications Corp. Class A (a)	39,600	4,168,296
Verizon Communications, Inc.	242,858	11,902,471
		40,180,595
UTILITIES - 5.9%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	120,608	7,726,148
Edison International	100,272	7,307,823
NextEra Energy, Inc.	83,967	10,388,397
OGE Energy Corp.	141,922	4,760,064
PG&E Corp.	121,700	7,532,013
Xcel Energy, Inc.	160,979	6,651,652
		44,366,097
Multi-Utilities - 1.9%
CMS Energy Corp.	126,802	5,401,765
DTE Energy Co.	68,922	6,798,466
Sempra Energy	83,831	8,583,456
		20,783,687

TOTAL UTILITIES		65,149,784

TOTAL COMMON STOCKS
(Cost $882,591,600)		1,066,225,295
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.46% to 0.52% 2/16/17 to 3/30/17 (b)
(Cost $1,079,443)	1,080,000	1,079,480
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.62% (c)
(Cost $34,729,600)	34,722,656	34,729,601
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $918,400,643)		1,102,034,376
NET OTHER ASSETS (LIABILITIES) - 0.0%		(82,799)
NET ASSETS - 100%		$1,101,951,577

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
246 ICE Russell 1000 Value Index Contracts (United States)	March 2017	13,613,640	$68,554

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $626,813.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$155,363
Fidelity Securities Lending Cash Central Fund	36,765
Total	$192,128

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$55,787,966	$55,787,966	$--	$--
Consumer Staples	87,267,221	87,267,221	--	--
Energy	141,179,148	141,179,148	--	--
Financials	301,163,617	301,163,617	--	--
Health Care	110,784,449	110,784,449	--	--
Industrials	96,599,270	96,599,270	--	--
Information Technology	102,583,002	102,583,002	--	--
Materials	32,037,814	32,037,814	--	--
Real Estate	33,492,429	33,492,429	--	--
Telecommunication Services	40,180,595	40,180,595	--	--
Utilities	65,149,784	65,149,784	--	--
U.S. Government and Government Agency Obligations	1,079,480	--	1,079,480	--
Money Market Funds	34,729,601	34,729,601	--	--
Total Investments in Securities:	$1,102,034,376	$1,100,954,896	$1,079,480	$--
Derivative Instruments:
Assets
Futures Contracts	$68,554	$68,554	$--	$--
Total Assets	$68,554	$68,554	$--	$--
Total Derivative Instruments:	$68,554	$68,554	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$68,554	$0
Total Equity Risk	68,554	0
Total Value of Derivatives	$68,554	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $883,671,043)	$1,067,304,775
Fidelity Central Funds (cost $34,729,600)	34,729,601
Total Investments (cost $918,400,643)		$1,102,034,376
Receivable for investments sold		11,880,198
Receivable for fund shares sold		23,171
Dividends receivable		912,250
Distributions receivable from Fidelity Central Funds		14,962
Receivable for daily variation margin for derivative instruments		15,990
Prepaid expenses		1,764
Other receivables		4,727
Total assets		1,114,887,438
Liabilities
Payable to custodian bank	$4,747,952
Payable for investments purchased	4,010,510
Payable for fund shares redeemed	3,471,963
Accrued management fee	462,008
Other affiliated payables	188,375
Other payables and accrued expenses	55,053
Total liabilities		12,935,861
Net Assets		$1,101,951,577
Net Assets consist of:
Paid in capital		$915,121,295
Undistributed net investment income		212,811
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,915,184
Net unrealized appreciation (depreciation) on investments		183,702,287
Net Assets, for 86,918,931 shares outstanding		$1,101,951,577
Net Asset Value, offering price and redemption price per share ($1,101,951,577 ÷ 86,918,931 shares)		$12.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$24,245,679
Interest		1,549
Income from Fidelity Central Funds		192,128
Total income		24,439,356
Expenses
Management fee
Basic fee	$5,987,376
Performance adjustment	(661,888)
Transfer agent fees	1,914,393
Accounting and security lending fees	358,803
Custodian fees and expenses	64,986
Independent trustees' fees and expenses	4,688
Audit	55,418
Legal	4,558
Interest	1,673
Miscellaneous	9,667
Total expenses before reductions	7,739,674
Expense reductions	(40,673)	7,699,001
Net investment income (loss)		16,740,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,110,504
Fidelity Central Funds	12,694
Foreign currency transactions	1,122
Futures contracts	1,546,864
Total net realized gain (loss)		9,671,184
Change in net unrealized appreciation (depreciation) on: Investment securities	208,511,287
Assets and liabilities in foreign currencies	92
Futures contracts	40,208
Total change in net unrealized appreciation (depreciation)		208,551,587
Net gain (loss)		218,222,771
Net increase (decrease) in net assets resulting from operations		$234,963,126

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,740,355	$16,413,383
Net realized gain (loss)	9,671,184	104,600,454
Change in net unrealized appreciation (depreciation)	208,551,587	(194,324,706)
Net increase (decrease) in net assets resulting from operations	234,963,126	(73,310,869)
Distributions to shareholders from net investment income	(16,097,435)	(18,104,106)
Distributions to shareholders from net realized gain	(14,241,328)	(121,742,545)
Total distributions	(30,338,763)	(139,846,651)
Share transactions
Proceeds from sales of shares	131,912,975	137,443,144
Reinvestment of distributions	30,338,763	139,846,651
Cost of shares redeemed	(309,555,741)	(220,798,953)
Net increase (decrease) in net assets resulting from share transactions	(147,304,003)	56,490,842
Total increase (decrease) in net assets	57,320,360	(156,666,678)
Net Assets
Beginning of period	1,044,631,217	1,201,297,895
End of period	$1,101,951,577	$1,044,631,217
Other Information
Undistributed net investment income end of period	$212,811	$960
Shares
Sold	11,225,322	11,010,488
Issued in reinvestment of distributions	2,552,673	12,535,406
Redeemed	(26,340,733)	(17,788,785)
Net increase (decrease)	(12,562,738)	5,757,109

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Series Stock Selector Large Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$12.82	$12.07	$10.72	$10.00
Income from Investment Operations
Net investment income (loss)B	.18	.17	.18	.14	.02
Net realized and unrealized gain (loss)	2.33	(.97)	1.50	1.88	.72
Total from investment operations	2.51	(.80)	1.68	2.02	.74
Distributions from net investment income	(.19)	(.20)C	(.16)	(.12)	(.02)
Distributions from net realized gain	(.15)	(1.32)C	(.76)	(.55)	–
Total distributions	(.33)D	(1.52)	(.93)E	(.67)	(.02)
Net asset value, end of period	$12.68	$10.50	$12.82	$12.07	$10.72
Total ReturnF,G	24.12%	(6.72)%	13.70%	18.79%	7.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%	.77%	.75%	.78%	.85%J
Expenses net of fee waivers, if any	.71%	.76%	.75%	.78%	.85%J
Expenses net of all reductions	.70%	.76%	.75%	.78%	.77%J
Net investment income (loss)	1.53%	1.38%	1.35%	1.19%	1.25%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,952	$1,044,631	$1,201,298	$1,139,423	$712,561
Portfolio turnover rateK	48%	64%	55%	61%	48%L

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.145 per share.

 E Total distributions of $.93 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.762 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Advisor Series Equity-Income Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Series Equity-Income Fund	$1,412,393,324	$302,050,467	$(50,543,601)	$251,506,866
Fidelity Advisor Series Stock Selector Large Cap Value Fund	919,909,976	203,342,133	(21,217,733)	182,124,400

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Series Equity-Income Fund	$5,978,764	$12,970,756	$238,016,067
Fidelity Advisor Series Stock Selector Large Cap Value Fund	212,109	4,493,772	182,124,400

The tax character of distributions paid was as follows:

January 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Series Equity-Income Fund	$38,806,261	$32,825,611	$71,631,872
Fidelity Advisor Series Stock Selector Large Cap Value Fund	16,097,435	14,241,328	30,338,763

January 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Series Equity-Income Fund	$56,397,935	$91,478,978	$147,876,913
Fidelity Advisor Series Stock Selector Large Cap Value Fund	39,464,008	100,382,643	139,846,651

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Advisor Series Equity-Income Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,088,232 in this Subsidiary, representing .19% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity-Income Fund
Equity Risk
Written Options	$2,922,676	$(307,088)
Total Equity Risk	2,922,676	(307,088)
Totals	$2,922,676	$(307,088)
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$1,546,864	$40,208
Total Equity Risk	1,546,864	40,208
Totals	$1,546,864	$40,208

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity-Income Fund (the Fund) used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	6,210	$307,238
Options Opened	95,912	6,991,110
Options Exercised	(37,984)	(2,496,510)
Options Closed	(18,648)	(1,218,885)
Options Expired	(23,018)	(1,965,060)
Outstanding at end of period	22,472	$1,617,893

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity-Income Fund	611,197,132	934,361,928
Fidelity Advisor Series Stock Selector Large Cap Value Fund	509,634,354	671,488,743

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on the Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Advisor Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%	.49%

Performance Benchmark
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity-Income Fund	.18%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.18%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$19,401
Fidelity Advisor Series Stock Selector Large Cap Value Fund	18,420

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Advisor Series Stock Selector Large Cap Value Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Borrower	$26,307,250.57%		$1,673

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity-Income Fund	$4,966
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,302

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Advisor Series Equity-Income Fund	$107,937	$7,956	$807,072
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$36,765	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Advisor Series Equity-Income Fund	$53,677	$367
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,630	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$13,588
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$9,043

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Advisor Series Equity-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series Equity-Income Fund (the Fund), a fund of Fidelity Devonshire Trust, including the schedule of investments, as of January 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 6, 2012 (commencement of operations) to January 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series Equity-Income Fund as of January 31, 2017, the results of its operations for the year then ended, the chnages in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 6, 2012 (commencement of operations) to January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 20, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Advisor Series Stock Selector Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Series Stock Selector Large Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Series Stock Selector Large Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Fidelity Advisor Series Equity-Income Fund	.66%
Actual		$1,000.00	$1,090.40	$3.47
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.70%
Actual		$1,000.00	$1,085.60	$3.67
Hypothetical-C		$1,000.00	$1,021.62	$3.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Series Equity-Income Fund	03/13/2017	03/10/2017	$0.000	$0.155
Fidelity Advisor Series Stock Selector Large Cap Value Fund	03/13/2017	03/10/2017	$0.003	$0.055

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Series Equity-Income Fund	$27,267,259
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$4,493,773

A percentage of the dividends distributed during the fiscal year for the following fund was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Series Equity-Income Fund	0.15%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Advisor Series Equity-Income Fund
April 2016	99%
July 2016	99%
October 2016	99%
December 2016	99%
Fidelity Advisor Series Stock Selector Large Cap Value Fund
December 2016	100%

Fidelity Advisor Series Equity-Income Fund and Fidelity Advisor Series Stock Selector Large Cap Value Fund designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

AEDTI-ALDTI-ANN-0317
1.956891.104

Fidelity® Stock Selector Large Cap Value Fund Annual Report January 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector Large Cap Value Fund	22.82%	13.35%	4.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector Large Cap Value Fund, a class of the fund, on January 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$15,208	Fidelity® Stock Selector Large Cap Value Fund
$17,348	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.'s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump's surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect of rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecom services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund's share classes (excluding sales charges, if applicable) underperformed the 24.62% result of the benchmark Russell 1000® Value Index. Versus the benchmark, the fund’s average cash position of 4% was by far the biggest drag on performance. Security and sector selection were modest contributors overall, driven by picks in technology. Conversely, picks in materials, health care and financials hurt. The fund’s two biggest relative detractors were major index components Bank of America (+63%), which we did not own, and JPMorgan Chase (+46%), an underweighting in the fund. Shares of both banking giants surged as investors expected higher interest rates to boost bank profits, among other factors. Within health care, our non-benchmark stakes in Ireland-based Jazz Pharmaceuticals and Allergan were hurt by market fear about generic-drug price deflation and uncertainty regarding future health care legislation. Allergan also was hurt by a failed merger attempt with industry giant Pfizer. Conversely, the fund’s top individual contributor was our holdings in rail operator CSX, the value of which doubled this period. It also helped to avoid integrated oil giant Exxon Mobil (+12%), a large index member that underperformed the strong gain of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 17, 2016, John Sheehy joined Steve Barwikowski as Co-Portfolio Manager of the fund's information technology and telecommunication services sleeves, and on January 3, 2017, assumed sole management responsibilities.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.6	4.5
Wells Fargo & Co.	3.8	2.6
Chevron Corp.	3.0	2.7
Procter & Gamble Co.	2.8	3.2
Suncor Energy, Inc.	2.5	2.2
ConocoPhillips Co.	2.5	1.6
Chubb Ltd.	2.4	1.8
Johnson & Johnson	2.4	2.8
AT&T, Inc.	2.2	2.4
Cisco Systems, Inc.	2.1	1.3
	29.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.3
Energy	13.7	12.9
Health Care	10.2	11.0
Information Technology	9.4	9.4
Industrials	8.8	8.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.8%

As of July 31, 2016*
Stocks and Equity Futures	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 9.8%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Delphi Automotive PLC	59,500	$4,168,570
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	148,833	5,503,844
Household Durables - 0.7%
Whirlpool Corp.	32,530	5,689,172
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	181,414	3,479,521
Leisure Products - 0.2%
Mattel, Inc.	65,600	1,719,376
Media - 2.1%
Charter Communications, Inc. Class A (a)	6,455	2,091,097
Liberty Broadband Corp. Class C (a)	54,787	4,675,523
Time Warner, Inc.	20,677	2,002,567
Twenty-First Century Fox, Inc. Class A	225,700	7,082,466
		15,851,653
Multiline Retail - 0.8%
Target Corp.	93,134	6,005,280

TOTAL CONSUMER DISCRETIONARY		42,417,416

CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 1.9%
Kroger Co.	77,100	2,618,316
Wal-Mart Stores, Inc.	40,345	2,692,625
Walgreens Boots Alliance, Inc.	111,840	9,164,170
		14,475,111
Food Products - 2.4%
Mondelez International, Inc.	99,100	4,388,148
The J.M. Smucker Co.	51,642	7,015,566
The Kraft Heinz Co.	73,500	6,562,815
		17,966,529
Household Products - 2.8%
Procter & Gamble Co.	248,280	21,749,328
Personal Products - 0.3%
Coty, Inc. Class A	135,200	2,595,840
Tobacco - 0.8%
Philip Morris International, Inc.	65,000	6,248,450

TOTAL CONSUMER STAPLES		63,035,258

ENERGY - 13.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	173,000	10,912,840
Dril-Quip, Inc. (a)	77,600	4,826,720
		15,739,560
Oil, Gas & Consumable Fuels - 11.7%
Cabot Oil & Gas Corp.	139,100	2,987,868
Cenovus Energy, Inc.	545,700	7,447,940
Chevron Corp.	207,000	23,049,450
ConocoPhillips Co.	386,700	18,855,492
Diamondback Energy, Inc. (a)	74,200	7,803,614
Phillips 66 Co.	124,700	10,178,014
Suncor Energy, Inc.	619,000	19,199,109
		89,521,487

TOTAL ENERGY		105,261,047

FINANCIALS - 27.6%
Banks - 10.4%
CIT Group, Inc.	147,000	6,054,930
Comerica, Inc.	33,500	2,262,255
First Citizen Bancshares, Inc.	14,700	5,391,078
First Citizen Bancshares, Inc. Class A (a)	10,000	3,667,400
JPMorgan Chase & Co.	111,800	9,461,634
PNC Financial Services Group, Inc.	60,700	7,311,922
Popular, Inc.	98,280	4,366,580
U.S. Bancorp	223,300	11,756,745
Wells Fargo & Co.	520,800	29,336,664
		79,609,208
Capital Markets - 3.6%
Fortress Investment Group LLC	523,300	2,935,713
Franklin Resources, Inc.	78,000	3,099,720
Goldman Sachs Group, Inc.	68,600	15,731,352
Interactive Brokers Group, Inc.	150,800	5,630,872
		27,397,657
Consumer Finance - 1.0%
Discover Financial Services	111,000	7,690,080
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class B (a)	263,457	43,243,831
Insurance - 6.3%
AFLAC, Inc.	119,450	8,360,306
AMBAC Financial Group, Inc. (a)	180,000	3,765,600
Chubb Ltd.	139,400	18,329,706
Kansas City Life Insurance Co.	50,604	2,327,784
National Western Life Group, Inc.	8,350	2,447,803
Torchmark Corp.	104,725	7,701,477
Universal Insurance Holdings, Inc. (b)	212,500	5,556,875
		48,489,551
Thrifts & Mortgage Finance - 0.7%
Meridian Bancorp, Inc. Maryland	284,164	5,356,491

TOTAL FINANCIALS		211,786,818

HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	151,839	6,342,315
Medtronic PLC	119,420	9,078,308
Zimmer Biomet Holdings, Inc.	18,382	2,175,142
		17,595,765
Health Care Providers & Services - 1.0%
Aetna, Inc.	21,115	2,504,450
Anthem, Inc.	15,837	2,441,115
Cigna Corp.	14,632	2,139,491
Humana, Inc.	2,900	575,650
		7,660,706
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	19,870	3,027,989
Pharmaceuticals - 6.5%
Allergan PLC	14,040	3,073,216
Jazz Pharmaceuticals PLC (a)	47,627	5,806,684
Johnson & Johnson	161,802	18,324,077
Merck & Co., Inc.	189,359	11,738,364
Mylan N.V. (a)	25,800	981,690
Pfizer, Inc.	308,771	9,797,304
		49,721,335

TOTAL HEALTH CARE		78,005,795

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	154,410	2,796,365
Raytheon Co.	18,150	2,616,504
United Technologies Corp.	38,370	4,208,038
		9,620,907
Airlines - 1.0%
American Airlines Group, Inc.	165,580	7,326,915
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	20,600	1,589,084
Construction & Engineering - 1.3%
AECOM (a)	277,870	10,261,739
Electrical Equipment - 1.0%
AMETEK, Inc.	75,980	3,882,578
Fortive Corp.	70,160	3,880,550
		7,763,128
Industrial Conglomerates - 1.9%
General Electric Co.	486,480	14,448,456
Machinery - 0.9%
Deere & Co.	38,270	4,096,804
Flowserve Corp.	64,940	3,192,450
		7,289,254
Road & Rail - 1.2%
CSX Corp.	183,660	8,519,987
Union Pacific Corp.	7,250	772,705
		9,292,692

TOTAL INDUSTRIALS		67,592,175

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	512,700	15,750,144
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	105,800	6,664,342
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	3,900	3,198,741
IT Services - 1.5%
Amdocs Ltd.	110,650	6,496,262
Cognizant Technology Solutions Corp. Class A (a)	33,000	1,735,470
CoreLogic, Inc. (a)	48,800	1,721,176
Total System Services, Inc.	35,500	1,799,140
		11,752,048
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	140,600	7,512,258
Software - 1.8%
Oracle Corp.	229,800	9,217,278
SS&C Technologies Holdings, Inc.	146,600	4,710,258
		13,927,536
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	82,100	9,962,835
HP, Inc.	226,000	3,401,300
		13,364,135

TOTAL INFORMATION TECHNOLOGY		72,169,204

MATERIALS - 3.0%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	105,000	7,927,500
Eastman Chemical Co.	52,300	4,053,250
LyondellBasell Industries NV Class A	32,200	3,003,294
Westlake Chemical Corp.	40,600	2,513,546
		17,497,590
Containers & Packaging - 0.4%
Ball Corp.	37,800	2,882,628
Metals & Mining - 0.3%
Compass Minerals International, Inc. (b)	33,300	2,783,880

TOTAL MATERIALS		23,164,098

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	5,000	517,500
Colony NorthStar, Inc.	253,944	3,534,900
		4,052,400
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co. (b)	54,350	2,989,250
Jones Lang LaSalle, Inc.	10,000	1,030,300
Kennedy-Wilson Holdings, Inc. (a)	240,000	4,908,000
		8,927,550

TOTAL REAL ESTATE		12,979,950

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	402,400	16,965,184
SBA Communications Corp. Class A (a)	27,900	2,936,754
Verizon Communications, Inc.	170,900	8,375,809
		28,277,747
UTILITIES - 6.0%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	85,700	5,489,942
Edison International	71,200	5,189,056
NextEra Energy, Inc.	59,510	7,362,577
OGE Energy Corp.	100,600	3,374,124
PG&E Corp.	86,500	5,353,485
Xcel Energy, Inc.	114,400	4,727,008
		31,496,192
Multi-Utilities - 1.9%
CMS Energy Corp.	89,900	3,829,740
DTE Energy Co.	49,000	4,833,360
Sempra Energy	59,450	6,087,086
		14,750,186

TOTAL UTILITIES		46,246,378

TOTAL COMMON STOCKS
(Cost $672,008,470)		750,935,886

Nonconvertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,109,713)	225,866	5,709,892
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.53% 2/2/17 to 3/23/17
(Cost $619,683)	620,000	619,710
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.62% (c)	18,951,709	$18,955,499
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	4,772,188	4,773,142
TOTAL MONEY MARKET FUNDS
(Cost $23,730,536)		23,728,641
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $701,468,402)		780,994,129
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(13,439,299)
NET ASSETS - 100%		$767,554,830

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$158,483
Fidelity Securities Lending Cash Central Fund	94,253
Total	$252,736

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,417,416	$42,417,416	$--	$--
Consumer Staples	63,035,258	63,035,258	--	--
Energy	105,261,047	105,261,047	--	--
Financials	211,786,818	211,786,818	--	--
Health Care	78,005,795	78,005,795	--	--
Industrials	67,592,175	67,592,175	--	--
Information Technology	72,169,204	72,169,204	--	--
Materials	23,164,098	23,164,098	--	--
Real Estate	18,689,842	18,689,842	--	--
Telecommunication Services	28,277,747	28,277,747	--	--
Utilities	46,246,378	46,246,378	--	--
U.S. Government and Government Agency Obligations	619,710	--	619,710	--
Money Market Funds	23,728,641	23,728,641	--	--
Total Investments in Securities:	$780,994,129	$780,374,419	$619,710	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Canada	3.5%
Switzerland	2.4%
Ireland	2.4%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,648,758) — See accompanying schedule: Unaffiliated issuers (cost $677,737,866)	$757,265,488
Fidelity Central Funds (cost $23,730,536)	23,728,641
Total Investments (cost $701,468,402)		$780,994,129
Receivable for investments sold		2,099,279
Receivable for fund shares sold		294,269
Dividends receivable		624,039
Distributions receivable from Fidelity Central Funds		17,869
Prepaid expenses		1,257
Other receivables		3,128
Total assets		784,033,970
Liabilities
Payable to custodian bank	$4,865,723
Payable for investments purchased	2,760,926
Payable for fund shares redeemed	3,528,886
Accrued management fee	324,371
Distribution and service plan fees payable	19,930
Other affiliated payables	144,436
Other payables and accrued expenses	62,814
Collateral on Securities Loaned	4,772,054
Total liabilities		16,479,140
Net Assets		$767,554,830
Net Assets consist of:
Paid in capital		$831,359,178
Undistributed net investment income		194,495
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(143,524,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,526,000
Net Assets		$767,554,830
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,054,382 ÷ 1,667,024 shares)		$18.63
Maximum offering price per share (100/94.25 of $18.63)		$19.77
Class T:
Net Asset Value and redemption price per share ($10,703,530 ÷ 575,057 shares)		$18.61
Maximum offering price per share (100/96.50 of $18.61)		$19.28
Class C:
Net Asset Value and offering price per share ($10,801,697 ÷ 591,969 shares)(a)		$18.25
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($703,722,459 ÷ 37,509,844 shares)		$18.76
Class I:
Net Asset Value, offering price and redemption price per share ($11,272,762 ÷ 603,955 shares)		$18.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$15,883,029
Interest		1,430
Income from Fidelity Central Funds		252,736
Total income		16,137,195
Expenses
Management fee
Basic fee	$4,130,330
Performance adjustment	(211,440)
Transfer agent fees	1,422,815
Distribution and service plan fees	222,071
Accounting and security lending fees	266,016
Custodian fees and expenses	34,951
Independent trustees' fees and expenses	3,213
Registration fees	89,813
Audit	65,534
Legal	6,596
Miscellaneous	6,643
Total expenses before reductions	6,036,542
Expense reductions	(28,101)	6,008,441
Net investment income (loss)		10,128,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,588,080
Fidelity Central Funds	10,323
Foreign currency transactions	8,168
Futures contracts	2,161,166
Total net realized gain (loss)		17,767,737
Change in net unrealized appreciation (depreciation) on: Investment securities	125,509,336
Assets and liabilities in foreign currencies	944
Futures contracts	(192,091)
Total change in net unrealized appreciation (depreciation)		125,318,189
Net gain (loss)		143,085,926
Net increase (decrease) in net assets resulting from operations		$153,214,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,128,754	$8,985,831
Net realized gain (loss)	17,767,737	73,907,820
Change in net unrealized appreciation (depreciation)	125,318,189	(115,833,041)
Net increase (decrease) in net assets resulting from operations	153,214,680	(32,939,390)
Distributions to shareholders from net investment income	(9,868,427)	(9,078,643)
Share transactions - net increase (decrease)	(69,523,371)	(83,813,071)
Total increase (decrease) in net assets	73,822,882	(125,831,104)
Net Assets
Beginning of period	693,731,948	819,563,052
End of period	$767,554,830	$693,731,948
Other Information
Undistributed net investment income end of period	$194,495	$–
Distributions in excess of net investment income end of period	$–	$(34,636)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$16.41	$14.72	$12.43	$10.71
Income from Investment Operations
Net investment income (loss)A	.19	.15	.15	.13	.20
Net realized and unrealized gain (loss)	3.27	(1.03)	1.65	2.35	1.73
Total from investment operations	3.46	(.88)	1.80	2.48	1.93
Distributions from net investment income	(.20)	(.16)	(.11)	(.15)	(.21)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.20)	(.16)	(.11)	(.19)B	(.21)
Net asset value, end of period	$18.63	$15.37	$16.41	$14.72	$12.43
Total ReturnC,D	22.48%	(5.40)%	12.25%	20.01%	18.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of fee waivers, if any	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of all reductions	1.05%	1.09%	1.07%	1.00%	.85%
Net investment income (loss)	1.10%	.90%	.94%	.95%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$31,054	$24,201	$26,536	$21,266	$18,234
Portfolio turnover rateG	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.36	$16.40	$14.71	$12.44	$10.72
Income from Investment Operations
Net investment income (loss)A	.13	.10	.10	.09	.17
Net realized and unrealized gain (loss)	3.26	(1.03)	1.66	2.34	1.73
Total from investment operations	3.39	(.93)	1.76	2.43	1.90
Distributions from net investment income	(.14)	(.11)	(.07)	(.11)	(.18)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.14)	(.11)	(.07)	(.16)	(.18)
Net asset value, end of period	$18.61	$15.36	$16.40	$14.71	$12.44
Total ReturnB,C	22.04%	(5.71)%	11.95%	19.54%	17.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of fee waivers, if any	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of all reductions	1.39%	1.41%	1.39%	1.31%	1.12%
Net investment income (loss)	.76%	.58%	.62%	.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$10,704	$9,515	$10,469	$8,244	$6,544
Portfolio turnover rateF	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$16.18	$14.53	$12.30	$10.61
Income from Investment Operations
Net investment income (loss)A	.05	.01	.02	.02	.11
Net realized and unrealized gain (loss)	3.18	(1.00)	1.63	2.31	1.72
Total from investment operations	3.23	(.99)	1.65	2.33	1.83
Distributions from net investment income	(.07)	(.10)	–	(.05)	(.14)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.07)	(.10)	–	(.10)	(.14)
Net asset value, end of period	$18.25	$15.09	$16.18	$14.53	$12.30
Total ReturnB,C	21.43%	(6.13)%	11.36%	18.94%	17.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.88%	1.93%	1.89%	1.81%	1.63%
Expenses net of fee waivers, if any	1.88%	1.93%	1.89%	1.80%	1.63%
Expenses net of all reductions	1.87%	1.93%	1.89%	1.80%	1.61%
Net investment income (loss)	.27%	.07%	.12%	.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$10,802	$8,956	$10,118	$7,789	$5,839
Portfolio turnover rateF	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.47	$16.51	$14.81	$12.51	$10.77
Income from Investment Operations
Net investment income (loss)A	.24	.20	.20	.17	.23
Net realized and unrealized gain (loss)	3.29	(1.03)	1.66	2.37	1.75
Total from investment operations	3.53	(.83)	1.86	2.54	1.98
Distributions from net investment income	(.24)	(.21)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.24)	(.21)	(.16)	(.24)	(.24)
Net asset value, end of period	$18.76	$15.47	$16.51	$14.81	$12.51
Total ReturnB	22.82%	(5.10)%	12.54%	20.31%	18.55%
Ratios to Average Net AssetsC,D
Expenses before reductions	.77%	.81%	.78%	.72%	.57%
Expenses net of fee waivers, if any	.77%	.81%	.78%	.72%	.57%
Expenses net of all reductions	.76%	.80%	.78%	.71%	.55%
Net investment income (loss)	1.38%	1.19%	1.23%	1.23%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$703,722	$644,182	$761,542	$518,206	$465,702
Portfolio turnover rateE	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$16.44	$14.74	$12.46	$10.74
Income from Investment Operations
Net investment income (loss)A	.23	.20	.20	.17	.23
Net realized and unrealized gain (loss)	3.27	(1.04)	1.66	2.35	1.73
Total from investment operations	3.50	(.84)	1.86	2.52	1.96
Distributions from net investment income	(.24)	(.20)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.24)	(.20)	(.16)	(.24)	(.24)
Net asset value, end of period	$18.66	$15.40	$16.44	$14.74	$12.46
Total ReturnB	22.72%	(5.14)%	12.58%	20.25%	18.42%
Ratios to Average Net AssetsC,D
Expenses before reductions	.84%	.82%	.81%	.73%	.61%
Expenses net of fee waivers, if any	.84%	.82%	.81%	.73%	.61%
Expenses net of all reductions	.84%	.81%	.81%	.73%	.58%
Net investment income (loss)	1.30%	1.18%	1.20%	1.22%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$11,273	$6,164	$9,544	$3,881	$1,995
Portfolio turnover rateE	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures contracts, foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$101,933,741
Gross unrealized depreciation	(27,071,614)
Net unrealized appreciation (depreciation) on securities	$74,862,127
Tax Cost	$706,132,002

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$194,206
Capital loss carryforward	$(138,860,952)
Net unrealized appreciation (depreciation) on securities and other investments	$74,862,400

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(138,860,952)

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$9,868,427	$ 9,078,643

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,161,166 and a change in net unrealized appreciation (depreciation) of $(192,091) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,092,321 and $411,698,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$68,974	$671
Class T	.25%	.25%	52,536	–
Class B	.75%	.25%	2,497	1,873
Class C	.75%	.25%	98,064	13,416
			$222,071	$15,960

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,712
Class T	2,269
Class B(a)	16
Class C(a)	2,517
$18,514

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$59,828.22
Class T	32,302.31
Class B	638.26
Class C	29,122.30
Stock Selector Large Cap Value	1,279,802.18
Class I	21,123.26
	$1,422,815

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,141 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,267 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,253, including $9,201 from securities loaned to FCM. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,851 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,250.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$311,950	$247,938
Class T	78,380	66,187
Class C	43,306	100,122
Stock Selector Large Cap Value	9,290,473	8,576,233
Class I	144,318	88,163
Total	$9,868,427	$9,078,643

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	569,952	331,048	$9,932,134	$5,512,197
Reinvestment of distributions	15,663	14,824	292,587	235,407
Shares redeemed	(492,854)	(389,058)	(8,537,525)	(6,510,850)
Net increase (decrease)	92,761	(43,186)	$1,687,196	$(763,246)
Class T
Shares sold	126,680	98,719	$2,167,151	$1,650,938
Reinvestment of distributions	4,151	4,138	77,494	65,711
Shares redeemed	(175,085)	(122,073)	(3,030,158)	(2,032,878)
Net increase (decrease)	(44,254)	(19,216)	$(785,513)	$(316,229)
Class B
Shares sold	1,059	–	$17,571	$2
Shares redeemed	(47,495)	(36,212)	(785,079)	(608,112)
Net increase (decrease)	(46,436)	(36,212)	$(767,508)	$(608,110)
Class C
Shares sold	170,423	627,414	$2,904,730	$10,101,962
Reinvestment of distributions	2,230	6,075	40,853	94,778
Shares redeemed	(174,329)	(665,157)	(2,952,260)	(10,105,437)
Net increase (decrease)	(1,676)	(31,668)	$(6,677)	$91,303
Stock Selector Large Cap Value
Shares sold	6,066,305	8,102,341	$105,307,511	$135,383,965
Reinvestment of distributions	481,523	523,476	9,052,639	8,373,276
Shares redeemed	(10,670,867)	(13,116,688)	(187,755,649)	(222,880,353)
Net increase (decrease)	(4,123,039)	(4,490,871)	$(73,395,499)	$(79,123,112)
Class I
Shares sold	520,730	142,790	$9,225,865	$2,313,025
Reinvestment of distributions	2,892	5,311	54,106	84,600
Shares redeemed	(319,842)	(328,617)	(5,535,341)	(5,491,302)
Net increase (decrease)	203,780	(180,516)	$3,744,630	$(3,093,677)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Stock Selector Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Stock Selector Large Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Stock Selector Large Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.02%
Actual		$1,000.00	$1,077.00	$5.33
Hypothetical-C		$1,000.00	$1,020.01	$5.18
Class T	1.36%
Actual		$1,000.00	$1,074.90	$7.09
Hypothetical-C		$1,000.00	$1,018.30	$6.90
Class C	1.87%
Actual		$1,000.00	$1,072.80	$9.74
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Stock Selector Large Cap Value	.74%
Actual		$1,000.00	$1,078.30	$3.87
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class I	.87%
Actual		$1,000.00	$1,077.50	$4.54
Hypothetical-C		$1,000.00	$1,020.76	$4.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Class A, Class T, Class C, Stock Selector Large Cap Value, and Class I designate 100% of the dividends distributed in December 2016 during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class T, Class C, Stock Selector Large Cap Value, and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

LCV-ANN-0317
1.900194.107

Fidelity® Mid Cap Value Fund Annual Report January 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Value Fund	23.19%	14.91%	7.35%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Fund, a class of the fund, on January 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Period Ending Values
$20,325	Fidelity® Mid Cap Value Fund
$20,494	Russell Midcap® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500®index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager Court Dignan:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained roughly 22% to 23%, lagging the 29.15% advance of the benchmark Russell Midcap® Value Index. Versus the Russell benchmark, stock picks in the health care and materials sectors hurt most. Individual relative detractors included two pharmaceuticals stocks: Israel-based Teva Pharmaceutical Industries, a non-benchmark holding, and Ireland’s Endo International, both of which fell due to the threat of price deflation on generic drugs and company-specific issues. I sold Endo by period end and added to Teva, based on its deep pipeline of products. In materials, fertilizer producer CF Industries Holdings detracted because shares declined in the first five months of the period, when CF was not in the benchmark. The firm was pressured by new nitrogen supply that hurt pricing, among other factors. Conversely, security selection and an underweighting in real estate helped, as did picks in diversified financials. Notable individual contributors included Discover Financial Services, a non-benchmark consumer finance company and our largest holding, and Science Applications International, a logistics and cyber security company that gained from better-than-expected earnings. Science Applications was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.8	3.3
American Tower Corp.	2.8	2.0
FNF Group	2.6	2.6
Synchrony Financial	2.6	1.8
Baker Hughes, Inc.	2.4	1.2
Mack-Cali Realty Corp.	2.1	2.1
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.8	3.2
Allison Transmission Holdings, Inc.	1.8	0.8
DTE Energy Co.	1.7	1.1
AerCap Holdings NV	1.7	2.0
	22.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	34.5
Real Estate	12.7	0.0
Industrials	11.2	10.1
Utilities	10.5	10.9
Energy	10.1	9.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	96.2%
Convertible Securities	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 13.4%

As of July 31, 2016*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 15.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.9%
Delphi Automotive PLC	330,300	$23,140,818
The Goodyear Tire & Rubber Co.	149,500	4,842,305
		27,983,123
Hotels, Restaurants & Leisure - 2.7%
International Game Technology PLC	87,900	2,321,439
Royal Caribbean Cruises Ltd.	419,600	39,287,148
U.S. Foods Holding Corp.	313,700	8,532,640
Wyndham Worldwide Corp.	476,700	37,687,902
		87,829,129
Household Durables - 1.8%
D.R. Horton, Inc.	313,300	9,370,803
Harman International Industries, Inc.	35,500	3,946,180
PulteGroup, Inc.	1,766,500	37,997,415
Whirlpool Corp.	45,100	7,887,539
		59,201,937
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	1,284,100	24,629,038
Media - 1.4%
Interpublic Group of Companies, Inc.	894,000	21,035,820
Liberty Global PLC LiLAC Class A (a)	17	391
Twenty-First Century Fox, Inc. Class A	838,700	26,318,406
		47,354,617
Specialty Retail - 0.6%
GameStop Corp. Class A (b)	814,459	19,946,101

TOTAL CONSUMER DISCRETIONARY		266,943,945

CONSUMER STAPLES - 3.1%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	161,800	15,616,936
Food & Staples Retailing - 0.2%
Kroger Co.	244,700	8,310,012
Food Products - 2.4%
ConAgra Foods, Inc.	592,600	23,164,734
Lamb Weston Holdings, Inc.	471,933	17,631,417
Mead Johnson Nutrition Co. Class A	107,400	7,567,404
The J.M. Smucker Co.	221,700	30,117,945
		78,481,500

TOTAL CONSUMER STAPLES		102,408,448

ENERGY - 9.6%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,225,200	77,285,616
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	640,500	44,533,965
Apache Corp.	49,100	2,937,162
Cheniere Energy, Inc. (a)	108,700	5,179,555
Continental Resources, Inc. (a)	45,000	2,185,200
EQT Corp.	582,100	35,292,723
Marathon Petroleum Corp.	430,400	20,680,720
Newfield Exploration Co. (a)	840,400	33,683,232
Noble Energy, Inc.	398,400	15,840,384
PDC Energy, Inc. (a)	177,900	13,153,926
QEP Resources, Inc. (a)	1,589,200	27,715,648
Targa Resources Corp.	409,100	23,572,342
Teekay LNG Partners LP	599,217	10,905,749
Whiting Petroleum Corp. (a)	189,200	2,098,228
		237,778,834

TOTAL ENERGY		315,064,450

FINANCIALS - 19.2%
Banks - 4.1%
East West Bancorp, Inc.	812,600	41,800,144
PNC Financial Services Group, Inc.	135,015	16,263,907
Regions Financial Corp.	1,535,917	22,132,564
SunTrust Banks, Inc.	672,200	38,194,404
U.S. Bancorp	284,800	14,994,720
		133,385,739
Capital Markets - 1.4%
Northern Trust Corp.	215,700	17,894,472
The Blackstone Group LP	899,500	27,551,685
		45,446,157
Consumer Finance - 5.4%
Discover Financial Services	1,344,800	93,167,745
Synchrony Financial	2,379,800	85,244,436
		178,412,181
Diversified Financial Services - 0.3%
Voya Financial, Inc.	195,000	7,842,900
Insurance - 7.9%
Allied World Assurance Co. Holdings AG	203,300	10,801,329
Allstate Corp.	438,676	32,992,822
American Financial Group, Inc.	329,800	28,418,866
AmTrust Financial Services, Inc.	1,694,310	44,712,841
Brown & Brown, Inc.	65,000	2,738,450
Chubb Ltd.	360,329	47,379,660
FNF Group	2,441,000	86,313,760
Principal Financial Group, Inc.	139,300	7,952,637
		261,310,365
Mortgage Real Estate Investment Trusts - 0.1%
MFA Financial, Inc.	565,700	4,463,373

TOTAL FINANCIALS		630,860,715

HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	66,000	2,442,000
Zimmer Biomet Holdings, Inc.	349,500	41,356,335
		43,798,335
Health Care Providers & Services - 1.7%
Cigna Corp.	55,800	8,159,076
HCA Holdings, Inc. (a)	249,900	20,061,972
Laboratory Corp. of America Holdings (a)	147,800	19,836,238
Universal Health Services, Inc. Class B	60,600	6,825,378
		54,882,664
Pharmaceuticals - 1.8%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,776,800	59,398,424

TOTAL HEALTH CARE		158,079,423

INDUSTRIALS - 11.2%
Airlines - 1.1%
American Airlines Group, Inc.	564,400	24,974,700
JetBlue Airways Corp. (a)	534,200	10,475,662
		35,450,362
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	728,400	33,178,620
Stericycle, Inc. (a)	132,400	10,213,336
		43,391,956
Construction & Engineering - 0.4%
AECOM (a)	262,170	9,681,938
KBR, Inc.	322,300	5,482,323
		15,164,261
Electrical Equipment - 2.0%
AMETEK, Inc.	976,300	49,888,930
Fortive Corp.	149,250	8,255,018
Generac Holdings, Inc. (a)	197,600	7,955,376
		66,099,324
Machinery - 4.3%
Allison Transmission Holdings, Inc.	1,672,400	58,500,552
Ingersoll-Rand PLC	639,400	50,736,390
Stanley Black & Decker, Inc.	260,300	32,277,200
		141,514,142
Road & Rail - 0.3%
Genesee & Wyoming, Inc. Class A (a)	140,100	10,557,936
Trading Companies & Distributors - 1.8%
AerCap Holdings NV (a)	1,240,500	54,916,935
United Rentals, Inc. (a)	26,600	3,365,166
		58,282,101

TOTAL INDUSTRIALS		370,460,082

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	1,035,600	12,913,932
CommScope Holding Co., Inc. (a)	681,800	25,785,676
Harris Corp.	164,100	16,854,711
		55,554,319
Electronic Equipment & Components - 1.4%
Dell Technologies, Inc. (a)	413,024	26,016,382
TE Connectivity Ltd.	267,000	19,851,450
		45,867,832
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	188,500	12,929,215
IT Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	122,600	6,447,534
Fidelity National Information Services, Inc.	257,900	20,482,418
		26,929,952
Semiconductors & Semiconductor Equipment - 3.5%
Lam Research Corp.	299,700	34,423,542
Micron Technology, Inc. (a)	609,400	14,692,634
NXP Semiconductors NV (a)	290,600	28,435,210
ON Semiconductor Corp. (a)	1,802,900	24,014,628
Qorvo, Inc. (a)	108,400	6,960,364
Skyworks Solutions, Inc.	57,000	5,229,180
		113,755,558
Software - 0.6%
Check Point Software Technologies Ltd. (a)	206,800	20,425,636
Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp.	265,184	21,143,120

TOTAL INFORMATION TECHNOLOGY		296,605,632

MATERIALS - 7.1%
Chemicals - 3.5%
Celanese Corp. Class A	224,000	18,905,600
CF Industries Holdings, Inc.	492,100	17,366,209
Eastman Chemical Co.	245,800	19,049,500
LyondellBasell Industries NV Class A	453,200	42,269,964
The Chemours Co. LLC	699,100	18,470,222
		116,061,495
Construction Materials - 0.7%
Eagle Materials, Inc.	199,500	20,863,710
Vulcan Materials Co.	21,000	2,694,930
		23,558,640
Containers & Packaging - 1.9%
Graphic Packaging Holding Co.	2,209,100	27,635,841
WestRock Co.	636,300	33,952,968
		61,588,809
Metals & Mining - 1.0%
Franco-Nevada Corp.	289,516	18,831,611
Freeport-McMoRan, Inc. (a)	163,800	2,727,270
Steel Dynamics, Inc.	369,500	12,492,795
		34,051,676

TOTAL MATERIALS		235,260,620

REAL ESTATE - 12.7%
Equity Real Estate Investment Trusts (REITs) - 12.3%
American Tower Corp.	878,457	90,920,300
Brixmor Property Group, Inc.	385,000	9,290,050
Colony NorthStar, Inc.	757,844	10,549,188
Corporate Office Properties Trust (SBI)	402,400	12,804,368
EastGroup Properties, Inc.	185,500	13,127,835
Equity Lifestyle Properties, Inc.	223,200	16,503,408
Essex Property Trust, Inc.	213,400	47,865,620
Lamar Advertising Co. Class A (b)	282,600	21,341,952
Life Storage, Inc.	216,400	17,625,780
Mack-Cali Realty Corp.	2,522,800	70,688,856
Piedmont Office Realty Trust, Inc. Class A	670,300	14,558,916
Prologis, Inc.	819,200	40,017,920
Public Storage	83,600	17,974,000
Taubman Centers, Inc.	185,700	13,154,988
Ventas, Inc.	85,300	5,260,451
Welltower, Inc.	29,400	1,949,220
		403,632,852
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	433,900	13,173,204

TOTAL REAL ESTATE		416,806,056

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	496,700	29,533,782
UTILITIES - 10.5%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	610,600	39,115,036
Edison International	523,800	38,174,544
IDACORP, Inc.	389,800	31,191,796
NextEra Energy, Inc.	68,100	8,425,332
PPL Corp.	634,100	22,092,044
Xcel Energy, Inc.	883,700	36,514,484
		175,513,236
Gas Utilities - 0.5%
Atmos Energy Corp.	227,500	17,330,950
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	298,800	4,942,152
Multi-Utilities - 4.5%
Avangrid, Inc.	181,100	7,026,680
CenterPoint Energy, Inc.	533,100	13,972,551
CMS Energy Corp.	380,700	16,217,820
DTE Energy Co.	578,700	57,082,968
NiSource, Inc.	444,900	9,952,413
Public Service Enterprise Group, Inc.	69,400	3,070,950
Sempra Energy	399,700	40,925,283
		148,248,665

TOTAL UTILITIES		346,035,003

TOTAL COMMON STOCKS
(Cost $2,712,065,861)		3,168,058,156
	Principal Amount	Value

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Scorpio Tankers, Inc. 2.375% 7/1/19 (Cost $16,332,840)(c)	19,410,000	16,316,531
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.62% (d)	81,603,813	81,620,134
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	4,607,102	4,608,023
TOTAL MONEY MARKET FUNDS
(Cost $86,221,277)		86,228,157
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $2,814,619,978)		3,270,602,844
NET OTHER ASSETS (LIABILITIES) - 0.7%		24,092,208
NET ASSETS - 100%		$3,294,695,052

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,316,531 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$250,631
Fidelity Securities Lending Cash Central Fund	388,531
Total	$639,162

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$266,943,945	$266,943,945	$--	$--
Consumer Staples	102,408,448	102,408,448	--	--
Energy	315,064,450	315,064,450	--	--
Financials	630,860,715	630,860,715	--	--
Health Care	158,079,423	158,079,423	--	--
Industrials	370,460,082	370,460,082	--	--
Information Technology	296,605,632	296,605,632	--	--
Materials	235,260,620	235,260,620	--	--
Real Estate	416,806,056	416,806,056	--	--
Telecommunication Services	29,533,782	29,533,782	--	--
Utilities	346,035,003	346,035,003	--	--
Corporate Bonds	16,316,531	--	16,316,531	--
Money Market Funds	86,228,157	86,228,157	--	--
Total Investments in Securities:	$3,270,602,844	$3,254,286,313	$16,316,531	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.6%
Netherlands	3.9%
Israel	2.4%
Switzerland	2.3%
Ireland	1.5%
Liberia	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,543,543) — See accompanying schedule: Unaffiliated issuers (cost $2,728,398,701)	$3,184,374,687
Fidelity Central Funds (cost $86,221,277)	86,228,157
Total Investments (cost $2,814,619,978)		$3,270,602,844
Receivable for investments sold		42,699,022
Receivable for fund shares sold		4,952,827
Dividends receivable		878,461
Interest receivable		39,632
Distributions receivable from Fidelity Central Funds		42,694
Prepaid expenses		5,351
Other receivables		20,803
Total assets		3,319,241,634
Liabilities
Payable for investments purchased	$12,083,510
Payable for fund shares redeemed	5,714,819
Accrued management fee	1,284,897
Distribution and service plan fees payable	206,664
Other affiliated payables	587,684
Other payables and accrued expenses	73,608
Collateral on Securities Loaned	4,595,400
Total liabilities		24,546,582
Net Assets		$3,294,695,052
Net Assets consist of:
Paid in capital		$2,937,261,588
Distributions in excess of net investment income		(1,976,077)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,573,673)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		455,983,214
Net Assets		$3,294,695,052
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($299,123,730 ÷ 11,993,075 shares)		$24.94
Maximum offering price per share (100/94.25 of $24.94)		$26.46
Class T:
Net Asset Value and redemption price per share ($60,760,657 ÷ 2,445,967 shares)		$24.84
Maximum offering price per share (100/96.50 of $24.84)		$25.74
Class C:
Net Asset Value and offering price per share ($144,503,227 ÷ 5,966,634 shares)(a)		$24.22
Mid Cap Value:
Net Asset Value, offering price and redemption price per share ($2,426,358,528 ÷ 96,118,871 shares)		$25.24
Class I:
Net Asset Value, offering price and redemption price per share ($363,948,910 ÷ 14,526,346 shares)		$25.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$71,404,378
Interest		35,138
Income from Fidelity Central Funds		639,162
Total income		72,078,678
Expenses
Management fee
Basic fee	$17,529,296
Performance adjustment	(1,506,968)
Transfer agent fees	6,131,167
Distribution and service plan fees	2,398,907
Accounting and security lending fees	947,053
Custodian fees and expenses	71,809
Independent trustees' fees and expenses	13,758
Registration fees	160,887
Audit	65,056
Legal	10,590
Miscellaneous	28,602
Total expenses before reductions	25,850,157
Expense reductions	(172,522)	25,677,635
Net investment income (loss)		46,401,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,769,221)
Fidelity Central Funds	11,826
Foreign currency transactions	19,232
Total net realized gain (loss)		(11,738,163)
Change in net unrealized appreciation (depreciation) on: Investment securities	627,288,792
Assets and liabilities in foreign currencies	348
Total change in net unrealized appreciation (depreciation)		627,289,140
Net gain (loss)		615,550,977
Net increase (decrease) in net assets resulting from operations		$661,952,020

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,401,043	$53,620,473
Net realized gain (loss)	(11,738,163)	29,947,105
Change in net unrealized appreciation (depreciation)	627,289,140	(464,541,026)
Net increase (decrease) in net assets resulting from operations	661,952,020	(380,973,448)
Distributions to shareholders from net investment income	(41,087,101)	(48,238,328)
Distributions to shareholders from net realized gain	–	(123,721,000)
Total distributions	(41,087,101)	(171,959,328)
Share transactions - net increase (decrease)	(374,923,459)	475,831,325
Redemption fees	60,004	106,541
Total increase (decrease) in net assets	246,001,464	(76,994,910)
Net Assets
Beginning of period	3,048,693,588	3,125,688,498
End of period	$3,294,695,052	$3,048,693,588
Other Information
Distributions in excess of net investment income end of period	$(1,976,077)	$(2,952,557)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.52	$23.90	$21.78	$19.24	$15.87
Income from Investment Operations
Net investment income (loss)A	.29	.29	.24	.24	.20
Net realized and unrealized gain (loss)	4.40	(2.57)	3.45	4.29	3.38
Total from investment operations	4.69	(2.28)	3.69	4.53	3.58
Distributions from net investment income	(.27)	(.28)	(.17)	(.19)	(.21)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.27)	(1.10)	(1.57)	(1.99)B	(.21)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$24.94	$20.52	$23.90	$21.78	$19.24
Total ReturnD,E	22.87%	(9.83)%	17.32%	23.69%	22.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of fee waivers, if any	1.01%	1.14%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.00%	1.14%	1.15%	1.14%	1.12%
Net investment income (loss)	1.25%	1.21%	1.04%	1.11%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$299,124	$277,462	$171,263	$67,826	$24,436
Portfolio turnover rateH	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.46	$23.81	$21.70	$19.21	$15.84
Income from Investment Operations
Net investment income (loss)A	.22	.22	.17	.18	.15
Net realized and unrealized gain (loss)	4.38	(2.54)	3.44	4.27	3.38
Total from investment operations	4.60	(2.32)	3.61	4.45	3.53
Distributions from net investment income	(.22)	(.21)	(.10)	(.17)	(.16)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.22)	(1.03)	(1.50)	(1.96)	(.16)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$24.84	$20.46	$23.81	$21.70	$19.21
Total ReturnC,D	22.48%	(10.04)%	16.98%	23.32%	22.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of fee waivers, if any	1.29%	1.42%	1.44%	1.42%	1.42%
Expenses net of all reductions	1.29%	1.42%	1.44%	1.41%	1.38%
Net investment income (loss)	.96%	.93%	.74%	.84%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$60,761	$46,084	$40,752	$24,136	$8,358
Portfolio turnover rateG	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.95	$23.30	$21.31	$18.93	$15.65
Income from Investment Operations
Net investment income (loss)A	.11	.11	.07	.08	.07
Net realized and unrealized gain (loss)	4.27	(2.49)	3.37	4.20	3.32
Total from investment operations	4.38	(2.38)	3.44	4.28	3.39
Distributions from net investment income	(.11)	(.15)	(.06)	(.11)	(.11)
Distributions from net realized gain	–	(.81)	(1.39)	(1.79)	–
Total distributions	(.11)	(.97)B	(1.45)	(1.90)	(.11)
Redemption fees added to paid in capitalA,C	–	–	–	–	–
Net asset value, end of period	$24.22	$19.95	$23.30	$21.31	$18.93
Total ReturnD,E	21.97%	(10.52)%	16.48%	22.77%	21.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of fee waivers, if any	1.76%	1.89%	1.89%	1.89%	1.91%
Expenses net of all reductions	1.75%	1.88%	1.89%	1.89%	1.87%
Net investment income (loss)	.50%	.47%	.29%	.36%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$144,503	$130,636	$71,263	$25,177	$6,820
Portfolio turnover rateH	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.97 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.812 per share.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.76	$24.15	$21.96	$19.37	$15.97
Income from Investment Operations
Net investment income (loss)A	.35	.36	.32	.32	.25
Net realized and unrealized gain (loss)	4.46	(2.60)	3.49	4.31	3.41
Total from investment operations	4.81	(2.24)	3.81	4.63	3.66
Distributions from net investment income	(.33)	(.33)	(.22)	(.25)	(.26)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.33)	(1.15)	(1.62)	(2.04)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$25.24	$20.76	$24.15	$21.96	$19.37
Total ReturnC	23.19%	(9.58)%	17.75%	24.08%	23.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.86%	.83%	.80%	.85%
Expenses net of fee waivers, if any	.73%	.85%	.83%	.80%	.85%
Expenses net of all reductions	.72%	.85%	.83%	.80%	.81%
Net investment income (loss)	1.53%	1.50%	1.36%	1.45%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$2,426,359	$2,331,665	$2,691,765	$1,404,968	$638,425
Portfolio turnover rateF	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Value Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$20.61	$24.00	$21.84	$19.29	$15.91
Income from Investment Operations
Net investment income (loss)A	.35	.35	.32	.31	.24
Net realized and unrealized gain (loss)	4.43	(2.58)	3.47	4.28	3.40
Total from investment operations	4.78	(2.23)	3.79	4.59	3.64
Distributions from net investment income	(.34)	(.34)	(.23)	(.25)	(.26)
Distributions from net realized gain	–	(.82)	(1.40)	(1.79)	–
Total distributions	(.34)	(1.16)	(1.63)	(2.04)	(.26)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$25.05	$20.61	$24.00	$21.84	$19.29
Total ReturnC	23.19%	(9.60)%	17.75%	23.98%	23.05%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.87%	.85%	.85%	.89%
Expenses net of fee waivers, if any	.73%	.86%	.85%	.85%	.89%
Expenses net of all reductions	.73%	.86%	.85%	.85%	.85%
Net investment income (loss)	1.53%	1.49%	1.33%	1.40%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$363,949	$261,686	$148,390	$26,277	$7,875
Portfolio turnover rateF	83%	83%	69%	169%	180%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1– quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$499,146,063
Gross unrealized depreciation	(69,311,026)
Net unrealized appreciation (depreciation) on securities	$429,835,037
Tax Cost	$2,840,767,807

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(70,401,023)
Net unrealized appreciation (depreciation) on securities and other investments	$429,835,037

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(70,401,023)

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$41,087,101	$ 57,536,518
Long-term Capital Gains	–	114,422,810
Total	$41,087,101	$ 171,959,328

The fund intends to elect to defer to its next fiscal year $2,000,550 of ordinary losses recognized during the period January 1, 2017 to January 31, 2017.

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,611,613,443 and $3,004,755,924, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$731,756	$6,113
Class T	.25%	.25%	258,545	–
Class B	.75%	.25%	4,163	3,127
Class C	.75%	.25%	1,404,443	428,535
			$2,398,907	$437,775

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$111,187
Class T	14,983
Class B(a)	160
Class C(a)	30,275
$156,605

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$640,751.22
Class T	130,881.25
Class B	1,113.27
Class C	304,306.22
Mid Cap Value	4,449,318.19
Class I	604,798.19
	$6,131,167

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98,742 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388,531, including $12,851 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $142,888 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,404.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,230.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$3,240,040	$3,590,650
Class T	485,923	450,830
Class C	670,220	957,929
Mid Cap Value	31,956,186	38,962,949
Class I	4,734,732	4,275,970
Total	$41,087,101	$48,238,328
From net realized gain
Class A	$–	$9,802,091
Class T	–	1,753,515
Class B	–	54,117
Class C	–	4,641,645
Mid Cap Value	–	97,878,091
Class I	–	9,591,541
Total	$–	$123,721,000

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	4,061,771	9,081,738	$92,401,738	$218,832,696
Reinvestment of distributions	126,883	583,393	3,145,426	12,803,794
Shares redeemed	(5,714,824)	(3,310,982)	(130,944,178)	(76,794,668)
Net increase (decrease)	(1,526,170)	6,354,149	$(35,397,014)	$154,841,822
Class T
Shares sold	833,265	1,181,705	$19,150,838	$28,521,084
Reinvestment of distributions	19,366	98,288	478,331	2,163,028
Shares redeemed	(659,446)	(738,423)	(14,982,028)	(17,743,135)
Net increase (decrease)	193,185	541,570	$4,647,141	$12,940,977
Class B
Shares sold	2,126	10,778	$42,739	$261,816
Reinvestment of distributions	–	2,323	–	51,564
Shares redeemed	(59,169)	(51,733)	(1,292,132)	(1,224,693)
Net increase (decrease)	(57,043)	(38,632)	$(1,249,393)	$(911,313)
Class C
Shares sold	1,618,271	4,251,099	$35,957,291	$100,518,623
Reinvestment of distributions	26,040	239,960	627,560	5,124,148
Shares redeemed	(2,224,436)	(1,002,857)	(49,614,483)	(22,726,253)
Net increase (decrease)	(580,125)	3,488,202	$(13,029,632)	$82,916,518
Mid Cap Value
Shares sold	16,140,186	58,089,867	$372,060,966	$1,426,603,937
Reinvestment of distributions	1,217,324	5,832,007	30,530,476	130,161,634
Shares redeemed	(33,547,192)	(63,081,592)	(774,130,054)	(1,492,965,304)
Net increase (decrease)	(16,189,682)	840,282	$(371,538,612)	$63,800,267
Class I
Shares sold	7,909,760	11,498,838	$179,687,090	$278,387,809
Reinvestment of distributions	178,757	559,848	4,451,059	12,321,209
Shares redeemed	(6,257,939)	(5,547,072)	(142,494,098)	(128,465,964)
Net increase (decrease)	1,830,578	6,511,614	$41,644,051	$162,243,054

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Mid Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mid Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Mid Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	.97%
Actual		$1,000.00	$1,083.00	$5.08
Hypothetical-C		$1,000.00	$1,020.26	$4.93
Class T	1.25%
Actual		$1,000.00	$1,081.50	$6.54
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	1.72%
Actual		$1,000.00	$1,079.10	$8.99
Hypothetical-C		$1,000.00	$1,016.49	$8.72
Mid Cap Value	.68%
Actual		$1,000.00	$1,084.60	$3.56
Hypothetical-C		$1,000.00	$1,021.72	$3.46
Class I	.69%
Actual		$1,000.00	$1,084.50	$3.62
Hypothetical-C		$1,000.00	$1,021.67	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Mid Cap Value, Class A, Class T, Class C and Class I designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Mid Cap Value, Class A, Class T, Class C and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCV-ANN-0317
1.900180.107

Fidelity Advisor® Stock Selector Large Cap Value Fund -

Class A, Class T, Class C and Class I

Annual Report

January 31, 2017

Class A, Class T, Class C and Class I are classes of Fidelity® Stock Selector Large Cap Value Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	15.44%	11.69%	3.36%
Class T (incl. 3.50% sales charge)	17.77%	11.87%	3.29%
Class C (incl. contingent deferred sales charge)	20.43%	12.11%	3.18%
Class I	22.72%	13.29%	4.25%

 Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Stock Selector Large Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Stock Selector Large Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 13, 2007. Returns prior to February 13, 2007, are those of Fidelity® Stock Selector Large Cap Value Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to February 13, 2007, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on February 13, 2007. Returns prior to February 13, 2007 are those of Fidelity® Stock Selector Large Cap Value Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Large Cap Value Fund - Class A on January 31, 2007, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$13,917	Fidelity Advisor® Stock Selector Large Cap Value Fund - Class A
$17,348	Russell 1000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.'s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump's surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect of rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecom services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund's share classes (excluding sales charges, if applicable) underperformed the 24.62% result of the benchmark Russell 1000® Value Index. Versus the benchmark, the fund’s average cash position of 4% was by far the biggest drag on performance. Security and sector selection were modest contributors overall, driven by picks in technology. Conversely, picks in materials, health care and financials hurt. The fund’s two biggest relative detractors were major index components Bank of America (+63%), which we did not own, and JPMorgan Chase (+46%), an underweighting in the fund. Shares of both banking giants surged as investors expected higher interest rates to boost bank profits, among other factors. Within health care, our non-benchmark stakes in Ireland-based Jazz Pharmaceuticals and Allergan were hurt by market fear about generic-drug price deflation and uncertainty regarding future health care legislation. Allergan also was hurt by a failed merger attempt with industry giant Pfizer. Conversely, the fund’s top individual contributor was our holdings in rail operator CSX, the value of which doubled this period. It also helped to avoid integrated oil giant Exxon Mobil (+12%), a large index member that underperformed the strong gain of the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 17, 2016, John Sheehy joined Steve Barwikowski as Co-Portfolio Manager of the fund's information technology and telecommunication services sleeves, and on January 3, 2017, assumed sole management responsibilities.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	5.6	4.5
Wells Fargo & Co.	3.8	2.6
Chevron Corp.	3.0	2.7
Procter & Gamble Co.	2.8	3.2
Suncor Energy, Inc.	2.5	2.2
ConocoPhillips Co.	2.5	1.6
Chubb Ltd.	2.4	1.8
Johnson & Johnson	2.4	2.8
AT&T, Inc.	2.2	2.4
Cisco Systems, Inc.	2.1	1.3
	29.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.3
Energy	13.7	12.9
Health Care	10.2	11.0
Information Technology	9.4	9.4
Industrials	8.8	8.3

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 10.8%

As of July 31, 2016*
Stocks and Equity Futures	95.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 9.8%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Delphi Automotive PLC	59,500	$4,168,570
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	148,833	5,503,844
Household Durables - 0.7%
Whirlpool Corp.	32,530	5,689,172
Internet & Direct Marketing Retail - 0.5%
Liberty Interactive Corp. QVC Group Series A (a)	181,414	3,479,521
Leisure Products - 0.2%
Mattel, Inc.	65,600	1,719,376
Media - 2.1%
Charter Communications, Inc. Class A (a)	6,455	2,091,097
Liberty Broadband Corp. Class C (a)	54,787	4,675,523
Time Warner, Inc.	20,677	2,002,567
Twenty-First Century Fox, Inc. Class A	225,700	7,082,466
		15,851,653
Multiline Retail - 0.8%
Target Corp.	93,134	6,005,280

TOTAL CONSUMER DISCRETIONARY		42,417,416

CONSUMER STAPLES - 8.2%
Food & Staples Retailing - 1.9%
Kroger Co.	77,100	2,618,316
Wal-Mart Stores, Inc.	40,345	2,692,625
Walgreens Boots Alliance, Inc.	111,840	9,164,170
		14,475,111
Food Products - 2.4%
Mondelez International, Inc.	99,100	4,388,148
The J.M. Smucker Co.	51,642	7,015,566
The Kraft Heinz Co.	73,500	6,562,815
		17,966,529
Household Products - 2.8%
Procter & Gamble Co.	248,280	21,749,328
Personal Products - 0.3%
Coty, Inc. Class A	135,200	2,595,840
Tobacco - 0.8%
Philip Morris International, Inc.	65,000	6,248,450

TOTAL CONSUMER STAPLES		63,035,258

ENERGY - 13.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	173,000	10,912,840
Dril-Quip, Inc. (a)	77,600	4,826,720
		15,739,560
Oil, Gas & Consumable Fuels - 11.7%
Cabot Oil & Gas Corp.	139,100	2,987,868
Cenovus Energy, Inc.	545,700	7,447,940
Chevron Corp.	207,000	23,049,450
ConocoPhillips Co.	386,700	18,855,492
Diamondback Energy, Inc. (a)	74,200	7,803,614
Phillips 66 Co.	124,700	10,178,014
Suncor Energy, Inc.	619,000	19,199,109
		89,521,487

TOTAL ENERGY		105,261,047

FINANCIALS - 27.6%
Banks - 10.4%
CIT Group, Inc.	147,000	6,054,930
Comerica, Inc.	33,500	2,262,255
First Citizen Bancshares, Inc.	14,700	5,391,078
First Citizen Bancshares, Inc. Class A (a)	10,000	3,667,400
JPMorgan Chase & Co.	111,800	9,461,634
PNC Financial Services Group, Inc.	60,700	7,311,922
Popular, Inc.	98,280	4,366,580
U.S. Bancorp	223,300	11,756,745
Wells Fargo & Co.	520,800	29,336,664
		79,609,208
Capital Markets - 3.6%
Fortress Investment Group LLC	523,300	2,935,713
Franklin Resources, Inc.	78,000	3,099,720
Goldman Sachs Group, Inc.	68,600	15,731,352
Interactive Brokers Group, Inc.	150,800	5,630,872
		27,397,657
Consumer Finance - 1.0%
Discover Financial Services	111,000	7,690,080
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class B (a)	263,457	43,243,831
Insurance - 6.3%
AFLAC, Inc.	119,450	8,360,306
AMBAC Financial Group, Inc. (a)	180,000	3,765,600
Chubb Ltd.	139,400	18,329,706
Kansas City Life Insurance Co.	50,604	2,327,784
National Western Life Group, Inc.	8,350	2,447,803
Torchmark Corp.	104,725	7,701,477
Universal Insurance Holdings, Inc. (b)	212,500	5,556,875
		48,489,551
Thrifts & Mortgage Finance - 0.7%
Meridian Bancorp, Inc. Maryland	284,164	5,356,491

TOTAL FINANCIALS		211,786,818

HEALTH CARE - 10.2%
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	151,839	6,342,315
Medtronic PLC	119,420	9,078,308
Zimmer Biomet Holdings, Inc.	18,382	2,175,142
		17,595,765
Health Care Providers & Services - 1.0%
Aetna, Inc.	21,115	2,504,450
Anthem, Inc.	15,837	2,441,115
Cigna Corp.	14,632	2,139,491
Humana, Inc.	2,900	575,650
		7,660,706
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	19,870	3,027,989
Pharmaceuticals - 6.5%
Allergan PLC	14,040	3,073,216
Jazz Pharmaceuticals PLC (a)	47,627	5,806,684
Johnson & Johnson	161,802	18,324,077
Merck & Co., Inc.	189,359	11,738,364
Mylan N.V. (a)	25,800	981,690
Pfizer, Inc.	308,771	9,797,304
		49,721,335

TOTAL HEALTH CARE		78,005,795

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	154,410	2,796,365
Raytheon Co.	18,150	2,616,504
United Technologies Corp.	38,370	4,208,038
		9,620,907
Airlines - 1.0%
American Airlines Group, Inc.	165,580	7,326,915
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	20,600	1,589,084
Construction & Engineering - 1.3%
AECOM (a)	277,870	10,261,739
Electrical Equipment - 1.0%
AMETEK, Inc.	75,980	3,882,578
Fortive Corp.	70,160	3,880,550
		7,763,128
Industrial Conglomerates - 1.9%
General Electric Co.	486,480	14,448,456
Machinery - 0.9%
Deere & Co.	38,270	4,096,804
Flowserve Corp.	64,940	3,192,450
		7,289,254
Road & Rail - 1.2%
CSX Corp.	183,660	8,519,987
Union Pacific Corp.	7,250	772,705
		9,292,692

TOTAL INDUSTRIALS		67,592,175

INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 2.1%
Cisco Systems, Inc.	512,700	15,750,144
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	105,800	6,664,342
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	3,900	3,198,741
IT Services - 1.5%
Amdocs Ltd.	110,650	6,496,262
Cognizant Technology Solutions Corp. Class A (a)	33,000	1,735,470
CoreLogic, Inc. (a)	48,800	1,721,176
Total System Services, Inc.	35,500	1,799,140
		11,752,048
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	140,600	7,512,258
Software - 1.8%
Oracle Corp.	229,800	9,217,278
SS&C Technologies Holdings, Inc.	146,600	4,710,258
		13,927,536
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	82,100	9,962,835
HP, Inc.	226,000	3,401,300
		13,364,135

TOTAL INFORMATION TECHNOLOGY		72,169,204

MATERIALS - 3.0%
Chemicals - 2.3%
E.I. du Pont de Nemours & Co.	105,000	7,927,500
Eastman Chemical Co.	52,300	4,053,250
LyondellBasell Industries NV Class A	32,200	3,003,294
Westlake Chemical Corp.	40,600	2,513,546
		17,497,590
Containers & Packaging - 0.4%
Ball Corp.	37,800	2,882,628
Metals & Mining - 0.3%
Compass Minerals International, Inc. (b)	33,300	2,783,880

TOTAL MATERIALS		23,164,098

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	5,000	517,500
Colony NorthStar, Inc.	253,944	3,534,900
		4,052,400
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co. (b)	54,350	2,989,250
Jones Lang LaSalle, Inc.	10,000	1,030,300
Kennedy-Wilson Holdings, Inc. (a)	240,000	4,908,000
		8,927,550

TOTAL REAL ESTATE		12,979,950

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	402,400	16,965,184
SBA Communications Corp. Class A (a)	27,900	2,936,754
Verizon Communications, Inc.	170,900	8,375,809
		28,277,747
UTILITIES - 6.0%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	85,700	5,489,942
Edison International	71,200	5,189,056
NextEra Energy, Inc.	59,510	7,362,577
OGE Energy Corp.	100,600	3,374,124
PG&E Corp.	86,500	5,353,485
Xcel Energy, Inc.	114,400	4,727,008
		31,496,192
Multi-Utilities - 1.9%
CMS Energy Corp.	89,900	3,829,740
DTE Energy Co.	49,000	4,833,360
Sempra Energy	59,450	6,087,086
		14,750,186

TOTAL UTILITIES		46,246,378

TOTAL COMMON STOCKS
(Cost $672,008,470)		750,935,886

Nonconvertible Preferred Stocks - 0.8%
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75%
(Cost $5,109,713)	225,866	5,709,892
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.53% 2/2/17 to 3/23/17
(Cost $619,683)	620,000	619,710
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 0.62% (c)	18,951,709	$18,955,499
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	4,772,188	4,773,142
TOTAL MONEY MARKET FUNDS
(Cost $23,730,536)		23,728,641
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $701,468,402)		780,994,129
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(13,439,299)
NET ASSETS - 100%		$767,554,830

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$158,483
Fidelity Securities Lending Cash Central Fund	94,253
Total	$252,736

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,417,416	$42,417,416	$--	$--
Consumer Staples	63,035,258	63,035,258	--	--
Energy	105,261,047	105,261,047	--	--
Financials	211,786,818	211,786,818	--	--
Health Care	78,005,795	78,005,795	--	--
Industrials	67,592,175	67,592,175	--	--
Information Technology	72,169,204	72,169,204	--	--
Materials	23,164,098	23,164,098	--	--
Real Estate	18,689,842	18,689,842	--	--
Telecommunication Services	28,277,747	28,277,747	--	--
Utilities	46,246,378	46,246,378	--	--
U.S. Government and Government Agency Obligations	619,710	--	619,710	--
Money Market Funds	23,728,641	23,728,641	--	--
Total Investments in Securities:	$780,994,129	$780,374,419	$619,710	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Canada	3.5%
Switzerland	2.4%
Ireland	2.4%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $4,648,758) — See accompanying schedule: Unaffiliated issuers (cost $677,737,866)	$757,265,488
Fidelity Central Funds (cost $23,730,536)	23,728,641
Total Investments (cost $701,468,402)		$780,994,129
Receivable for investments sold		2,099,279
Receivable for fund shares sold		294,269
Dividends receivable		624,039
Distributions receivable from Fidelity Central Funds		17,869
Prepaid expenses		1,257
Other receivables		3,128
Total assets		784,033,970
Liabilities
Payable to custodian bank	$4,865,723
Payable for investments purchased	2,760,926
Payable for fund shares redeemed	3,528,886
Accrued management fee	324,371
Distribution and service plan fees payable	19,930
Other affiliated payables	144,436
Other payables and accrued expenses	62,814
Collateral on Securities Loaned	4,772,054
Total liabilities		16,479,140
Net Assets		$767,554,830
Net Assets consist of:
Paid in capital		$831,359,178
Undistributed net investment income		194,495
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(143,524,843)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,526,000
Net Assets		$767,554,830
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,054,382 ÷ 1,667,024 shares)		$18.63
Maximum offering price per share (100/94.25 of $18.63)		$19.77
Class T:
Net Asset Value and redemption price per share ($10,703,530 ÷ 575,057 shares)		$18.61
Maximum offering price per share (100/96.50 of $18.61)		$19.28
Class C:
Net Asset Value and offering price per share ($10,801,697 ÷ 591,969 shares)(a)		$18.25
Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($703,722,459 ÷ 37,509,844 shares)		$18.76
Class I:
Net Asset Value, offering price and redemption price per share ($11,272,762 ÷ 603,955 shares)		$18.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$15,883,029
Interest		1,430
Income from Fidelity Central Funds		252,736
Total income		16,137,195
Expenses
Management fee
Basic fee	$4,130,330
Performance adjustment	(211,440)
Transfer agent fees	1,422,815
Distribution and service plan fees	222,071
Accounting and security lending fees	266,016
Custodian fees and expenses	34,951
Independent trustees' fees and expenses	3,213
Registration fees	89,813
Audit	65,534
Legal	6,596
Miscellaneous	6,643
Total expenses before reductions	6,036,542
Expense reductions	(28,101)	6,008,441
Net investment income (loss)		10,128,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,588,080
Fidelity Central Funds	10,323
Foreign currency transactions	8,168
Futures contracts	2,161,166
Total net realized gain (loss)		17,767,737
Change in net unrealized appreciation (depreciation) on: Investment securities	125,509,336
Assets and liabilities in foreign currencies	944
Futures contracts	(192,091)
Total change in net unrealized appreciation (depreciation)		125,318,189
Net gain (loss)		143,085,926
Net increase (decrease) in net assets resulting from operations		$153,214,680

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,128,754	$8,985,831
Net realized gain (loss)	17,767,737	73,907,820
Change in net unrealized appreciation (depreciation)	125,318,189	(115,833,041)
Net increase (decrease) in net assets resulting from operations	153,214,680	(32,939,390)
Distributions to shareholders from net investment income	(9,868,427)	(9,078,643)
Share transactions - net increase (decrease)	(69,523,371)	(83,813,071)
Total increase (decrease) in net assets	73,822,882	(125,831,104)
Net Assets
Beginning of period	693,731,948	819,563,052
End of period	$767,554,830	$693,731,948
Other Information
Undistributed net investment income end of period	$194,495	$–
Distributions in excess of net investment income end of period	$–	$(34,636)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class A

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$16.41	$14.72	$12.43	$10.71
Income from Investment Operations
Net investment income (loss)A	.19	.15	.15	.13	.20
Net realized and unrealized gain (loss)	3.27	(1.03)	1.65	2.35	1.73
Total from investment operations	3.46	(.88)	1.80	2.48	1.93
Distributions from net investment income	(.20)	(.16)	(.11)	(.15)	(.21)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.20)	(.16)	(.11)	(.19)B	(.21)
Net asset value, end of period	$18.63	$15.37	$16.41	$14.72	$12.43
Total ReturnC,D	22.48%	(5.40)%	12.25%	20.01%	18.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of fee waivers, if any	1.05%	1.10%	1.07%	1.00%	.87%
Expenses net of all reductions	1.05%	1.09%	1.07%	1.00%	.85%
Net investment income (loss)	1.10%	.90%	.94%	.95%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$31,054	$24,201	$26,536	$21,266	$18,234
Portfolio turnover rateG	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class T

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.36	$16.40	$14.71	$12.44	$10.72
Income from Investment Operations
Net investment income (loss)A	.13	.10	.10	.09	.17
Net realized and unrealized gain (loss)	3.26	(1.03)	1.66	2.34	1.73
Total from investment operations	3.39	(.93)	1.76	2.43	1.90
Distributions from net investment income	(.14)	(.11)	(.07)	(.11)	(.18)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.14)	(.11)	(.07)	(.16)	(.18)
Net asset value, end of period	$18.61	$15.36	$16.40	$14.71	$12.44
Total ReturnB,C	22.04%	(5.71)%	11.95%	19.54%	17.88%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of fee waivers, if any	1.39%	1.42%	1.39%	1.32%	1.14%
Expenses net of all reductions	1.39%	1.41%	1.39%	1.31%	1.12%
Net investment income (loss)	.76%	.58%	.62%	.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$10,704	$9,515	$10,469	$8,244	$6,544
Portfolio turnover rateF	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class C

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$16.18	$14.53	$12.30	$10.61
Income from Investment Operations
Net investment income (loss)A	.05	.01	.02	.02	.11
Net realized and unrealized gain (loss)	3.18	(1.00)	1.63	2.31	1.72
Total from investment operations	3.23	(.99)	1.65	2.33	1.83
Distributions from net investment income	(.07)	(.10)	–	(.05)	(.14)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.07)	(.10)	–	(.10)	(.14)
Net asset value, end of period	$18.25	$15.09	$16.18	$14.53	$12.30
Total ReturnB,C	21.43%	(6.13)%	11.36%	18.94%	17.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.88%	1.93%	1.89%	1.81%	1.63%
Expenses net of fee waivers, if any	1.88%	1.93%	1.89%	1.80%	1.63%
Expenses net of all reductions	1.87%	1.93%	1.89%	1.80%	1.61%
Net investment income (loss)	.27%	.07%	.12%	.14%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$10,802	$8,956	$10,118	$7,789	$5,839
Portfolio turnover rateF	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.47	$16.51	$14.81	$12.51	$10.77
Income from Investment Operations
Net investment income (loss)A	.24	.20	.20	.17	.23
Net realized and unrealized gain (loss)	3.29	(1.03)	1.66	2.37	1.75
Total from investment operations	3.53	(.83)	1.86	2.54	1.98
Distributions from net investment income	(.24)	(.21)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.24)	(.21)	(.16)	(.24)	(.24)
Net asset value, end of period	$18.76	$15.47	$16.51	$14.81	$12.51
Total ReturnB	22.82%	(5.10)%	12.54%	20.31%	18.55%
Ratios to Average Net AssetsC,D
Expenses before reductions	.77%	.81%	.78%	.72%	.57%
Expenses net of fee waivers, if any	.77%	.81%	.78%	.72%	.57%
Expenses net of all reductions	.76%	.80%	.78%	.71%	.55%
Net investment income (loss)	1.38%	1.19%	1.23%	1.23%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$703,722	$644,182	$761,542	$518,206	$465,702
Portfolio turnover rateE	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Stock Selector Large Cap Value Fund Class I

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.40	$16.44	$14.74	$12.46	$10.74
Income from Investment Operations
Net investment income (loss)A	.23	.20	.20	.17	.23
Net realized and unrealized gain (loss)	3.27	(1.04)	1.66	2.35	1.73
Total from investment operations	3.50	(.84)	1.86	2.52	1.96
Distributions from net investment income	(.24)	(.20)	(.16)	(.19)	(.24)
Distributions from net realized gain	–	–	–	(.05)	–
Total distributions	(.24)	(.20)	(.16)	(.24)	(.24)
Net asset value, end of period	$18.66	$15.40	$16.44	$14.74	$12.46
Total ReturnB	22.72%	(5.14)%	12.58%	20.25%	18.42%
Ratios to Average Net AssetsC,D
Expenses before reductions	.84%	.82%	.81%	.73%	.61%
Expenses net of fee waivers, if any	.84%	.82%	.81%	.73%	.61%
Expenses net of all reductions	.84%	.81%	.81%	.73%	.58%
Net investment income (loss)	1.30%	1.18%	1.20%	1.22%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$11,273	$6,164	$9,544	$3,881	$1,995
Portfolio turnover rateE	51%	67%	60%	64%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period February 1, 2016 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, futures contracts, foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$101,933,741
Gross unrealized depreciation	(27,071,614)
Net unrealized appreciation (depreciation) on securities	$74,862,127
Tax Cost	$706,132,002

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$194,206
Capital loss carryforward	$(138,860,952)
Net unrealized appreciation (depreciation) on securities and other investments	$74,862,400

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(138,860,952)

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$9,868,427	$ 9,078,643

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $2,161,166 and a change in net unrealized appreciation (depreciation) of $(192,091) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $369,092,321 and $411,698,454, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$68,974	$671
Class T	.25%	.25%	52,536	–
Class B	.75%	.25%	2,497	1,873
Class C	.75%	.25%	98,064	13,416
			$222,071	$15,960

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,712
Class T	2,269
Class B(a)	16
Class C(a)	2,517
$18,514

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$59,828.22
Class T	32,302.31
Class B	638.26
Class C	29,122.30
Stock Selector Large Cap Value	1,279,802.18
Class I	21,123.26
	$1,422,815

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,141 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,267 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,253, including $9,201 from securities loaned to FCM. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,851 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,250.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Class A	$311,950	$247,938
Class T	78,380	66,187
Class C	43,306	100,122
Stock Selector Large Cap Value	9,290,473	8,576,233
Class I	144,318	88,163
Total	$9,868,427	$9,078,643

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Class A
Shares sold	569,952	331,048	$9,932,134	$5,512,197
Reinvestment of distributions	15,663	14,824	292,587	235,407
Shares redeemed	(492,854)	(389,058)	(8,537,525)	(6,510,850)
Net increase (decrease)	92,761	(43,186)	$1,687,196	$(763,246)
Class T
Shares sold	126,680	98,719	$2,167,151	$1,650,938
Reinvestment of distributions	4,151	4,138	77,494	65,711
Shares redeemed	(175,085)	(122,073)	(3,030,158)	(2,032,878)
Net increase (decrease)	(44,254)	(19,216)	$(785,513)	$(316,229)
Class B
Shares sold	1,059	–	$17,571	$2
Shares redeemed	(47,495)	(36,212)	(785,079)	(608,112)
Net increase (decrease)	(46,436)	(36,212)	$(767,508)	$(608,110)
Class C
Shares sold	170,423	627,414	$2,904,730	$10,101,962
Reinvestment of distributions	2,230	6,075	40,853	94,778
Shares redeemed	(174,329)	(665,157)	(2,952,260)	(10,105,437)
Net increase (decrease)	(1,676)	(31,668)	$(6,677)	$91,303
Stock Selector Large Cap Value
Shares sold	6,066,305	8,102,341	$105,307,511	$135,383,965
Reinvestment of distributions	481,523	523,476	9,052,639	8,373,276
Shares redeemed	(10,670,867)	(13,116,688)	(187,755,649)	(222,880,353)
Net increase (decrease)	(4,123,039)	(4,490,871)	$(73,395,499)	$(79,123,112)
Class I
Shares sold	520,730	142,790	$9,225,865	$2,313,025
Reinvestment of distributions	2,892	5,311	54,106	84,600
Shares redeemed	(319,842)	(328,617)	(5,535,341)	(5,491,302)
Net increase (decrease)	203,780	(180,516)	$3,744,630	$(3,093,677)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Stock Selector Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Stock Selector Large Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Stock Selector Large Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.02%
Actual		$1,000.00	$1,077.00	$5.33
Hypothetical-C		$1,000.00	$1,020.01	$5.18
Class T	1.36%
Actual		$1,000.00	$1,074.90	$7.09
Hypothetical-C		$1,000.00	$1,018.30	$6.90
Class C	1.87%
Actual		$1,000.00	$1,072.80	$9.74
Hypothetical-C		$1,000.00	$1,015.74	$9.48
Stock Selector Large Cap Value	.74%
Actual		$1,000.00	$1,078.30	$3.87
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class I	.87%
Actual		$1,000.00	$1,077.50	$4.54
Hypothetical-C		$1,000.00	$1,020.76	$4.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Class A, Class T, Class C, Stock Selector Large Cap Value, and Class I designate 100% of the dividends distributed in December 2016 during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class T, Class C, Stock Selector Large Cap Value, and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

ALCV-ANN-0317
1.838396.107

Fidelity® Series All-Sector Equity Fund
Fidelity® Series All-Sector Equity Fund
Class F

Fidelity® Series Equity-Income Fund
Fidelity® Series Equity-Income Fund
Class F

Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Class F

Annual Report

January 31, 2017

Contents

Fidelity® Series All-Sector Equity Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Series Equity-Income Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Series Stock Selector Large Cap Value Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Auditors
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series All-Sector Equity Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series All-Sector Equity Fund	21.03%	13.69%	13.17%
Class F	21.11%	13.87%	13.36%

 A From October 17, 2008

 The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Series All-Sector Equity Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series All-Sector Equity Fund, a class of the fund, on October 17, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Index performed over the same period.

Period Ending Values
$27,917	Fidelity® Series All-Sector Equity Fund
$29,620	Russell 1000® Index

Fidelity® Series All-Sector Equity Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes gained roughly 21%, slightly better than the 20.81% return of the benchmark Russell 1000® Index. Versus the benchmark, stock picking in the information technology and financials sectors helped most. Technology was home to the fund’s largest contributor, Autodesk, which makes design software for engineering and architectural firms. The stock rallied as the company’s decision to transition its business to a subscription model gained traction in the second half of 2016. Autodesk was among the fund’s largest holdings. Qorvo, another contributor we overweighted, epitomized the strong semiconductor group this period. Larger-than-benchmark exposure to credit-card issuer Capital One Financial was timely, as this stock was one of many in the financials sector that was lifted by Donald Trump’s victory in the U.S. presidential election. Conversely, stock selection in health care and consumer discretionary worked against relative results. Overweighting L Brands detracted. The parent of intimate-apparel retailer Victoria’s Secret was hurt by brand repositioning and management’s decision to restructure. Lastly, it hurt to overweight weak-performing pharmaceutical company Allergan. A number of factors weighed on the Irish firm, including earnings dilution related to the sale of its generics business.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series All-Sector Equity Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	2.9
Alphabet, Inc. Class C	2.6	3.0
Autodesk, Inc.	2.6	1.6
Microsoft Corp.	2.0	1.1
Capital One Financial Corp.	2.0	1.8
Amazon.com, Inc.	1.9	2.0
Philip Morris International, Inc.	1.9	2.0
Bank of America Corp.	1.6	1.0
Facebook, Inc. Class A	1.5	1.5
The Walt Disney Co.	1.4	1.2
	20.9

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.5	18.6
Financials	14.3	16.8
Health Care	12.4	14.1
Consumer Discretionary	11.8	12.2
Industrials	10.1	9.6

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks and Equity Futures	97.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 4.2%

As of July 31, 2016 *
Stocks and Equity Futures	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 5.4%

Fidelity® Series All-Sector Equity Fund

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Distributors - 0.2%
LKQ Corp. (a)	318,388	$10,159,761
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	125,700	9,211,296
Hilton Grand Vacations, Inc. (a)	147,444	4,324,533
Hilton Worldwide Holdings, Inc.	349,081	20,100,084
Starbucks Corp.	284,638	15,717,710
U.S. Foods Holding Corp.	100,000	2,720,000
		52,073,623
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	139,180	114,611,946
Liberty Interactive Corp. QVC Group Series A (a)	744,800	14,285,264
		128,897,210
Leisure Products - 0.2%
Mattel, Inc.	542,300	14,213,683
Media - 3.4%
Charter Communications, Inc. Class A (a)	187,469	60,730,583
Comcast Corp. Class A	275,274	20,761,165
Interpublic Group of Companies, Inc.	588,000	13,835,640
The Walt Disney Co.	753,817	83,409,851
Time Warner, Inc.	233,637	22,627,743
		201,364,982
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	485,960	37,511,252
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	37,861	6,218,291
AutoZone, Inc. (a)	1,505	1,091,095
Home Depot, Inc.	586,979	80,756,571
L Brands, Inc.	599,273	36,082,227
Ross Stores, Inc.	320,324	21,176,620
TJX Companies, Inc.	389,898	29,211,158
		174,535,962
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	1,062,784	56,221,274
VF Corp.	545,594	28,087,179
		84,308,453

TOTAL CONSUMER DISCRETIONARY		703,064,926

CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	151,804	22,734,167
Monster Beverage Corp. (a)	433,398	18,462,755
The Coca-Cola Co.	1,440,354	59,875,516
		101,072,438
Food & Staples Retailing - 1.6%
CVS Health Corp.	622,981	49,097,133
Kroger Co.	980,500	33,297,780
Walgreens Boots Alliance, Inc.	143,329	11,744,378
		94,139,291
Food Products - 0.8%
Bunge Ltd.	170,200	11,779,542
Mead Johnson Nutrition Co. Class A	220,609	15,544,110
The Hain Celestial Group, Inc. (a)	150,000	5,934,000
TreeHouse Foods, Inc. (a)	155,000	11,761,400
		45,019,052
Household Products - 0.6%
Colgate-Palmolive Co.	531,607	34,331,180
Personal Products - 0.7%
Coty, Inc. Class A	736,371	14,138,323
Estee Lauder Companies, Inc. Class A	361,900	29,389,899
		43,528,222
Tobacco - 3.0%
Altria Group, Inc.	886,030	63,067,615
Philip Morris International, Inc.	1,168,498	112,327,713
Reynolds American, Inc.	97,000	5,832,610
		181,227,938

TOTAL CONSUMER STAPLES		499,318,121

ENERGY - 6.8%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	376,200	23,730,696
Halliburton Co.	74,740	4,228,042
Oceaneering International, Inc.	228,500	6,363,725
Schlumberger Ltd.	566,200	47,396,602
		81,719,065
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	449,181	31,231,555
Cabot Oil & Gas Corp.	323,200	6,942,336
Chevron Corp.	454,329	50,589,534
Cimarex Energy Co.	99,393	13,438,928
Cobalt International Energy, Inc. (a)	739,600	725,400
ConocoPhillips Co.	589,600	28,748,896
Devon Energy Corp.	345,800	15,747,732
EOG Resources, Inc.	364,700	37,046,226
Exxon Mobil Corp.	572,424	48,020,649
Newfield Exploration Co. (a)	292,300	11,715,384
Parsley Energy, Inc. Class A (a)	325,800	11,474,676
Phillips 66 Co.	280,000	22,853,600
Pioneer Natural Resources Co.	118,700	21,393,301
Rice Energy, Inc. (a)	274,600	5,445,318
SM Energy Co.	342,300	10,443,573
The Williams Companies, Inc.	322,000	9,286,480
		325,103,588

TOTAL ENERGY		406,822,653

FINANCIALS - 14.3%
Banks - 5.3%
Bank of America Corp.	4,211,987	95,359,386
Citigroup, Inc.	1,072,584	59,882,365
Huntington Bancshares, Inc.	3,343,457	45,236,973
JPMorgan Chase & Co.	313,900	26,565,357
M&T Bank Corp.	120,200	19,540,914
PNC Financial Services Group, Inc.	159,000	19,153,140
Synovus Financial Corp.	120,051	5,003,726
U.S. Bancorp	875,078	46,072,857
		316,814,718
Capital Markets - 2.4%
BlackRock, Inc. Class A	99,918	37,367,334
CBOE Holdings, Inc.	123,000	9,793,260
CME Group, Inc.	144,700	17,520,276
E*TRADE Financial Corp. (a)	388,652	14,555,017
Goldman Sachs Group, Inc.	141,200	32,379,984
IntercontinentalExchange, Inc.	388,700	22,684,532
Legg Mason, Inc.	151,800	4,810,542
Northern Trust Corp.	62,600	5,193,296
		144,304,241
Consumer Finance - 2.7%
Capital One Financial Corp.	1,360,105	118,859,576
SLM Corp. (a)	2,274,746	27,023,982
Synchrony Financial	322,300	11,544,786
		157,428,344
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.:
Class A (a)	124	30,501,563
Class B (a)	214,203	35,159,280
		65,660,843
Insurance - 2.8%
American International Group, Inc.	751,700	48,304,242
Chubb Ltd.	287,054	37,744,730
Marsh & McLennan Companies, Inc.	592,200	40,281,444
The Travelers Companies, Inc.	197,800	23,296,884
Unum Group	373,400	16,963,562
		166,590,862
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	523	24,999

TOTAL FINANCIALS		850,824,007

HEALTH CARE - 12.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	244,700	31,977,396
Amgen, Inc.	422,265	66,160,480
Biogen, Inc. (a)(b)	119,124	33,025,938
Celgene Corp. (a)	175,400	20,372,710
Gilead Sciences, Inc.	161,192	11,678,360
Regeneron Pharmaceuticals, Inc. (a)	51,600	18,539,364
Vertex Pharmaceuticals, Inc. (a)	280,600	24,095,122
		205,849,370
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	625,900	26,143,843
Boston Scientific Corp. (a)	2,181,210	52,479,913
Edwards Lifesciences Corp. (a)	177,100	17,044,104
Intuitive Surgical, Inc. (a)	38,300	26,530,027
Medtronic PLC	691,678	52,581,362
		174,779,249
Health Care Providers & Services - 3.0%
Aetna, Inc.	175,000	20,756,750
Cigna Corp.	105,000	15,353,100
Henry Schein, Inc. (a)	151,187	24,168,754
Humana, Inc.	102,000	20,247,000
McKesson Corp.	13,554	1,886,039
UnitedHealth Group, Inc.	491,600	79,688,360
Universal Health Services, Inc. Class B	143,500	16,162,405
		178,262,408
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	422,600	20,694,722
Thermo Fisher Scientific, Inc.	169,800	25,875,822
		46,570,544
Pharmaceuticals - 2.3%
Allergan PLC	226,804	49,645,128
Bristol-Myers Squibb Co.	697,500	34,289,100
Merck & Co., Inc.	375,000	23,246,250
Pfizer, Inc.	881,609	27,973,454
		135,153,932

TOTAL HEALTH CARE		740,615,503

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	261,100	47,279,988
Northrop Grumman Corp.	204,000	46,732,320
United Technologies Corp.	375,848	41,219,250
		135,231,558
Building Products - 0.2%
A.O. Smith Corp.	231,600	11,290,500
Construction & Engineering - 0.7%
AECOM (a)	1,192,435	44,036,625
Electrical Equipment - 1.2%
AMETEK, Inc.	798,849	40,821,184
Fortive Corp.	534,498	29,563,084
		70,384,268
Industrial Conglomerates - 1.4%
General Electric Co.	1,481,800	44,009,460
Honeywell International, Inc.	364,105	43,080,904
		87,090,364
Machinery - 2.6%
Allison Transmission Holdings, Inc.	942,000	32,951,160
Caterpillar, Inc.	521,100	49,848,426
Flowserve Corp.	408,600	20,086,776
IDEX Corp.	157,082	14,162,513
Wabtec Corp.	442,500	38,338,200
		155,387,075
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	335,750	33,266,110
Norfolk Southern Corp.	333,800	39,208,148
		72,474,258
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (a)	650,705	27,524,822

TOTAL INDUSTRIALS		603,419,470

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	77,400	2,927,268
Electronic Equipment & Components - 0.8%
CDW Corp.	202,700	10,441,077
Jabil Circuit, Inc.	1,624,414	38,953,448
		49,394,525
Internet Software & Services - 4.6%
Alphabet, Inc. Class C (a)	195,966	156,143,749
Facebook, Inc. Class A (a)	691,500	90,116,280
Twitter, Inc. (a)	132,300	2,331,126
Yahoo!, Inc. (a)	521,700	22,991,319
		271,582,474
IT Services - 1.5%
Alliance Data Systems Corp.	56,500	12,903,470
Cognizant Technology Solutions Corp. Class A (a)	315,200	16,576,368
Fidelity National Information Services, Inc.	235,800	18,727,236
Global Payments, Inc.	317,600	24,544,128
Total System Services, Inc.	185,700	9,411,276
Vantiv, Inc. (a)	108,300	6,740,592
		88,903,070
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom Ltd.	105,100	20,967,450
Marvell Technology Group Ltd.	729,142	10,842,342
Micron Technology, Inc. (a)	664,200	16,013,862
NVIDIA Corp.	170,680	18,634,842
ON Semiconductor Corp. (a)	1,786,700	23,798,844
Qorvo, Inc. (a)	846,198	54,334,374
Qualcomm, Inc.	415,400	22,194,822
		166,786,536
Software - 6.5%
Activision Blizzard, Inc.	748,700	30,105,227
Adobe Systems, Inc. (a)	171,500	19,444,670
Autodesk, Inc. (a)	1,882,900	153,155,086
Electronic Arts, Inc. (a)	74,600	6,223,878
Microsoft Corp.	1,854,700	119,906,355
Parametric Technology Corp. (a)	280,900	14,766,913
Salesforce.com, Inc. (a)	406,663	32,167,043
ServiceNow, Inc. (a)	56,700	5,138,154
SS&C Technologies Holdings, Inc.	160,500	5,156,865
Tableau Software, Inc. (a)	21,700	1,038,128
Workday, Inc. Class A (a)	24,200	2,010,778
		389,113,097
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,650,142	200,244,731
HP, Inc.	2,438,600	36,700,930
Western Digital Corp.	203,476	16,223,141
		253,168,802

TOTAL INFORMATION TECHNOLOGY		1,221,875,772

MATERIALS - 3.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	590,825	44,607,288
Ecolab, Inc.	93,879	11,277,684
LyondellBasell Industries NV Class A	238,300	22,226,241
Monsanto Co.	169,500	18,358,545
PPG Industries, Inc.	206,200	20,622,062
W.R. Grace & Co.	210,100	14,568,334
		131,660,154
Construction Materials - 0.3%
Eagle Materials, Inc.	142,100	14,860,818
Containers & Packaging - 0.6%
Ball Corp.	203,500	15,518,910
WestRock Co.	396,870	21,176,983
		36,695,893
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	360,100	5,995,665

TOTAL MATERIALS		189,212,530

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	338,800	35,065,800
Boston Properties, Inc.	148,500	19,438,650
Colony NorthStar, Inc.	552,219	7,686,888
Corrections Corp. of America	148,000	4,297,920
Duke Realty LP	566,700	13,787,811
Equinix, Inc.	67,600	26,024,648
Equity Lifestyle Properties, Inc.	252,300	18,655,062
Extra Space Storage, Inc.	357,600	25,765,080
Gaming & Leisure Properties	300,700	9,511,141
Omega Healthcare Investors, Inc. (c)	213,700	6,853,359
Store Capital Corp.	611,300	14,463,358
The Macerich Co.	69,900	4,801,431
VEREIT, Inc.	1,900,300	16,209,559
		202,560,707
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	178,400	5,416,224

TOTAL REAL ESTATE		207,976,931

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,794,100	75,639,256
CenturyLink, Inc.	168,300	4,352,238
Level 3 Communications, Inc. (a)	265,530	15,788,414
SBA Communications Corp. Class A (a)	94,300	9,926,018
Verizon Communications, Inc.	76,093	3,729,318
Zayo Group Holdings, Inc. (a)	260,100	8,312,796
		117,748,040
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	386,663	24,077,505
Telephone & Data Systems, Inc.	129,343	3,964,363
		28,041,868

TOTAL TELECOMMUNICATION SERVICES		145,789,908

UTILITIES - 3.0%
Electric Utilities - 2.2%
Edison International	114,373	8,335,504
Exelon Corp.	618,200	22,181,016
FirstEnergy Corp.	275,500	8,353,160
Great Plains Energy, Inc.	338,700	9,331,185
NextEra Energy, Inc.	427,700	52,915,044
PG&E Corp.	461,467	28,560,193
		129,676,102
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (a)	481,200	5,678,160
Multi-Utilities - 0.7%
Sempra Energy	439,844	45,035,627

TOTAL UTILITIES		180,389,889

TOTAL COMMON STOCKS
(Cost $4,170,052,203)		5,749,309,710
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.47% 2/2/17 to 3/2/17 (d)
(Cost $6,398,827)	6,400,000	6,398,795
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.62% (e)	192,525,856	$192,564,361
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	2,368,798	2,369,271
TOTAL MONEY MARKET FUNDS
(Cost $194,921,987)		194,933,632
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $4,371,373,017)		5,950,642,137
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,962,290
NET ASSETS - 100%		$5,956,604,427

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
584 CME E-mini S&P 500 Index Contracts (United States)	March 2017	66,415,400	$234,637

The face value of futures purchased as a percentage of Net Assets is 1.1%.

Legend

 (a) Non-income producing

 (b) A portion of the security is subject to a forward commitment to sell.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,519,529.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$957,289
Fidelity Securities Lending Cash Central Fund	567,024
Total	$1,524,313

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$703,064,926	$703,064,926	$--	$--
Consumer Staples	499,318,121	499,318,121	--	--
Energy	406,822,653	406,822,653	--	--
Financials	850,824,007	850,824,007	--	--
Health Care	740,615,503	740,615,503	--	--
Industrials	603,419,470	603,419,470	--	--
Information Technology	1,221,875,772	1,221,875,772	--	--
Materials	189,212,530	189,212,530	--	--
Real Estate	207,976,931	207,976,931	--	--
Telecommunication Services	145,789,908	145,789,908	--	--
Utilities	180,389,889	180,389,889	--	--
U.S. Government and Government Agency Obligations	6,398,795	--	6,398,795	--
Money Market Funds	194,933,632	194,933,632	--	--
Total Investments in Securities:	$5,950,642,137	$5,944,243,342	$6,398,795	$--
Derivative Instruments:
Assets
Futures Contracts	$234,637	$234,637	$--	$--
Total Assets	$234,637	$234,637	$--	$--
Total Derivative Instruments:	$234,637	$234,637	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$234,637	$0
Total Equity Risk	234,637	0
Total Value of Derivatives	$234,637	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $2,337,903) — See accompanying schedule: Unaffiliated issuers (cost $4,176,451,030)	$5,755,708,505
Fidelity Central Funds (cost $194,921,987)	194,933,632
Total Investments (cost $4,371,373,017)		$5,950,642,137
Cash		32,271
Receivable for investments sold
Regular delivery		42,840,295
Delayed delivery		667,406
Receivable for securities sold on a when-issued basis		2,108,341
Receivable for fund shares sold		1,590,605
Dividends receivable		3,980,844
Distributions receivable from Fidelity Central Funds		89,714
Prepaid expenses		15,999
Other receivables		228,743
Total assets		6,002,196,355
Liabilities
Payable for investments purchased	$27,532,399
Commitment to sell securities on a when-issued basis	2,115,000
Payable for fund shares redeemed	10,899,274
Accrued management fee	2,125,333
Payable for daily variation margin for derivative instruments	15,201
Other affiliated payables	450,647
Other payables and accrued expenses	84,824
Collateral on Securities Loaned	2,369,250
Total liabilities		45,591,928
Net Assets		$5,956,604,427
Net Assets consist of:
Paid in capital		$4,182,055,301
Undistributed net investment income		1,037,034
Accumulated undistributed net realized gain (loss) on investments		194,071,473
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,579,440,619
Net Assets		$5,956,604,427
Series All-Sector Equity:
Net Asset Value, offering price and redemption price per share ($2,736,747,713 ÷ 222,039,436 shares)		$12.33
Class F:
Net Asset Value, offering price and redemption price per share ($3,219,856,714 ÷ 261,675,644 shares)		$12.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$128,492,830
Interest		23,784
Income from Fidelity Central Funds		1,524,313
Total income		130,040,927
Expenses
Management fee
Basic fee	$43,836,642
Performance adjustment	(4,121,962)
Transfer agent fees	5,983,108
Accounting and security lending fees	1,213,958
Custodian fees and expenses	135,482
Independent trustees' fees and expenses	36,014
Audit	69,020
Legal	32,658
Interest	48,181
Miscellaneous	80,505
Total expenses before reductions	47,313,606
Expense reductions	(437,102)	46,876,504
Net investment income (loss)		83,164,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	973,052,322
Fidelity Central Funds	16,740
Futures contracts	12,959,157
Total net realized gain (loss)		986,028,219
Change in net unrealized appreciation (depreciation) on: Investment securities	553,132,317
Assets and liabilities in foreign currencies	592
Futures contracts	135,688
When-issued commitments	(6,659)
Total change in net unrealized appreciation (depreciation)		553,261,938
Net gain (loss)		1,539,290,157
Net increase (decrease) in net assets resulting from operations		$1,622,454,580

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,164,423	$98,481,981
Net realized gain (loss)	986,028,219	799,355,481
Change in net unrealized appreciation (depreciation)	553,261,938	(1,186,678,626)
Net increase (decrease) in net assets resulting from operations	1,622,454,580	(288,841,164)
Distributions to shareholders from net investment income	(83,080,612)	(110,991,357)
Distributions to shareholders from net realized gain	(924,487,766)	(903,252,112)
Total distributions	(1,007,568,378)	(1,014,243,469)
Share transactions - net increase (decrease)	(4,145,029,306)	390,063,643
Total increase (decrease) in net assets	(3,530,143,104)	(913,020,990)
Net Assets
Beginning of period	9,486,747,531	10,399,768,521
End of period	$5,956,604,427	$9,486,747,531
Other Information
Undistributed net investment income end of period	$1,037,034	$1,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.02	$13.80	$13.89	$12.57	$11.82
Income from Investment Operations
Net investment income (loss)A	.12	.12	.13	.12	.16
Net realized and unrealized gain (loss)	2.33	(.54)	1.63	2.86	1.72
Total from investment operations	2.45	(.42)	1.76	2.98	1.88
Distributions from net investment income	(.18)	(.14)B	(.12)	(.14)	(.21)
Distributions from net realized gain	(1.96)	(1.22)B	(1.73)	(1.52)	(.92)
Total distributions	(2.14)	(1.36)	(1.85)	(1.66)	(1.13)
Net asset value, end of period	$12.33	$12.02	$13.80	$13.89	$12.57
Total ReturnC	21.03%	(3.55)%	12.68%	24.13%	16.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%	.73%	.67%	.65%	.73%
Expenses net of fee waivers, if any	.68%	.73%	.67%	.65%	.73%
Expenses net of all reductions	.67%	.73%	.67%	.65%	.71%
Net investment income (loss)	.95%	.85%	.92%	.89%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,736,748	$4,418,280	$4,969,503	$5,164,386	$5,293,761
Portfolio turnover rateF	43%	66%	65%	72%	124%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series All-Sector Equity Fund Class F

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$13.79	$13.88	$12.56	$11.82
Income from Investment Operations
Net investment income (loss)A	.14	.14	.16	.15	.18
Net realized and unrealized gain (loss)	2.32	(.54)	1.63	2.86	1.72
Total from investment operations	2.46	(.40)	1.79	3.01	1.90
Distributions from net investment income	(.21)	(.16)B	(.15)	(.17)	(.24)
Distributions from net realized gain	(1.96)	(1.22)B	(1.73)	(1.52)	(.92)
Total distributions	(2.17)	(1.38)	(1.88)	(1.69)	(1.16)
Net asset value, end of period	$12.30	$12.01	$13.79	$13.88	$12.56
Total ReturnC	21.11%	(3.38)%	12.88%	24.37%	16.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%	.57%	.50%	.47%	.53%
Expenses net of fee waivers, if any	.52%	.57%	.50%	.47%	.53%
Expenses net of all reductions	.51%	.56%	.50%	.47%	.51%
Net investment income (loss)	1.11%	1.02%	1.09%	1.07%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,219,857	$5,068,468	$5,430,266	$5,117,662	$4,488,699
Portfolio turnover rateF	43%	66%	65%	72%	124%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Equity-Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Life of fundA
Fidelity® Series Equity-Income Fund	25.40%	12.44%
Class F	25.69%	12.64%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Equity-Income Fund, a class of the fund, on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$16,278	Fidelity® Series Equity-Income Fund
$17,391	Russell 3000® Value Index

Fidelity® Series Equity-Income Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes gained about 25% to 26%, roughly in line with the 25.76% advance of the benchmark Russell 3000® Value Index. Relative to the benchmark, the fund was hurt by a higher-than-normal amount of cash – reflecting my caution about market volatility leading up to the election. Weak stock selection in industrials and health care also detracted. Within the latter group, an out-of-benchmark stake in Israeli drug manufacturer Teva Pharmaceutical Industries meaningfully detracted. Teva’s multiple challenges this period included overpaying to acquire a competitor, falling earnings and unfavorable patent decisions. Also weighing on results was an overweighting in pharmaceutical and medical-products company Johnson & Johnson, whose shares lagged the index. Elsewhere, the fund’s biggest individual detractor was CVS Health, a retail drugstore chain that reported lighter-than-expected revenue in November. On the positive side, security selection in the energy sector notably helped performance, including energy transportation companies Williams Partners, Energy Transfer Equity and Williams Companies, parent of Williams Partners and the only one of the three in the benchmark. Stock picking in financials, especially banks, also helped. JPMorgan Chase, among the fund’s largest holdings, contributed, as did regional banks M&T and Comerica.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Series Equity-Income Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	3.6	3.3
Cisco Systems, Inc.	3.5	2.8
Johnson & Johnson	3.1	3.2
Procter & Gamble Co.	3.1	2.8
General Electric Co.(a)	2.7	3.1
Verizon Communications, Inc.	2.3	2.4
Comcast Corp. Class A(a)	2.2	1.1
Medtronic PLC	2.2	2.3
M&T Bank Corp.(a)	2.1	1.8
Wells Fargo & Co.	2.1	1.8
	26.9

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	24.4
Energy	11.0	12.3
Industrials	9.3	10.3
Information Technology	9.3	10.9
Consumer Staples	9.1	7.5

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *,**
Stocks	93.6%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.2%

 * Foreign investments - 8.1%

 ** Written options - (0.1)%

As of July 31, 2016 *,**
Stocks	92.9%
Short-Term Investments and Net Other Assets (Liabilities)	7.1%

 * Foreign investments - 6.6%

 ** Written options - (0.1)%

Fidelity® Series Equity-Income Fund

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.2%
Delphi Automotive PLC	381,400	$26,720,884
Automobiles - 1.9%
Fiat Chrysler Automobiles NV	582,500	6,401,675
Fiat Chrysler Automobiles NV	5,023,000	54,765,518
General Motors Co.	5,090,800	186,374,188
		247,541,381
Hotels, Restaurants & Leisure - 0.8%
Dunkin' Brands Group, Inc.	1,964,100	101,877,867
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,711,080	46,267,603
Tupperware Brands Corp.	623,300	37,622,388
		83,889,991
Leisure Products - 0.6%
Mattel, Inc.	1,549,800	40,620,258
Polaris Industries, Inc. (a)	404,400	33,997,908
		74,618,166
Media - 3.1%
Comcast Corp. Class A (b)	3,780,503	285,125,536
The Walt Disney Co.	374,000	41,383,100
Time Warner, Inc.	710,100	68,773,185
		395,281,821
Multiline Retail - 1.2%
Kohl's Corp.	1,000,535	39,851,309
Macy's, Inc.	1,506,700	44,507,918
Target Corp.	1,165,047	75,122,231
		159,481,458
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	143,800	5,802,330
Foot Locker, Inc.	283,500	19,431,090
GNC Holdings, Inc.	857,347	7,604,668
Stage Stores, Inc.	1,323,200	3,704,960
Williams-Sonoma, Inc. (a)	247,400	11,927,154
		48,470,202

TOTAL CONSUMER DISCRETIONARY		1,137,881,770

CONSUMER STAPLES - 9.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	368,700	35,586,924
The Coca-Cola Co.	1,708,900	71,038,973
		106,625,897
Food & Staples Retailing - 3.7%
CVS Health Corp.	2,023,843	159,499,067
Kroger Co.	448,000	15,214,080
Wal-Mart Stores, Inc.	2,028,800	135,402,112
Walgreens Boots Alliance, Inc.	1,658,535	135,900,358
Whole Foods Market, Inc.	1,046,100	31,613,142
		477,628,759
Food Products - 0.8%
B&G Foods, Inc. Class A	1,178,779	52,278,849
The Hain Celestial Group, Inc. (c)	248,537	9,832,124
The Hershey Co. (b)	294,300	31,039,821
The J.M. Smucker Co.	101,000	13,720,850
		106,871,644
Household Products - 3.4%
Kimberly-Clark Corp.	332,200	40,239,386
Procter & Gamble Co.	4,467,200	391,326,720
		431,566,106
Personal Products - 0.2%
Unilever NV (NY Reg.) (a)	685,100	27,849,315
Tobacco - 0.2%
Reynolds American, Inc.	409,200	24,605,196

TOTAL CONSUMER STAPLES		1,175,146,917

ENERGY - 10.8%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc. (b)	633,200	39,942,256
Halliburton Co.	735,400	41,601,578
Oceaneering International, Inc.	213,000	5,932,050
Schlumberger Ltd.	894,000	74,836,740
		162,312,624
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	1,951,291	135,673,263
Apache Corp.	1,438,341	86,041,559
Chevron Corp. (b)	1,538,203	171,278,904
ConocoPhillips Co.	3,744,800	182,596,448
CONSOL Energy, Inc.	1,049,001	17,770,077
Energy Transfer Equity LP	256,100	4,596,995
EQT Midstream Partners LP	31,500	2,465,190
Golar LNG Ltd.	389,944	10,083,952
Imperial Oil Ltd.	228,800	7,522,047
Kinder Morgan, Inc.	4,141,200	92,514,408
Legacy Reserves LP (c)	2,352,000	5,527,200
MPLX LP	1,327,912	50,261,469
Suncor Energy, Inc.	211,500	6,559,954
The Williams Companies, Inc.	8,349,333	240,794,764
Williams Partners LP	5,352,285	219,657,776
		1,233,344,006

TOTAL ENERGY		1,395,656,630

FINANCIALS - 24.3%
Banks - 13.5%
Bank of America Corp. (b)	9,161,500	207,416,360
Comerica, Inc. (b)	1,408,700	95,129,511
Huntington Bancshares, Inc.	845,939	11,445,555
JPMorgan Chase & Co. (b)	5,482,330	463,969,588
KeyCorp (b)	4,650,968	83,577,895
M&T Bank Corp. (b)	1,673,500	272,060,895
Prosperity Bancshares, Inc.	44,800	3,253,824
Regions Financial Corp. (b)	5,683,100	81,893,471
SunTrust Banks, Inc. (b)	1,829,500	103,952,190
U.S. Bancorp	2,920,000	153,738,000
Wells Fargo & Co.	4,722,000	265,990,260
		1,742,427,549
Capital Markets - 6.0%
Apollo Global Management LLC Class A	1,706,700	36,250,308
Ares Capital Corp.	1,978,919	33,443,731
Ares Management LP	361,908	7,111,492
KKR & Co. LP	6,707,193	116,436,870
Morgan Stanley (b)	2,818,500	119,758,065
State Street Corp.	2,296,000	174,955,200
The Blackstone Group LP	8,559,939	262,190,932
TPG Specialty Lending, Inc.	465,752	8,509,289
Virtu Financial, Inc. Class A	390,200	6,848,010
		765,503,897
Insurance - 4.5%
American International Group, Inc.	98,500	6,329,610
Chubb Ltd.	1,949,284	256,311,353
Marsh & McLennan Companies, Inc. (b)	546,000	37,138,920
MetLife, Inc.	3,326,811	181,011,787
Prudential Financial, Inc.	882,809	92,792,054
		573,583,724
Mortgage Real Estate Investment Trusts - 0.1%
Agnc Investment Corp.	362,425	6,766,475
Two Harbors Investment Corp.	1,098,069	9,630,065
		16,396,540
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,207,792	22,223,373

TOTAL FINANCIALS		3,120,135,083

HEALTH CARE - 9.1%
Biotechnology - 1.7%
Amgen, Inc.	781,377	122,426,148
Gilead Sciences, Inc.	1,284,800	93,083,760
		215,509,908
Health Care Equipment & Supplies - 2.5%
Dentsply Sirona, Inc.	691,100	39,185,370
Medtronic PLC	3,709,702	282,011,546
		321,196,916
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	69,100	6,031,048
Anthem, Inc.	47,400	7,306,236
McKesson Corp.	77,500	10,784,125
		24,121,409
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	595,300	29,264,948
GlaxoSmithKline PLC	344,500	6,657,463
Johnson & Johnson	3,469,900	392,966,175
Merck & Co., Inc.	1,290,100	79,973,299
Pfizer, Inc.	1,401,677	44,475,211
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,681,700	56,219,231
		609,556,327

TOTAL HEALTH CARE		1,170,384,560

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.9%
General Dynamics Corp. (b)	651,500	117,973,620
Raytheon Co. (b)	426,500	61,484,240
The Boeing Co.	297,300	48,584,766
United Technologies Corp.	1,392,500	152,715,475
		380,758,101
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	195,917	14,901,447
United Parcel Service, Inc. Class B	1,945,200	212,279,676
		227,181,123
Airlines - 0.0%
Allegiant Travel Co.	28,900	4,970,800
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	1,927,400	87,793,070
Waste Connection, Inc. (Canada)	193,548	15,522,512
		103,315,582
Electrical Equipment - 1.0%
AMETEK, Inc. (b)	257,500	13,158,250
Eaton Corp. PLC	1,273,800	90,159,564
Regal Beloit Corp.	302,100	21,932,460
		125,250,274
Industrial Conglomerates - 2.7%
General Electric Co. (b)	11,545,236	342,893,509
Machinery - 0.1%
Allison Transmission Holdings, Inc.	406,400	14,215,872

TOTAL INDUSTRIALS		1,198,585,261

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 3.5%
Cisco Systems, Inc.	14,441,149	443,632,097
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (c)	732,395	46,133,561
TE Connectivity Ltd.	654,008	48,625,495
		94,759,056
IT Services - 1.5%
First Data Corp. Class A (c)	6,872,900	105,430,286
Paychex, Inc. (b)	981,938	59,201,042
Sabre Corp.	1,340,300	32,837,350
		197,468,678
Semiconductors & Semiconductor Equipment - 1.5%
KLA-Tencor Corp.	82,300	7,004,553
Maxim Integrated Products, Inc.	1,105,700	49,181,536
Qualcomm, Inc.	2,587,081	138,227,738
		194,413,827
Software - 1.0%
Microsoft Corp.	1,807,000	116,822,550
SS&C Technologies Holdings, Inc.	327,700	10,529,001
		127,351,551
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (b)	1,108,300	134,492,205

TOTAL INFORMATION TECHNOLOGY		1,192,117,414

MATERIALS - 2.0%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,053,700	37,185,073
LyondellBasell Industries NV Class A	589,000	54,936,030
The Dow Chemical Co.	1,459,100	87,006,133
		179,127,236
Containers & Packaging - 0.6%
WestRock Co.	1,415,100	75,509,736

TOTAL MATERIALS		254,636,972

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	266,200	27,551,700
Cousins Properties, Inc.	2,207,100	18,760,350
Crown Castle International Corp.	696,200	61,147,246
Duke Realty LP	1,158,900	28,196,037
First Potomac Realty Trust	1,835,475	18,795,264
Piedmont Office Realty Trust, Inc. Class A	1,642,137	35,667,216
Public Storage	220,200	47,343,000
Sabra Health Care REIT, Inc.	423,700	10,761,980
Ventas, Inc.	279,300	17,224,431
		265,447,224
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	4,833,708	203,789,129
Verizon Communications, Inc.	6,044,639	296,247,757
		500,036,886
UTILITIES - 4.9%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	607,701	38,929,326
Duke Energy Corp.	490,600	38,531,724
Entergy Corp.	970,900	69,555,276
Exelon Corp.	6,495,400	233,054,952
PPL Corp.	2,590,300	90,246,052
Southern Co.	1,399,038	69,154,448
Xcel Energy, Inc.	609,200	25,172,144
		564,643,922
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,594,300	41,786,603
Public Service Enterprise Group, Inc.	622,500	27,545,625
		69,332,228

TOTAL UTILITIES		633,976,150

TOTAL COMMON STOCKS
(Cost $10,135,168,276)		12,044,004,867

Other - 0.2%
ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $23,157,786)	23,157,786	23,157,786

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.62% (f)	794,009,420	794,168,222
Fidelity Securities Lending Cash Central Fund 0.65% (f)(g)	42,226,188	42,234,634
TOTAL MONEY MARKET FUNDS
(Cost $836,342,922)		836,402,856
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $10,994,668,984)		12,903,565,509
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(38,640,954)
NET ASSETS - 100%		$12,864,924,555

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
AMETEK, Inc.	3/17/17 - $55.00	615	$34,747	$(21,525)
Apple, Inc.	3/17/17 - $125.00	5,502	760,359	(808,794)
AT&T, Inc.	3/17/17 - $44.00	12,066	168,924	(248,135)
Baker Hughes, Inc.	4/21/17 - $67.50	1,553	181,697	(166,171)
Bank of America Corp.	3/17/17 - $25.00	22,897	390,614	(274,764)
Chevron Corp.	3/17/17 - $120.00	3,832	425,457	(55,564)
Comcast Corp. Class A	4/21/17 - $77.50	9,423	838,661	(1,295,663)
Comerica, Inc.	4/21/17 - $70.00	3,507	902,261	(736,470)
Crown Castle International Corp.	3/17/17 - $92.50	1,722	108,486	(108,844)
General Dynamics Corp.	5/19/17 - $185.00	1,621	536,815	(875,340)
General Electric Co.	4/21/17 - $32.00	28,826	518,856	(461,216)
Halliburton Co.	4/21/17 - $62.50	1,808	141,024	(142,382)
JPMorgan Chase & Co.	4/21/17 - $87.50	13,680	2,681,280	(2,453,715)
KeyCorp	3/17/17 - $20.00	11,615	104,532	(98,728)
M&T Bank Corp.	2/17/17 - $165.00	4,156	555,479	(623,400)
Marsh & McLennan Companies, Inc.	4/21/17 - $70.00	1,362	152,541	(129,390)
MetLife, Inc.	3/17/17 - $57.50	8,311	806,167	(576,609)
Morgan Stanley	4/21/17 - $45.00	7,030	738,870	(713,545)
Paychex, Inc.	3/17/17 - $62.50	2,444	178,432	(116,090)
Prudential Financial, Inc.	3/17/17 - $110.00	2,173	532,385	(416,472)
Raytheon Co.	5/19/17 - $155.00	1,056	268,809	(167,904)
Regions Financial Corp.	2/17/17 - $13.00	10,044	342,159	(1,456,380)
Regions Financial Corp.	5/19/17 - $16.00	14,206	454,582	(447,489)
Schlumberger Ltd.	3/17/17 - $92.50	2,215	35,440	(20,752)
SunTrust Banks, Inc.	4/21/17 - $60.00	4,562	649,660	(524,630)
The Hershey Co.	5/19/17 - $110.00	733	202,428	(185,083)
TOTAL WRITTEN OPTIONS			$12,710,665	$(13,125,055)

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $612,690,919.

 (c) Non-income producing

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,157,786 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$23,157,786

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,265,720
Fidelity Securities Lending Cash Central Fund	639,798
Total	$2,905,518

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stage Stores, Inc.	$12,441,542	$11,997	$965,731	$819,969	$--
Total	$12,441,542	$11,997	$965,731	$819,969	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,137,881,770	$1,137,881,770	$--	$--
Consumer Staples	1,175,146,917	1,175,146,917	--	--
Energy	1,395,656,630	1,395,656,630	--	--
Financials	3,120,135,083	3,120,135,083	--	--
Health Care	1,170,384,560	1,163,727,097	6,657,463	--
Industrials	1,198,585,261	1,198,585,261	--	--
Information Technology	1,192,117,414	1,192,117,414	--	--
Materials	254,636,972	254,636,972	--	--
Real Estate	265,447,224	265,447,224	--	--
Telecommunication Services	500,036,886	500,036,886	--	--
Utilities	633,976,150	633,976,150	--	--
Other	23,157,786	--	--	23,157,786
Money Market Funds	836,402,856	836,402,856	--	--
Total Investments in Securities:	$12,903,565,509	$12,873,750,260	$6,657,463	$23,157,786
Derivative Instruments:
Liabilities
Written Options	$(13,125,055)	$(9,158,146)	$(3,966,909)	$--
Total Liabilities	$(13,125,055)	$(9,158,146)	$(3,996,909)	$--
Total Derivative Instruments:	$(13,125,055)	$(9,158,146)	$(3,966,909)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(13,125,055)
Total Equity Risk	0	(13,125,055)
Total Value of Derivatives	$0	$(13,125,055)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $41,635,280) — See accompanying schedule: Unaffiliated issuers (cost $10,158,326,062)	$12,067,162,653
Fidelity Central Funds (cost $836,342,922)	836,402,856
Total Investments (cost $10,994,668,984)		$12,903,565,509
Receivable for investments sold		10,770,680
Receivable for fund shares sold		3,854,084
Dividends receivable		13,333,840
Distributions receivable from Fidelity Central Funds		291,145
Prepaid expenses		19,589
Other receivables		143,691
Total assets		12,931,978,538
Liabilities
Payable for fund shares redeemed	$6,039,154
Accrued management fee	4,797,515
Written options, at value (premium received $12,710,665)	13,125,055
Other affiliated payables	772,651
Other payables and accrued expenses	97,183
Collateral on Securities Loaned	42,222,425
Total liabilities		67,053,983
Net Assets		$12,864,924,555
Net Assets consist of:
Paid in capital		$10,916,389,605
Distributions in excess of net investment income		(91,648,716)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		131,701,531
Net unrealized appreciation (depreciation) on investments		1,908,482,135
Net Assets		$12,864,924,555
Series Equity-Income:
Net Asset Value, offering price and redemption price per share ($5,063,706,543 ÷ 388,595,763 shares)		$13.03
Class F:
Net Asset Value, offering price and redemption price per share ($7,801,218,012 ÷ 598,431,271 shares)		$13.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends (including $819,969 earned from other affiliated issuers)		$338,914,982
Income from Fidelity Central Funds		2,905,518
Total income		341,820,500
Expenses
Management fee	$54,204,864
Transfer agent fees	7,554,885
Accounting and security lending fees	1,387,333
Custodian fees and expenses	152,136
Independent trustees' fees and expenses	51,368
Audit	68,590
Legal	32,896
Interest	395
Miscellaneous	102,821
Total expenses before reductions	63,555,288
Expense reductions	(503,692)	63,051,596
Net investment income (loss)		278,768,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	186,549,640
Fidelity Central Funds	29,136
Other affiliated issuers	(2,107,217)
Foreign currency transactions	(49,115)
Written options	21,305,002
Total net realized gain (loss)		205,727,446
Change in net unrealized appreciation (depreciation) on: Investment securities	2,238,803,747
Written options	(2,168,495)
Total change in net unrealized appreciation (depreciation)		2,236,635,252
Net gain (loss)		2,442,362,698
Net increase (decrease) in net assets resulting from operations		$2,721,131,602

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$278,768,904	$315,034,962
Net realized gain (loss)	205,727,446	540,335,772
Change in net unrealized appreciation (depreciation)	2,236,635,252	(1,339,148,826)
Net increase (decrease) in net assets resulting from operations	2,721,131,602	(483,778,092)
Distributions to shareholders from net investment income	(273,192,794)	(326,379,810)
Distributions to shareholders from net realized gain	(244,271,206)	(659,610,044)
Total distributions	(517,464,000)	(985,989,854)
Share transactions - net increase (decrease)	(361,344,594)	731,070,543
Total increase (decrease) in net assets	1,842,323,008	(738,697,403)
Net Assets
Beginning of period	11,022,601,547	11,761,298,950
End of period	$12,864,924,555	$11,022,601,547
Other Information
Distributions in excess of net investment income end of period	$(91,648,716)	$(45,653,798)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Equity-Income Fund

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.31	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.31	.32	.25	.03
Net realized and unrealized gain (loss)	2.44	(.80)	.87	1.50	.56
Total from investment operations	2.71	(.49)	1.19	1.75	.59
Distributions from net investment income	(.26)	(.32)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.25)	(.67)	(.40)	(.28)	–
Total distributions	(.51)	(.99)	(.68)	(.52)	(.02)
Net asset value, end of period	$13.03	$10.83	$12.31	$11.80	$10.57
Total ReturnC,D	25.40%	(4.32)%	9.91%	16.57%	5.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%	.62%	.63%	.65%	.68%G
Expenses net of fee waivers, if any	.62%	.62%	.63%	.65%	.68%G
Expenses net of all reductions	.62%	.62%	.63%	.65%	.59%G
Net investment income (loss)	2.21%	2.51%	2.50%	2.17%	2.17%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,063,707	$4,400,959	$4,809,405	$4,826,469	$2,493,356
Portfolio turnover rateH	42%	41%	38%	42%	47%I

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Equity-Income Fund Class F

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.83	$12.32	$11.80	$10.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.33	.34	.28	.04
Net realized and unrealized gain (loss)	2.45	(.81)	.88	1.48	.55
Total from investment operations	2.74	(.48)	1.22	1.76	.59
Distributions from net investment income	(.28)	(.34)	(.30)	(.26)	(.02)
Distributions from net realized gain	(.25)	(.67)	(.40)	(.28)	–
Total distributions	(.53)	(1.01)	(.70)	(.53)C	(.02)
Net asset value, end of period	$13.04	$10.83	$12.32	$11.80	$10.57
Total ReturnD,E	25.69%	(4.24)%	10.19%	16.75%	5.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%	.46%	.46%	.47%	.49%H
Expenses net of fee waivers, if any	.46%	.46%	.46%	.47%	.49%H
Expenses net of all reductions	.46%	.46%	.46%	.47%	.40%H
Net investment income (loss)	2.37%	2.67%	2.67%	2.35%	2.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,801,218	$6,621,643	$6,951,894	$6,295,920	$2,752,016
Portfolio turnover rateI	42%	41%	38%	42%	47%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.276 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Life of fundA
Fidelity® Series Stock Selector Large Cap Value Fund	23.49%	13.13%
Class F	23.62%	13.32%

 A From December 6, 2012

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Stock Selector Large Cap Value Fund, a class of the fund, on December 6, 2012, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$16,697	Fidelity® Series Stock Selector Large Cap Value Fund
$17,378	Russell 1000® Value Index

Fidelity® Series Stock Selector Large Cap Value Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Lead Portfolio Manager Matthew Friedman:  For the year, the fund's share classes gained roughly 23.5%, while the Russell 1000® Value Index returned 24.62%. Versus the benchmark, the fund’s cash position of 4%, on average, was the biggest drag in a strong up market. Industry positioning also hurt, led by an underweighting in strong-performing banks such as JPMorgan Chase, the fund's biggest individual detractor. Shares of the financial giant surged in November, as investors expected higher interest rates to boost bank profits and a new presidential administration to unwind financial regulations. JPMorgan was not held at period end. Despite favorable stock selection overall, we struggled with picks in materials, health care and retailing. Within health care specifically, investments in Ireland-based Allergan and Jazz Pharmaceuticals, a non-index holding, were hurt by market fear about generic-drug price deflation. Conversely, we had very strong relative results within information technology and energy. On an individual security basis, railroad company CSX was our top contributor. Avoiding lagging index giant Exxon Mobil also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On June 17, 2016, John Sheehy joined Steve Barwikowski as Co-Manager of the fund's technology and telecom services sleeves, and on January 3, 2017, assumed sole management responsibilities.

Fidelity® Series Stock Selector Large Cap Value Fund

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	4.8
Berkshire Hathaway, Inc. Class B	3.9	3.9
Wells Fargo & Co.	3.8	2.5
Procter & Gamble Co.	2.7	3.1
Johnson & Johnson	2.3	2.8
AT&T, Inc.	2.2	2.4
ConocoPhillips Co.	2.1	1.6
Cisco Systems, Inc.	2.0	1.3
General Electric Co.	1.9	1.7
Goldman Sachs Group, Inc.	1.8	1.6
	27.2

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	26.9
Energy	12.8	12.9
Health Care	9.8	10.9
Information Technology	9.3	9.5
Industrials	8.7	8.1

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks and Equity Futures	96.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 6.5%

As of July 31, 2016 *
Stocks and Equity Futures	96.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 7.5%

Fidelity® Series Stock Selector Large Cap Value Fund

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.5%
Delphi Automotive PLC	642,649	$45,023,989
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc. (a)	1,734,944	64,158,229
Household Durables - 0.7%
Whirlpool Corp.	351,400	61,456,346
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	1,962,644	37,643,512
Leisure Products - 0.2%
Mattel, Inc.	709,100	18,585,511
Media - 1.8%
Charter Communications, Inc. Class A (a)	69,376	22,474,355
Liberty Broadband Corp. Class C (a)	591,811	50,505,151
Time Warner, Inc.	223,500	21,645,975
Twenty-First Century Fox, Inc. Class A	2,438,040	76,505,695
		171,131,176
Multiline Retail - 0.7%
Target Corp.	1,006,709	64,912,596

TOTAL CONSUMER DISCRETIONARY		462,911,359

CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 1.8%
Kroger Co.	885,700	30,078,372
Wal-Mart Stores, Inc.	463,973	30,965,558
Walgreens Boots Alliance, Inc.	1,286,025	105,376,889
		166,420,819
Food Products - 2.3%
Mondelez International, Inc.	1,139,300	50,448,204
The J.M. Smucker Co.	594,142	80,714,191
The Kraft Heinz Co.	845,300	75,476,837
		206,639,232
Household Products - 2.7%
Procter & Gamble Co.	2,854,415	250,046,754
Personal Products - 0.3%
Coty, Inc. Class A	1,554,500	29,846,400
Tobacco - 0.8%
Philip Morris International, Inc.	747,400	71,847,562

TOTAL CONSUMER STAPLES		724,800,767

ENERGY - 12.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	2,453,100	154,741,548
Dril-Quip, Inc. (a)	844,730	52,542,206
		207,283,754
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	2,193,100	152,486,243
Cabot Oil & Gas Corp.	2,127,800	45,705,144
Cenovus Energy, Inc.	5,420,800	73,985,328
Chevron Corp.	3,688,414	410,704,898
ConocoPhillips Co.	3,935,900	191,914,484
Phillips 66 Co.	1,115,700	91,063,434
		965,859,531

TOTAL ENERGY		1,173,143,285

FINANCIALS - 25.8%
Banks - 9.4%
Bank of America Corp.	3,957,800	89,604,592
CIT Group, Inc.	2,014,600	82,981,374
Citigroup, Inc.	585,000	32,660,550
PNC Financial Services Group, Inc.	923,500	111,244,810
Popular, Inc.	909,152	40,393,623
U.S. Bancorp	3,088,192	162,593,309
Wells Fargo & Co.	6,140,625	345,901,406
		865,379,664
Capital Markets - 3.5%
Franklin Resources, Inc.	2,119,400	84,224,956
Goldman Sachs Group, Inc.	713,178	163,545,979
The Blackstone Group LP	2,493,500	76,375,905
		324,146,840
Consumer Finance - 3.7%
Ally Financial, Inc.	950,000	20,064,000
American Express Co.	284,355	21,719,035
Capital One Financial Corp.	1,415,914	123,736,724
Discover Financial Services	2,167,200	150,143,616
Synchrony Financial	500,000	17,910,000
		333,573,375
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	2,188,061	359,148,333
Insurance - 5.3%
AFLAC, Inc.	1,244,681	87,115,223
Chubb Ltd.	890,561	117,099,866
MetLife, Inc.	1,464,249	79,669,788
Reinsurance Group of America, Inc.	664,100	83,324,627
The Travelers Companies, Inc.	999,500	117,721,110
		484,930,614

TOTAL FINANCIALS		2,367,178,826

HEALTH CARE - 9.8%
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	1,869,800	78,101,546
Medtronic PLC	1,383,136	105,145,999
Zimmer Biomet Holdings, Inc.	206,400	24,423,312
		207,670,857
Health Care Providers & Services - 0.9%
Aetna, Inc.	229,600	27,232,856
Anthem, Inc.	180,200	27,776,028
Cigna Corp.	167,200	24,447,984
Humana, Inc.	34,300	6,808,550
		86,265,418
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	236,300	36,009,757
Pharmaceuticals - 6.2%
Allergan PLC	164,800	36,073,072
Jazz Pharmaceuticals PLC (a)	488,895	59,606,078
Johnson & Johnson	1,846,059	209,066,182
Merck & Co., Inc.	2,216,200	137,382,238
Mylan N.V. (a)	291,500	11,091,575
Pfizer, Inc.	3,620,098	114,865,710
		568,084,855

TOTAL HEALTH CARE		898,030,887

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	1,827,244	33,091,389
Raytheon Co.	214,723	30,954,468
United Technologies Corp.	454,537	49,849,073
		113,894,930
Airlines - 1.0%
American Airlines Group, Inc.	1,959,420	86,704,335
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	244,200	18,837,588
Construction & Engineering - 1.3%
AECOM (a)	3,288,255	121,435,257
Electrical Equipment - 1.0%
AMETEK, Inc.	898,780	45,927,658
Fortive Corp.	830,306	45,924,225
		91,851,883
Industrial Conglomerates - 1.9%
General Electric Co.	5,757,239	170,989,998
Machinery - 0.9%
Deere & Co.	452,618	48,452,757
Flowserve Corp.	768,495	37,779,214
		86,231,971
Road & Rail - 1.2%
CSX Corp.	2,173,669	100,836,505
Union Pacific Corp.	85,405	9,102,465
		109,938,970

TOTAL INDUSTRIALS		799,884,932

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 2.0%
Cisco Systems, Inc.	6,059,935	186,161,203
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	1,251,000	78,800,490
Internet Software & Services - 0.4%
Alphabet, Inc. Class A (a)	46,400	38,056,816
IT Services - 1.5%
Amdocs Ltd.	1,307,169	76,743,892
Cognizant Technology Solutions Corp. Class A (a)	390,200	20,520,618
CoreLogic, Inc. (a)	577,300	20,361,371
Total System Services, Inc.	419,200	21,245,056
		138,870,937
Semiconductors & Semiconductor Equipment - 1.0%
Qualcomm, Inc.	1,661,900	88,795,317
Software - 1.8%
Oracle Corp.	2,716,100	108,942,771
SS&C Technologies Holdings, Inc.	1,732,000	55,649,160
		164,591,931
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	970,600	117,782,310
HP, Inc.	2,671,000	40,198,550
		157,980,860

TOTAL INFORMATION TECHNOLOGY		853,257,554

MATERIALS - 2.9%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	1,213,000	91,581,500
Eastman Chemical Co.	603,800	46,794,500
LyondellBasell Industries NV Class A	373,800	34,864,326
Westlake Chemical Corp.	467,400	28,936,734
		202,177,060
Containers & Packaging - 0.4%
Ball Corp.	434,701	33,150,298
Metals & Mining - 0.3%
Compass Minerals International, Inc.	374,400	31,299,840

TOTAL MATERIALS		266,627,198

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	217,000	22,459,500
AvalonBay Communities, Inc.	269,383	46,686,768
Boston Properties, Inc.	303,714	39,756,163
Colony NorthStar, Inc.	1,576,606	21,946,356
Equity Residential (SBI)	790,840	48,059,347
Essex Property Trust, Inc.	105,100	23,573,930
General Growth Properties, Inc.	545,856	13,559,063
Public Storage	89,733	19,292,595
Simon Property Group, Inc.	175,200	32,196,504
The Macerich Co.	202,500	13,909,725
Vornado Realty Trust	268,900	28,586,759
Welltower, Inc.	355,800	23,589,540
		333,616,250
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	219,129	6,652,756

TOTAL REAL ESTATE		340,269,006

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	4,756,765	200,545,212
SBA Communications Corp. Class A (a)	329,500	34,683,170
Verizon Communications, Inc.	2,019,900	98,995,299
		334,223,681
UTILITIES - 5.9%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	1,002,900	64,245,774
Edison International	833,300	60,730,904
NextEra Energy, Inc.	697,700	86,319,444
OGE Energy Corp.	1,179,600	39,563,784
PG&E Corp.	1,011,900	62,626,491
Xcel Energy, Inc.	1,337,700	55,273,764
		368,760,161
Multi-Utilities - 1.9%
CMS Energy Corp.	1,054,000	44,900,400
DTE Energy Co.	573,300	56,550,312
Sempra Energy	696,768	71,342,076
		172,792,788

TOTAL UTILITIES		541,552,949

TOTAL COMMON STOCKS
(Cost $7,417,067,418)		8,761,880,444
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.52% 2/2/17 to 4/6/17 (b)
(Cost $8,624,093)	8,630,000	8,624,472
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.62% (c)
(Cost $438,147,522)	438,121,834	438,209,458
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $7,863,839,033)		9,208,714,374
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,860,979)
NET ASSETS - 100%		$9,183,853,395

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,804 ICE Russell 1000 Value Index Contracts (United States)	March 2017	99,833,360	$412,181

The face value of futures purchased as a percentage of Net Assets is 1.1%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,833,187.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,765,924
Fidelity Securities Lending Cash Central Fund	229,265
Total	$1,995,189

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$462,911,359	$462,911,359	$--	$--
Consumer Staples	724,800,767	724,800,767	--	--
Energy	1,173,143,285	1,173,143,285	--	--
Financials	2,367,178,826	2,367,178,826	--	--
Health Care	898,030,887	898,030,887	--	--
Industrials	799,884,932	799,884,932	--	--
Information Technology	853,257,554	853,257,554	--	--
Materials	266,627,198	266,627,198	--	--
Real Estate	340,269,006	340,269,006	--	--
Telecommunication Services	334,223,681	334,223,681	--	--
Utilities	541,552,949	541,552,949	--	--
U.S. Government and Government Agency Obligations	8,624,472	--	8,624,472	--
Money Market Funds	438,209,458	438,209,458	--	--
Total Investments in Securities:	$9,208,714,374	$9,200,089,902	$8,624,472	$--
Derivative Instruments:
Assets
Futures Contracts	$412,181	$412,181	$--	$--
Total Assets	$412,181	$412,181	$--	$--
Total Derivative Instruments:	$412,181	$412,181	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$412,181	$0
Total Equity Risk	412,181	0
Total Value of Derivatives	$412,181	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,425,691,511)	$8,770,504,916
Fidelity Central Funds (cost $438,147,522)	438,209,458
Total Investments (cost $7,863,839,033)		$9,208,714,374
Receivable for investments sold		55,628,067
Receivable for fund shares sold		3,043,295
Dividends receivable		7,377,782
Distributions receivable from Fidelity Central Funds		232,433
Receivable for daily variation margin for derivative instruments		150,928
Prepaid expenses		12,923
Other receivables		77,954
Total assets		9,275,237,756
Liabilities
Payable for investments purchased	$84,147,015
Payable for fund shares redeemed	2,771,245
Accrued management fee	3,814,005
Other affiliated payables	572,607
Other payables and accrued expenses	79,489
Total liabilities		91,384,361
Net Assets		$9,183,853,395
Net Assets consist of:
Paid in capital		$7,823,342,288
Undistributed net investment income		4,365,176
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,858,315
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,345,287,616
Net Assets		$9,183,853,395
Series Stock Selector Large Cap Value:
Net Asset Value, offering price and redemption price per share ($3,615,123,031 ÷ 289,359,371 shares)		$12.49
Class F:
Net Asset Value, offering price and redemption price per share ($5,568,730,364 ÷ 445,386,641 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2017
Investment Income
Dividends		$175,335,098
Interest		14,791
Income from Fidelity Central Funds		1,995,189
Total income		177,345,078
Expenses
Management fee
Basic fee	$44,725,086
Performance adjustment	(4,707,144)
Transfer agent fees	5,099,762
Accounting and security lending fees	1,221,006
Custodian fees and expenses	131,115
Independent trustees' fees and expenses	34,336
Audit	59,761
Legal	22,212
Miscellaneous	68,042
Total expenses before reductions	46,654,176
Expense reductions	(367,619)	46,286,557
Net investment income (loss)		131,058,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,571,486
Fidelity Central Funds	99,746
Foreign currency transactions	14,758
Futures contracts	12,916,219
Total net realized gain (loss)		61,602,209
Change in net unrealized appreciation (depreciation) on: Investment securities	1,505,292,052
Assets and liabilities in foreign currencies	661
Futures contracts	(514,259)
Total change in net unrealized appreciation (depreciation)		1,504,778,454
Net gain (loss)		1,566,380,663
Net increase (decrease) in net assets resulting from operations		$1,697,439,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$131,058,521	$121,465,205
Net realized gain (loss)	61,602,209	701,912,943
Change in net unrealized appreciation (depreciation)	1,504,778,454	(1,315,435,827)
Net increase (decrease) in net assets resulting from operations	1,697,439,184	(492,057,679)
Distributions to shareholders from net investment income	(126,338,283)	(133,963,226)
Distributions to shareholders from net realized gain	(97,954,379)	(821,834,728)
Total distributions	(224,292,662)	(955,797,954)
Share transactions - net increase (decrease)	547,108,835	721,579,563
Total increase (decrease) in net assets	2,020,255,357	(726,276,070)
Net Assets
Beginning of period	7,163,598,038	7,889,874,108
End of period	$9,183,853,395	$7,163,598,038
Other Information
Undistributed net investment income end of period	$4,365,176	$6,650

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$12.67	$11.96	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.18	.18	.15	.02
Net realized and unrealized gain (loss)	2.25	(.96)	1.48	1.87	.71
Total from investment operations	2.42	(.78)	1.66	2.02	.73
Distributions from net investment income	(.16)	(.20)C	(.16)	(.13)	(.02)
Distributions from net realized gain	(.14)	(1.31)C	(.79)	(.64)	–
Total distributions	(.31)D	(1.51)	(.95)	(.77)	(.02)
Net asset value, end of period	$12.49	$10.38	$12.67	$11.96	$10.71
Total ReturnE,F	23.49%	(6.69)%	13.70%	18.81%	7.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.67%	.73%	.72%	.75%	.78%I
Expenses net of fee waivers, if any	.67%	.73%	.72%	.75%	.78%I
Expenses net of all reductions	.66%	.72%	.72%	.75%	.70%I
Net investment income (loss)	1.51%	1.43%	1.37%	1.23%	1.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,615,123	$2,860,230	$3,226,266	$3,208,521	$2,520,689
Portfolio turnover rateJ	54%	64%	55%	66%	44%K

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.144 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Stock Selector Large Cap Value Fund Class F

Years ended January 31,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$12.67	$11.97	$10.71	$10.00
Income from Investment Operations
Net investment income (loss)B	.19	.20	.20	.17	.02
Net realized and unrealized gain (loss)	2.24	(.95)	1.47	1.88	.71
Total from investment operations	2.43	(.75)	1.67	2.05	.73
Distributions from net investment income	(.18)	(.22)C	(.18)	(.15)	(.02)
Distributions from net realized gain	(.14)	(1.31)C	(.79)	(.64)	–
Total distributions	(.32)	(1.53)	(.97)	(.79)	(.02)
Net asset value, end of period	$12.50	$10.39	$12.67	$11.97	$10.71
Total ReturnD,E	23.62%	(6.44)%	13.79%	19.09%	7.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%	.57%	.55%	.57%	.59%H
Expenses net of fee waivers, if any	.51%	.57%	.55%	.57%	.59%H
Expenses net of all reductions	.50%	.56%	.55%	.57%	.51%H
Net investment income (loss)	1.67%	1.59%	1.54%	1.41%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,568,730	$4,303,368	$4,663,608	$4,176,725	$2,782,347
Portfolio turnover rateI	54%	64%	55%	66%	44%J

 A For the period December 6, 2012 (commencement of operations) to January 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017

1. Organization.

Fidelity Series All-Sector Equity Fund, Fidelity Series Equity-Income Fund and Fidelity Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Equity-Income Fund offers Series Equity-Income shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Series Stock Selector Large Cap Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended January 31, 2016.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series All-Sector Equity Fund	$4,379,136,853	$1,666,295,356	$(94,790,072)	$1,571,505,284
Fidelity Series Equity-Income Fund	10,989,361,915	2,295,244,441	(381,040,847)	1,914,203,594
Fidelity Series Stock Selector Large Cap Value Fund	7,881,281,420	1,521,573,940	(194,140,986)	1,327,432,954

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Series All-Sector Equity Fund	$3,706,326	$199,400,653	$1,571,442,146
Fidelity Series Equity-Income Fund	50,152,382	76,242,081	1,822,539,320
Fidelity Series Stock Selector Large Cap Value Fund	4,361,394	28,716,665	1,327,433,048

The tax character of distributions paid was as follows:

January 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Series All-Sector Equity Fund	$83,080,612	$924,487,766	$1,007,568,378
Fidelity Series Equity-Income Fund	293,872,103	223,591,897	517,464,000
Fidelity Series Stock Selector Large Cap Value Fund	126,338,283	97,954,379	224,292,662

January 31, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Series All-Sector Equity Fund	$209,173,223	$805,070,246	$1,014,243,469
Fidelity Series Equity-Income Fund	394,313,812	591,676,042	985,989,854
Fidelity Series Stock Selector Large Cap Value Fund	269,482,468	686,315,486	955,797,954

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Fidelity Series Equity-Income Fund (the Fund) invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $23,157,786 in this Subsidiary, representing .18% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contacts, subject to certain minimum transfer provision, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contacts and exchange-traded options are not covered by the ISDA Master agreement; however counterparty credit risk related to exchange-traded futures and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts	$12,959,157	$135,688
Fidelity Series Equity-Income Fund
Equity Risk
Written Options	$21,305,002	$(2,168,495)
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts	$12,916,219	$(514,259)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Equity-Income Fund (the Fund) used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	43,607	$2,179,431
Options Opened	709,913	51,704,621
Options Exercised	(272,802)	(17,968,865)
Options Closed	(135,497)	(8,925,467)
Options Expired	(168,262)	(14,279,055)
Outstanding at end of period	176,959	$12,710,665

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	3,252,716,128	8,127,897,172
Fidelity Series Equity-Income Fund	4,803,399,099	5,844,891,947
Fidelity Series Stock Selector Large Cap Value Fund	4,582,511,091	4,203,574,910

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Funds is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on Series All- Sector Equity Fund compared to its benchmark index and Series Stock Selector Large Cap Value Fund as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows: The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series All-Sector Equity Fund	.30%	.25%	.50%
Fidelity Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%	.49%

Performance Benchmark
Fidelity Series All-Sector Equity Fund	Russell 1000 Index
Fidelity Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	$5,983,108.16
Fidelity Series Equity-Income Fund
Series Equity-Income	$7,554,885.16
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$5,099,762.16

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$180,312
Fidelity Series Equity-Income Fund	138,094
Fidelity Series Stock Selector Large Cap Value Fund	144,395

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series All-Sector Equity Fund	Borrower	$265,867,091.59%		$48,181
Fidelity Series Equity-Income Fund	Borrower	10,862,000.66%		395

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$24,767
Fidelity Series Equity-Income Fund	36,406
Fidelity Series Stock Selector Large Cap Value Fund	24,396

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series All-Sector Equity Fund	$567,024	$304	$–
Fidelity Series Equity-Income Fund	639,798	111,669	10,802,995
Fidelity Series Stock Selector Large Cap Value Fund	229,265	288	–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$373,586	$194
Fidelity Series Equity-Income Fund	399,939	2,727
Fidelity Series Stock Selector Large Cap Value Fund	298,387	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-level Amount
Fidelity Series All-Sector Equity Fund	$63,322
Fidelity Series Equity-Income Fund	101,026
Fidelity Series Stock Selector Large Cap Value Fund	69,232

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
Fidelity Series All-Sector Equity Fund
From net investment income
Series All-Sector Equity	$34,765,591	$47,470,909
Class F	48,315,021	63,520,448
Total	$83,080,612	$110,991,357
From net realized gain
Series All-Sector Equity	$422,768,442	$423,331,845
Class F	501,719,324	479,920,267
Total	$924,487,766	$903,252,112
Fidelity Series Equity-Income Fund
From net investment income
Series Equity-Income	$102,206,696	$126,940,551
Class F	170,986,098	199,439,259
Total	$273,192,794	$326,379,810
From net realized gain
Series Equity-Income	$96,030,059	$264,896,346
Class F	148,241,147	394,713,698
Total	$244,271,206	$659,610,044
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$46,370,074	$50,402,320
Class F	79,968,209	83,560,906
Total	$126,338,283	$133,963,226
From net realized gain
Series Stock Selector Large Cap Value	$39,189,968	$329,231,959
Class F	58,764,411	492,602,769
Total	$97,954,379	$821,834,728

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity
Shares sold	17,447,715	35,141,686	$222,380,318	$476,843,174
Reinvestment of distributions	37,633,076	36,428,918	457,534,033	470,802,754
Shares redeemed	(200,487,503)	(64,306,814)	(2,648,784,288)	(892,167,250)
Net increase (decrease)	(145,406,712)	7,263,790	$(1,968,869,937)	$55,478,678
Class F
Shares sold	37,500,429	61,014,379	$476,054,798	$825,926,852
Reinvestment of distributions	45,316,663	42,150,064	550,034,345	543,440,715
Shares redeemed	(243,062,018)	(75,106,226)	(3,202,248,512)	(1,034,782,602)
Net increase (decrease)	(160,244,926)	28,058,217	$(2,176,159,369)	$334,584,965
Fidelity Series Equity-Income Fund
Series Equity-Income
Shares sold	31,432,432	39,867,120	$384,128,003	$487,981,645
Reinvestment of distributions	16,245,329	33,811,102	198,236,755	391,836,897
Shares redeemed	(65,420,830)	(58,004,561)	(784,109,546)	(698,899,540)
Net increase (decrease)	(17,743,069)	15,673,661	$(201,744,788)	$180,919,002
Class F
Shares sold	81,750,336	94,690,161	$983,756,162	$1,151,903,465
Reinvestment of distributions	26,139,126	51,275,477	319,227,245	594,152,957
Shares redeemed	(120,613,647)	(99,291,395)	(1,462,583,213)	(1,195,904,881)
Net increase (decrease)	(12,724,185)	46,674,243	$(159,599,806)	$550,151,541
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	38,562,816	24,683,092	$456,534,754	$305,055,961
Reinvestment of distributions	7,285,333	34,374,961	85,560,042	379,634,279
Shares redeemed	(32,016,026)	(38,256,262)	(365,140,651)	(471,445,503)
Net increase (decrease)	13,832,123	20,801,791	$176,954,145	$213,244,737
Class F
Shares sold	85,332,565	58,426,280	$995,931,948	$718,282,119
Reinvestment of distributions	11,754,285	52,212,701	138,732,620	576,163,675
Shares redeemed	(66,070,266)	(64,280,031)	(764,509,878)	(786,110,968)
Net increase (decrease)	31,016,584	46,358,950	$370,154,690	$508,334,826

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund (the Funds), each a fund of the Fidelity Devonshire Trust, including the schedules of investments, as of January 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund as of January 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 20, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Series Stock Selector Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Stock Selector Large Cap Value Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Series Stock Selector Large Cap Value Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® Series All-Sector Equity Fund, Fidelity® Series Equity-Income Fund, and Fidelity® Series Stock Selector Large Cap Value Fund or 1-800-835-5092 for Class F.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.63%
Actual		$1,000.00	$1,066.90	$3.27
Hypothetical-C		$1,000.00	$1,021.97	$3.20
Class F	.48%
Actual		$1,000.00	$1,066.80	$2.49
Hypothetical-C		$1,000.00	$1,022.72	$2.44
Fidelity Series Equity-Income Fund
Series Equity-Income	.62%
Actual		$1,000.00	$1,090.20	$3.26
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Class F	.46%
Actual		$1,000.00	$1,091.00	$2.42
Hypothetical-C		$1,000.00	$1,022.82	$2.34
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.66%
Actual		$1,000.00	$1,080.40	$3.45
Hypothetical-C		$1,000.00	$1,021.82	$3.35
Class F	.50%
Actual		$1,000.00	$1,080.80	$2.62
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	03/13/17	03/10/17	$0.001	$0.427
Class F	03/13/17	03/10/17	$0.003	$0.427
Fidelity Series Equity-Income Fund
Series Equity-Income	03/13/17	03/10/17	$0.000	$0.129
Class F	03/13/17	03/10/17	$0.000	$0.131
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	03/13/17	03/10/17	$0.007	$0.039
Class F	03/13/17	03/10/17	$0.009	$0.039

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Series All-Sector Equity Fund	$927,060,214
Fidelity Series Equity-Income Fund	$181,969,159
Fidelity Series Stock Selector Large Cap Value Fund	$30,845,071

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Series Equity-Income Fund
Series Equity-Income	0.17%
Class F	0.17%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2016	July 2016	October 2016	December 2016
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	–%	–%	–%	100%
Class F	–%	–%	–%	100%
Fidelity Series Equity-Income Fund
Series Equity-Income	100%	100%	100%	99%
Class F	94%	94%	94%	95%
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	–%	–%	–%	100%
Class F	–%	–%	–%	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2016	July 2016	October 2016	December 2016
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	–%	–%	–%	100%
Class F	–%	–%	–%	100%
Fidelity Series Equity-Income Fund
Series Equity-Income	100%	100%	100%	100%
Class F	100%	100%	100%	100%
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	–%	–%	–%	100%
Class F	–%	–%	–%	100%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

EDT-LDT-ANN-0317
1.956971.104

Fidelity® Equity-Income Fund Class K Annual Report January 31, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended January 31, 2017	Past 1 year	Past 5 years	Past 10 years
Class K	24.56%	12.53%	4.55%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Equity-Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity-Income Fund - Class K on January 31, 2007. The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period. See above for additional information regarding the performance of Class K.

Period Ending Values
$15,610	Fidelity® Equity-Income Fund - Class K
$17,386	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index posted a 20.04% gain for the year ending January 31, 2017, rising sharply in the period’s final months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following the U.K.’s June 23 vote to exit the European Union (Brexit) – then recovered quickly and settled into a flattish stretch until the November 8 U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, industrials (+28%), energy (+27%) and materials (+37%) all did well, the latter two driven by a cyclical rebound in commodity prices. Financials (+35%) also shined, riding an uptick in bond yields and the strong rally in banks (+41%), especially post-election. Information technology rose about 25%, despite cooling off in the fourth quarter of 2016. Conversely, real estate (+8%) lagged on the prospect for rising interest rates. An improved backdrop for riskier assets curbed dividend-rich telecommunication services (+13%), utilities (+12%) and consumer staples (+6%). Health care (+8%) underperformed amid an uncertain political and regulatory outlook.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes gained roughly 24% to 25%, nearly keeping pace with the 25.76% advance of the benchmark Russell 3000® Value Index. Relative to the benchmark, the fund was hurt by a higher-than-normal amount of cash. This reflected my caution about market volatility leading up to the election, which did not come to pass. Weak stock selection in health care also detracted, especially an out-of-benchmark stake in Israeli drug manufacturer Teva Pharmaceutical Industries. Teva’s multiple challenges this period included overpaying to acquire a competitor, falling earnings and unfavorable patent decisions. Another drug manufacturer that detracted from relative performance was GlaxoSmithKline, an out-of-benchmark stock hurt mostly by a weaker British pound. Elsewhere, the fund’s biggest individual detractor was CVS, a retail drug store chain that reported lighter-than-expected revenue in November. On the positive side, security selection in the energy sector helped performance – especially energy transportation companies Williams Partners, Energy Transfer Equity and Williams Companies, parent of Williams Partners and the only one of the three in the benchmark. Stock picking in financials, especially banks, also helped. JPMorgan Chase, the fund’s largest holding, was a notable contributor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.(a)	4.3	3.7
Cisco Systems, Inc.	3.3	2.6
Procter & Gamble Co.	2.8	2.5
Johnson & Johnson	2.6	2.8
General Electric Co.(a)	2.2	2.8
Comcast Corp. Class A(a)	2.1	1.0
Verizon Communications, Inc.	2.1	2.1
Chubb Ltd.	2.0	1.5
The Blackstone Group LP	1.9	1.5
Exelon Corp.	1.8	1.7
	25.1

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	23.8
Energy	10.9	11.8
Information Technology	9.7	11.3
Health Care	9.6	10.2
Industrials	9.5	10.9

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*,**
Stocks	94.5%
Convertible Securities	0.4%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

 * Foreign investments - 13.5%

 ** Written options - (0.1)%

As of July 31, 2016*,**
Stocks	92.9%
Bonds	0.1%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Written options - (0.1)%

 ** Foreign investments - 12.1%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.2%
Delphi Automotive PLC	240,400	$16,842
Automobiles - 1.9%
Fiat Chrysler Automobiles NV	372,400	4,093
Fiat Chrysler Automobiles NV	3,180,000	34,671
General Motors Co.	3,312,900	121,285
		160,049
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	1,261,600	65,439
Whitbread PLC	381,261	18,825
		84,264
Household Durables - 0.6%
M.D.C. Holdings, Inc.	1,093,580	29,570
Tupperware Brands Corp.	392,700	23,703
		53,273
Leisure Products - 0.5%
Mattel, Inc.	930,600	24,391
Polaris Industries, Inc. (a)	242,600	20,395
		44,786
Media - 3.5%
Comcast Corp. Class A (b)	2,347,294	177,033
Daiichikosho Co. Ltd.	736,000	29,235
ITV PLC	5,871,300	15,009
The Walt Disney Co.	239,900	26,545
Time Warner, Inc.	451,600	43,737
		291,559
Multiline Retail - 1.2%
Kohl's Corp.	643,724	25,640
Macy's, Inc.	949,200	28,039
Target Corp.	735,009	47,393
		101,072
Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	90,600	3,656
Foot Locker, Inc.	179,100	12,276
GNC Holdings, Inc.	546,543	4,848
Lewis Group Ltd.	2,117,300	6,419
Stage Stores, Inc. (a)	890,500	2,493
Williams-Sonoma, Inc. (a)	154,700	7,458
		37,150

TOTAL CONSUMER DISCRETIONARY		788,995

CONSUMER STAPLES - 9.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	227,295	21,939
The Coca-Cola Co.	1,082,500	45,000
		66,939
Food & Staples Retailing - 3.8%
CVS Health Corp.	1,288,100	101,515
Kroger Co.	282,300	9,587
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	189,404	7,698
Wal-Mart Stores, Inc.	1,385,191	92,448
Walgreens Boots Alliance, Inc.	1,082,020	88,661
Whole Foods Market, Inc.	649,800	19,637
		319,546
Food Products - 1.0%
B&G Foods, Inc. Class A	793,367	35,186
Hilton Food Group PLC	1,240,932	10,420
Morinaga & Co. Ltd.	198,500	8,579
The Hain Celestial Group, Inc. (c)	159,200	6,298
The Hershey Co. (b)	190,600	20,103
The J.M. Smucker Co.	64,000	8,694
		89,280
Household Products - 3.1%
Kimberly-Clark Corp.	209,200	25,340
Procter & Gamble Co.	2,691,997	235,819
		261,159
Personal Products - 0.2%
Unilever NV (NY Reg.)	431,100	17,524
Tobacco - 0.2%
Reynolds American, Inc.	251,700	15,135

TOTAL CONSUMER STAPLES		769,583

ENERGY - 10.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc. (b)	391,200	24,677
Halliburton Co.	454,300	25,700
Oceaneering International, Inc.	115,400	3,214
Schlumberger Ltd.	349,900	29,290
		82,881
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	598,432	41,609
Apache Corp.	606,801	36,299
Chevron Corp. (b)	992,472	110,512
ConocoPhillips Co.	2,391,100	116,590
CONSOL Energy, Inc.	624,634	10,581
Energy Transfer Equity LP	147,200	2,642
EQT Midstream Partners LP	19,800	1,550
Golar LNG Ltd.	271,100	7,011
Imperial Oil Ltd.	386,300	12,700
Kinder Morgan, Inc.	2,421,600	54,099
Legacy Reserves LP (c)	1,845,900	4,338
MPLX LP	832,811	31,522
Suncor Energy, Inc.	3,294,700	102,190
The Williams Companies, Inc.	5,110,743	147,394
Williams Partners LP	3,396,369	139,387
		818,424

TOTAL ENERGY		901,305

FINANCIALS - 24.7%
Banks - 13.5%
Bank of America Corp. (b)	6,081,900	137,694
Comerica, Inc. (b)	737,372	49,795
Huntington Bancshares, Inc.	658,168	8,905
JPMorgan Chase & Co.	4,311,782	364,907
KeyCorp (b)	2,920,716	52,485
Lakeland Financial Corp.	357,600	15,885
Lloyds Banking Group PLC	12,478,000	10,234
M&T Bank Corp. (b)	836,578	136,002
Prosperity Bancshares, Inc.	28,600	2,077
Regions Financial Corp. (b)	3,747,200	53,997
Standard Chartered PLC (United Kingdom) (c)	1,432,566	13,951
SunTrust Banks, Inc. (b)	1,183,600	67,252
U.S. Bancorp	1,876,322	98,788
Wells Fargo & Co.	2,368,350	133,409
		1,145,381
Capital Markets - 6.3%
Apollo Global Management LLC Class A	280,300	5,954
Ares Capital Corp.	1,156,574	19,546
Ares Management LP	266,715	5,241
AURELIUS AG	258,470	16,281
KKR & Co. LP	6,632,365	115,138
Morgan Stanley (b)	1,671,131	71,006
S&P Global, Inc.	127,300	15,299
State Street Corp.	1,503,699	114,582
The Blackstone Group LP	5,278,032	161,666
TPG Specialty Lending, Inc.	372,293	6,802
Virtu Financial, Inc. Class A	245,800	4,314
		535,829
Consumer Finance - 0.2%
Capital One Financial Corp.	191,600	16,744
Insurance - 4.3%
American International Group, Inc.	62,100	3,991
Chubb Ltd.	1,300,000	170,937
Marsh & McLennan Companies, Inc. (b)	325,700	22,154
MetLife, Inc.	2,108,738	114,736
Prudential Financial, Inc.	520,577	54,718
		366,536
Mortgage Real Estate Investment Trusts - 0.2%
Agnc Investment Corp.	214,063	3,997
Two Harbors Investment Corp.	1,041,178	9,131
		13,128
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	844,727	15,543

TOTAL FINANCIALS		2,093,161

HEALTH CARE - 9.5%
Biotechnology - 1.3%
Amgen, Inc.	364,500	57,110
Gilead Sciences, Inc.	723,200	52,396
		109,506
Health Care Equipment & Supplies - 2.1%
Dentsply Sirona, Inc.	365,400	20,718
Hoya Corp.	469,200	20,453
Medtronic PLC	1,822,656	138,558
		179,729
Health Care Providers & Services - 0.2%
AmerisourceBergen Corp.	43,500	3,797
Anthem, Inc.	29,900	4,609
HealthSouth Corp.	3	0
McKesson Corp.	48,500	6,749
		15,155
Pharmaceuticals - 5.9%
Astellas Pharma, Inc.	1,918,500	25,750
Bristol-Myers Squibb Co.	375,000	18,435
GlaxoSmithKline PLC	4,336,000	83,793
Johnson & Johnson	1,991,248	225,509
Merck & Co., Inc.	803,400	49,803
Pfizer, Inc.	879,179	27,896
Sanofi SA	291,332	23,416
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,526,000	51,014
		505,616

TOTAL HEALTH CARE		810,006

INDUSTRIALS - 9.5%
Aerospace & Defense - 3.1%
General Dynamics Corp. (b)	406,500	73,609
Raytheon Co. (b)	258,900	37,323
The Boeing Co.	158,600	25,918
United Technologies Corp.	1,124,420	123,315
		260,165
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	125,556	9,550
PostNL NV (c)	6,587,500	28,829
United Parcel Service, Inc. Class B	1,201,773	131,149
		169,528
Airlines - 0.3%
Allegiant Travel Co.	18,200	3,130
Copa Holdings SA Class A	221,400	21,584
		24,714
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	1,100,200	50,114
Mears Group PLC	198,400	1,265
Waste Connection, Inc. (Canada)	116,297	9,327
		60,706
Electrical Equipment - 0.8%
AMETEK, Inc. (b)	162,200	8,288
Eaton Corp. PLC	622,200	44,039
Regal Beloit Corp.	189,800	13,779
		66,106
Industrial Conglomerates - 2.5%
General Electric Co. (b)	6,245,455	185,490
Roper Technologies, Inc.	138,000	26,475
		211,965
Machinery - 0.1%
Allison Transmission Holdings, Inc.	243,700	8,525

TOTAL INDUSTRIALS		801,709

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 3.3%
Cisco Systems, Inc.	8,965,686	275,426
Electronic Equipment & Components - 0.7%
Dell Technologies, Inc. (c)	475,603	29,958
TE Connectivity Ltd.	388,832	28,910
		58,868
IT Services - 1.5%
First Data Corp. Class A (c)	4,371,136	67,053
Paychex, Inc. (b)	631,757	38,089
Sabre Corp.	828,600	20,301
		125,443
Semiconductors & Semiconductor Equipment - 1.5%
KLA-Tencor Corp.	50,400	4,290
Maxim Integrated Products, Inc.	709,900	31,576
Qualcomm, Inc.	1,644,916	87,888
		123,754
Software - 1.5%
Micro Focus International PLC	1,788,200	48,253
Microsoft Corp.	1,174,116	75,907
SS&C Technologies Holdings, Inc.	207,000	6,651
		130,811
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (b)	718,800	87,226
Inventec Corp.	13,096,000	9,867
		97,093

TOTAL INFORMATION TECHNOLOGY		811,395

MATERIALS - 1.8%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	382,100	35,638
Potash Corp. of Saskatchewan, Inc.	922,200	17,158
The Dow Chemical Co.	924,700	55,140
		107,936
Containers & Packaging - 0.5%
WestRock Co.	781,900	41,722
Metals & Mining - 0.0%
Walter Energy Guc Trust	67	18

TOTAL MATERIALS		149,676

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	151,100	15,639
Cousins Properties, Inc.	1,589,400	13,510
Crown Castle International Corp.	408,500	35,879
Duke Realty LP	709,700	17,267
First Potomac Realty Trust	1,743,625	17,855
Piedmont Office Realty Trust, Inc. Class A	970,000	21,068
Public Storage	128,700	27,671
Sabra Health Care REIT, Inc.	256,800	6,523
Ventas, Inc.	236,203	14,567
		169,979
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	2,963,089	124,924
Verizon Communications, Inc.	3,599,960	176,434
		301,358
Wireless Telecommunication Services - 0.1%
KDDI Corp.	354,800	9,533

TOTAL TELECOMMUNICATION SERVICES		310,891

UTILITIES - 4.7%
Electric Utilities - 4.2%
American Electric Power Co., Inc.	396,082	25,373
Duke Energy Corp.	310,300	24,371
Entergy Corp.	595,000	42,626
Exelon Corp.	4,243,800	152,268
PPL Corp.	1,563,700	54,479
Southern Co.	818,777	40,472
Xcel Energy, Inc.	413,500	17,086
		356,675
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,056,800	27,699
Public Service Enterprise Group, Inc.	387,100	17,129
		44,828

TOTAL UTILITIES		401,503

TOTAL COMMON STOCKS
(Cost $6,521,714)		8,008,203

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Post Holdings, Inc. 5.25% (c)	7,700	1,117
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	98,800	2,186
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	2,300	2,762
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Envision Healthcare Corp. Series A 5.25%	10,400	1,307
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	2,928	2,317

TOTAL HEALTH CARE		3,624

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. Series A 5.50%	16,700	1,706
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. 2.00% ZENS	41,400	2,880
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,090)		14,275
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26 (d)	2,980	3,481
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.875% 7/1/21	1,200	1,343
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	2,626	1,402
Chesapeake Energy Corp. 5.5% 9/15/26 (d)	1,630	1,737
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)	2,330	1,959
		5,098
TOTAL ENERGY		6,441
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
InterDigital, Inc. 1.5% 3/1/20	1,350	1,862
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	4,955	4,518
TOTAL INFORMATION TECHNOLOGY		6,380

TOTAL CONVERTIBLE BONDS		16,302

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)	2,585	2,801
TOTAL CORPORATE BONDS
(Cost $18,137)		19,103

Preferred Securities - 0.0%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (e)(f)
(Cost $4,636)	$4,410	$4,615
	Shares	Value (000s)

Other - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (g)(h)
(Cost $15,119)	15,119,286	15,119

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.62% (i)	426,357,512	426,443
Fidelity Securities Lending Cash Central Fund 0.65% (i)(j)	28,288,357	28,294
TOTAL MONEY MARKET FUNDS
(Cost $454,678)		454,737
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $7,027,374)		8,516,052
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(39,205)
NET ASSETS - 100%		$8,476,847

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
AMETEK, Inc.	3/17/17 - $55.00	387	$22	$(14)
Apple, Inc.	3/17/17 - $125.00	3,568	493	(524)
AT&T, Inc.	3/17/17 - $44.00	7,396	104	(152)
Baker Hughes, Inc.	4/21/17 - $67.50	959	112	(103)
Bank of America Corp.	3/17/17 - $25.00	15,200	259	(182)
Chevron Corp.	3/17/17 - $120.00	2,473	275	(36)
Comcast Corp. Class A	4/21/17 - $77.50	5,850	521	(804)
Comerica, Inc.	4/21/17 - $70.00	1,835	472	(385)
Crown Castle International Corp.	3/17/17 - $92.50	1,011	64	(64)
General Dynamics Corp.	5/19/17 - $185.00	1,012	335	(546)
General Electric Co.	4/21/17 - $32.00	15,593	281	(249)
Halliburton Co.	4/21/17 - $62.50	1,116	87	(88)
JPMorgan Chase & Co.	4/21/17 - $87.50	9,479	1,855	(1,701)
KeyCorp	3/17/17 - $20.00	7,293	66	(62)
M&T Bank Corp.	2/17/17 - $165.00	2,077	278	(312)
Marsh & McLennan Companies, Inc.	4/21/17 - $70.00	812	91	(77)
MetLife, Inc.	3/17/17 - $57.50	5,267	511	(365)
Morgan Stanley	4/21/17 - $45.00	4,168	438	(423)
Paychex, Inc.	3/17/17 - $62.50	1,573	115	(75)
Prudential Financial, Inc.	3/17/17 - $110.00	1,281	314	(246)
Raytheon Co.	5/19/17 - $155.00	640	163	(102)
Regions Financial Corp.	2/17/17 - $13.00	6,509	222	(944)
Regions Financial Corp.	5/19/17 - $16.00	9,367	300	(295)
Schlumberger Ltd.	3/17/17 - $92.50	867	14	(8)
SunTrust Banks, Inc.	4/21/17 - $60.00	2,952	420	(339)
The Hershey Co.	5/19/17 - $110.00	475	131	(120)
TOTAL WRITTEN OPTIONS			$7,943	$(8,216)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $367,898,000.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,978,000 or 0.1% of net assets.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119,000 or 0.2% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,429
Fidelity Securities Lending Cash Central Fund	502
Total	$1,931

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$788,995	$788,995	$--	$--
Consumer Staples	770,700	769,583	1,117	--
Energy	903,491	903,491	--	--
Financials	2,095,923	2,085,689	10,234	--
Health Care	813,630	680,671	132,959	--
Industrials	801,709	801,709	--	--
Information Technology	811,395	811,395	--	--
Materials	149,676	149,658	--	18
Real Estate	169,979	169,979	--	--
Telecommunication Services	312,597	303,064	9,533	--
Utilities	404,383	401,503	2,880	--
Corporate Bonds	19,103	--	19,103	--
Preferred Securities	4,615	--	4,615	--
Other	15,119		--	15,119
Money Market Funds	454,737	454,737	--	--
Total Investments in Securities:	$8,516,052	$8,320,474	$180,441	$15,137
Derivative Instruments:
Liabilities
Written Options	$(8,216)	$(5,592)	$(2,624)	$--
Total Liabilities	$(8,216)	$(5,592)	$(2,624)	$--
Total Derivative Instruments:	$(8,216)	$(5,592)	$(2,624)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$186,858

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Written Options(a)	$0	$(8,216)
Total Equity Risk	0	(8,216)
Total Value of Derivatives	$0	$(8,216)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.5%
United Kingdom	2.3%
Switzerland	2.3%
Ireland	2.2%
Canada	1.7%
Netherlands	1.4%
Japan	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $27,886) — See accompanying schedule: Unaffiliated issuers (cost $6,572,696)	$8,061,315
Fidelity Central Funds (cost $454,678)	454,737
Total Investments (cost $7,027,374)		$8,516,052
Receivable for investments sold		6,467
Receivable for fund shares sold		4,757
Dividends receivable		8,523
Interest receivable		251
Distributions receivable from Fidelity Central Funds		215
Prepaid expenses		13
Other receivables		1,081
Total assets		8,537,359
Liabilities
Payable for investments purchased	$459
Payable for fund shares redeemed	18,266
Accrued management fee	3,209
Written options, at value (premium received $7,943)	8,216
Other affiliated payables	1,052
Other payables and accrued expenses	1,020
Collateral on Securities Loaned	28,290
Total liabilities		60,512
Net Assets		$8,476,847
Net Assets consist of:
Paid in capital		$6,969,622
Distributions in excess of net investment income		(52,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,225
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,488,348
Net Assets		$8,476,847
Equity-Income:
Net Asset Value, offering price and redemption price per share ($6,685,798 ÷ 115,758 shares)		$57.76
Class K:
Net Asset Value, offering price and redemption price per share ($1,791,049 ÷ 31,027 shares)		$57.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended January 31, 2017
Investment Income
Dividends		$229,014
Interest		1,479
Income from Fidelity Central Funds		1,931
Total income		232,424
Expenses
Management fee	$35,936
Transfer agent fees	10,726
Accounting and security lending fees	1,214
Custodian fees and expenses	153
Independent trustees' fees and expenses	35
Appreciation in deferred trustee compensation account	2
Registration fees	159
Audit	114
Legal	26
Miscellaneous	70
Total expenses before reductions	48,435
Expense reductions	(292)	48,143
Net investment income (loss)		184,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	128,235
Fidelity Central Funds	5
Foreign currency transactions	(346)
Written options	12,878
Total net realized gain (loss)		140,772
Change in net unrealized appreciation (depreciation) on: Investment securities	1,413,409
Assets and liabilities in foreign currencies	14
Written options	(1,373)
Total change in net unrealized appreciation (depreciation)		1,412,050
Net gain (loss)		1,552,822
Net increase (decrease) in net assets resulting from operations		$1,737,103

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2017	Year ended January 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,281	$221,310
Net realized gain (loss)	140,772	508,669
Change in net unrealized appreciation (depreciation)	1,412,050	(1,074,501)
Net increase (decrease) in net assets resulting from operations	1,737,103	(344,522)
Distributions to shareholders from net investment income	(204,416)	(262,218)
Distributions to shareholders from net realized gain	(163,868)	(674,726)
Total distributions	(368,284)	(936,944)
Share transactions - net increase (decrease)	(289,881)	(278,644)
Total increase (decrease) in net assets	1,078,938	(1,560,110)
Net Assets
Beginning of period	7,397,909	8,958,019
End of period	$8,476,847	$7,397,909
Other Information
Distributions in excess of net investment income end of period	$(52,348)	$(2,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$48.57	$57.26	$56.69	$49.72	$42.77
Income from Investment Operations
Net investment income (loss)A	1.22	1.43	2.00B	1.26	1.32
Net realized and unrealized gain (loss)	10.43	(3.91)C	2.87	6.99	6.95
Total from investment operations	11.65	(2.48)	4.87	8.25	8.27
Distributions from net investment income	(1.36)	(1.71)D	(1.60)	(1.28)	(1.32)
Distributions from net realized gain	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(2.46)	(6.21)E	(4.30)	(1.28)	(1.32)
Net asset value, end of period	$57.76	$48.57	$57.26	$56.69	$49.72
Total ReturnF	24.42%	(4.89)%C	8.53%	16.72%	19.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%	.64%	.63%	.64%	.67%
Expenses net of fee waivers, if any	.63%	.64%	.63%	.64%	.67%
Expenses net of all reductions	.62%	.63%	.63%	.64%	.66%
Net investment income (loss)	2.27%	2.55%	3.30%B	2.30%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$6,686	$5,752	$6,686	$6,842	$6,401
Portfolio turnover rateI	36%	46%J	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.12)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.21 per share is comprised of distributions from net investment income of $1.709 and distributions from net realized gain of $4.505 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Equity-Income Fund Class K

Years ended January 31,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$48.55	$57.25	$56.67	$49.70	$42.76
Income from Investment Operations
Net investment income (loss)A	1.28	1.50	2.07B	1.33	1.38
Net realized and unrealized gain (loss)	10.42	(3.92)C	2.88	6.99	6.95
Total from investment operations	11.70	(2.42)	4.95	8.32	8.33
Distributions from net investment income	(1.42)	(1.78)D	(1.67)	(1.35)	(1.39)
Distributions from net realized gain	(1.10)	(4.51)D	(2.70)	–	–
Total distributions	(2.52)	(6.28)E	(4.37)	(1.35)	(1.39)
Net asset value, end of period	$57.73	$48.55	$57.25	$56.67	$49.70
Total ReturnF	24.56%	(4.78)%C	8.68%	16.87%	19.78%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.51%	.51%	.52%	.52%
Net investment income (loss)	2.39%	2.67%	3.41%B	2.42%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$1,791	$1,646	$2,272	$2,480	$2,276
Portfolio turnover rateI	36%	46%J	40%	43%	43%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.13 per share. Excluding these litigation proceeds, the total return would have been (5.01)%

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $6.28 per share is comprised of distributions from net investment income of $1.777 and distributions from net realized gain of $4.505 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,842,771
Gross unrealized depreciation	(356,441)
Net unrealized appreciation (depreciation) on securities	$1,486,330
Tax Cost	$7,029,722

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$33,199
Undistributed long-term capital gain	$40,570
Net unrealized appreciation (depreciation) on securities and other investments	$1,434,648

The tax character of distributions paid was as follows:

	January 31, 2017	January 31, 2016
Ordinary Income	$220,676	$ 285,451
Long-term Capital Gains	147,608	651,493
Total	$368,284	$ 936,944

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,119 in this Subsidiary, representing .18% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

During the period, the Fund recognized net realized gain (loss) of $12,878 and a change in net unrealized appreciation (depreciation) of $(1,373) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	26	$1,377
Options Opened	437	31,735
Options Exercised	(171)	(11,204)
Options Closed	(80)	(5,152)
Options Expired	(103)	(8,813)
Outstanding at end of period	109	$7,943

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,774,154 and $3,393,199, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,158 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash, including accrued interest, with a value of $62,186. The Fund had a net realized gain of $14,316 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity-Income	$9,919.16
Class K	807.05
	$10,726

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $76 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,515. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $502, including $47 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $223 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $67.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2017	Year ended January 31, 2016
From net investment income
Equity-Income	$158,629	$199,167
Class K	45,787	63,051
Total	$204,416	$262,218
From net realized gain
Equity-Income	$127,710	$515,493
Class K	36,158	159,233
Total	$163,868	$674,726

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2017	Year ended January 31, 2016	Year ended January 31, 2017	Year ended January 31, 2016
Equity-Income
Shares sold	12,430	11,557	$670,860	$638,905
Reinvestment of distributions	5,024	12,773	271,182	679,623
Shares redeemed	(20,110)	(22,666)	(1,087,701)	(1,259,206)
Net increase (decrease)	(2,656)	1,664	$(145,659)	$59,322
Class K
Shares sold	9,202	5,714	$506,412	$318,377
Reinvestment of distributions	1,517	4,160	81,945	222,285
Shares redeemed	(13,599)	(15,663)(a)	(732,579)	(878,628)(a)
Net increase (decrease)	(2,880)	(5,789)	$(144,222)	$(337,966)

 (a) Amount includes in-kind redemptions (See note 5: Prior Fiscal Year Redemptions In-Kind)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Equity-Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 16, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 169 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer (2012-2016), Vice President (2007-2014), and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Equity-Income	.62%
Actual		$1,000.00	$1,084.60	$3.25
Hypothetical-C		$1,000.00	$1,022.02	$3.15
Class K	.52%
Actual		$1,000.00	$1,085.30	$2.73
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Equity-Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Equity-Income Fund
Equity Income	03/13/2017	03/10/2017	$0.507
Class K	03/13/2017	03/10/2017	$0.512

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2017, $107,001,300, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Equity Income designates 85%, 85%, 85%, 85% and 84%; Class K designates 71%, 80%, 81%, 81% and 82%; of the dividends distributed in March, April, July, October and December 2016, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Equity Income designates 71%, 91%, 96%, 96% and 96%; Class K designates 59%, 85%, 92%, 92% and 93%; of the dividends distributed in March, April, July, October and December 2016, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EQU-K-ANN-0317
1.863282.108

Item 2.

Code of Ethics

As of the end of the period, January 31, 2017, Fidelity Devonshire Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Series Equity-Income Fund, Fidelity Series All-Sector Equity Fund, and Fidelity Series Equity-Income Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Equity-Income Fund	$48,000	$-	$7,000	$1,400
Fidelity Series All-Sector Equity Fund	$47,000	$-	$5,200	$1,400
Fidelity Series Equity-Income Fund	$48,000	$-	$9,900	$1,400

January 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Equity-Income Fund	$50,000	$-	$6,800	$1,000
Fidelity Series All-Sector Equity Fund	$49,000	$-	$4,900	$2,700
Fidelity Series Equity-Income Fund	$51,000	$-	$9,900	$3,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Series Stock Selector Large Cap Value Fund, Fidelity Equity-Income Fund, Fidelity Mid Cap Value Fund, Fidelity Series Stock Selector Large Cap Value Fund and Fidelity Stock Selector Large Cap Value Fund (the “Funds”):

Services Billed by PwC

January 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$47,000	$-	$3,200	$2,100
Fidelity Equity-Income Fund	$80,000	$-	$16,200	$3,300
Fidelity Mid Cap Value Fund	$55,000	$-	$4,100	$2,500
Fidelity Series Stock Selector Large Cap Value Fund	$51,000	$-	$3,200	$2,300
Fidelity Stock Selector Large Cap Value Fund	$55,000	$-	$4,300	$2,500

January 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Series Stock Selector Large Cap Value Fund	$47,000	$-	$2,800	$2,000
Fidelity Equity-Income Fund	$76,000	$-	$7,600	$4,500
Fidelity Mid Cap Value Fund	$56,000	$-	$3,500	$2,800
Fidelity Series Stock Selector Large Cap Value Fund	$55,000	$-	$2,800	$4,200
Fidelity Stock Selector Large Cap Value Fund	$54,000	$-	$3,500	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2017A	January 31, 2016A
Audit-Related Fees	$35,000	$-
Tax Fees	$5,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	January 31, 2017A	January 31, 2016A,B
Audit-Related Fees	$5,835,000	$5,470,000
Tax Fees	$55,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2017 A	January 31, 2016 A,B
Deloitte Entities	$285,000	$75,000
PwC	$7,810,000	$6,180,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 29, 2017